UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2013

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Beverages - 1.5%
PepsiCo, Inc.	27,700	$2,202,150

Capital Markets - 2.4%
Goldman Sachs Group, Inc.	12,500	1,977,625
Morgan Stanley	55,500	1,495,725
		3,473,350

Chemicals - 4.0%
Dow Chemical Co.	74,400	2,856,960
E. I. du Pont de Nemours & Co.	51,100	2,992,416
		5,849,376

Commercial Banks - 8.0%
KeyCorp	201,800	2,300,520
The PNC Financial Services Group, Inc.	49,200	3,564,540
US Bancorp	63,200	2,311,856
Wells Fargo & Co.	81,700	3,375,844
		11,552,760

Commercial Services & Supplies - 3.9%
The ADT Corp.*	55,212	2,244,920
Tyco International Ltd.	95,925	3,355,456
		5,600,376

Consumer Finance - 2.1%
Capital One Financial Corp.	44,400	3,052,056

Diversified Financial Services - 6.5%
Bank of America Corp.	234,184	3,231,739
Berkshire Hathaway, Inc., Class B*	26,950	3,059,095
Citigroup, Inc.	64,800	3,143,448
		9,434,282

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	93,300	3,155,406
BCE, Inc.	36,600	1,562,820
		4,718,226

Electric Utilities - 4.4%
Duke Energy Corp.	48,581	3,244,239
The Southern Co.	75,300	3,100,854
		6,345,093

Electronic Equipment & Instruments - 1.7%
TE Connectivity Ltd.	48,825	2,528,158

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	49,700	2,820,475

Food Products - 2.1%
Unilever NV, NY Shares	81,000	3,055,320

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	30,600	1,015,614
Covidien plc	36,325	2,213,645
		3,229,259

Health Care Providers & Services - 2.0%
WellPoint, Inc.	35,400	2,959,794

Household Products - 1.8%
Procter & Gamble Co.	34,000	2,570,060

Industrial Conglomerates - 2.5%
General Electric Co.	152,600	3,645,614

Insurance - 5.0%
American International Group, Inc.	54,500	2,650,335
Hartford Financial Services Group, Inc.	73,100	2,274,872
MetLife, Inc.	48,900	2,295,855
		7,221,062

Internet Software & Services - 3.7%
eBay, Inc.*	46,600	2,599,814
Google, Inc.*	3,100	2,715,321
		5,315,135

IT Services - 1.6%
International Business Machines Corp.	12,400	2,296,232

Machinery - 0.7%
Deere & Co.	12,100	984,819

Media - 5.7%
Comcast Corp.	77,500	3,499,125
DIRECTV*	47,000	2,808,250
Time Warner, Inc.	29,966	1,972,063
		8,279,438

Multiline Retail - 2.1%
Target Corp.	46,800	2,994,264

Oil, Gas & Consumable Fuels - 15.9%
ConocoPhillips	35,342	2,456,623
Devon Energy Corp.	61,300	3,540,688
Exxon Mobil Corp.	39,600	3,407,184
Marathon Oil Corp.	80,500	2,807,840
Occidental Petroleum Corp.	39,000	3,648,060
Phillips 66 Co.	64,121	3,707,476
Royal Dutch Shell plc (ADR)	53,600	3,520,448
		23,088,319

Pharmaceuticals - 8.5%
GlaxoSmithKline plc (ADR)	45,100	2,262,667
Johnson & Johnson	18,900	1,638,441
Mallinckrodt plc*	4,540	200,169
Merck & Co., Inc.	69,500	3,308,895
Pfizer, Inc.	114,282	3,281,036
Zoetis, Inc.	49,803	1,549,869
		12,241,077

Road & Rail - 0.9%
Norfolk Southern Corp.	17,100	1,322,685

Software - 1.8%
Microsoft Corp.	77,400	2,578,194

Specialty Retail - 1.9%
Lowe's Co.'s, Inc.	57,900	2,756,619

Total Equity Securities (Cost $115,187,436)		142,114,193

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$2,625,659	2,625,659

Total Time Deposit (Cost $2,625,659)		2,625,659

TOTAL INVESTMENTS (Cost $117,813,095) - 99.9%		144,739,852
Other assets and liabilities, net - 0.1%		139,536
NET ASSETS - 100%		$144,879,388

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EXCHANGE TRADED PRODUCTS - 99.2%	SHARES	VALUE
Guggenheim Timber Index ETF	112,000	$2,730,560
iPath Dow Jones-UBS Commodity Index Total Return ETN*	403,000	15,015,780
iShares Global Materials ETF	45,000	2,693,250
iShares North American Natural Resources ETF	379,000	15,705,760
iShares US Utilities ETF	29,000	2,722,810
Market Vectors Gold Miners ETF	51,000	1,278,060
PowerShares DB Commodity Index Tracking Fund*	584,000	15,043,840
PowerShares Water Resources Portfolio ETF	115,000	2,749,650
Vanguard Materials ETF	64,000	6,089,600
Vanguard REIT ETF	51,000	3,374,160

Total Exchange Traded Products (Cost $67,865,494)		67,403,470

TIME DEPOSIT - 1.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$817,232	817,232

Total Time Deposit (Cost $817,232)		817,232

TOTAL INVESTMENTS (Cost $68,682,726) - 100.4%		68,220,702
Other assets and liabilities, net - (0.4%)		(299,374)
NET ASSETS - 100%		$67,921,328

* Non-income producing security.

Abbreviations:
ETF: Exchange-Traded Fund
ETN: Exchange-Traded Note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

U.S. TREASURY OBLIGATIONS - 49.2%	PRINCIPAL AMOUNT	VALUE
United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	$1,858,860	$2,218,579
2.00%, 1/15/26	2,118,456	2,444,003
2.375%, 1/15/27	1,969,144	2,369,587
1.75%, 1/15/28	2,118,538	2,372,267
3.625%, 4/15/28	1,877,525	2,595,678
2.50%, 1/15/29	1,849,600	2,273,419
3.875%, 4/15/29	1,420,940	2,036,830
3.375%, 4/15/32	1,645,025	2,303,035
2.125%, 2/15/40	1,783,238	2,110,071
2.125%, 2/15/41	1,920,024	2,274,178
0.75%, 2/15/42	2,842,895	2,433,117
0.625%, 2/15/43	2,946,429	2,415,612
United States Treasury Inflation Indexed Notes:
1.375%, 1/15/20	324,066	355,460
1.25%, 7/15/20	1,285,332	1,406,233
1.125%, 1/15/21	2,135,680	2,299,527
0.625%, 7/15/21	2,072,840	2,157,534
0.125%, 1/15/22	2,373,761	2,343,904
0.125%, 7/15/22	2,336,294	2,301,250
0.125%, 1/15/23	2,580,600	2,510,439
0.375%, 7/15/23	602,262	599,157

Total U.S. Treasury Obligations (Cost $41,569,056)		41,819,880

CORPORATE BONDS - 50.3%
American Express Co., 0.852%, 5/22/18 (r)	1,000,000	998,803
Amgen, Inc., 4.10%, 6/15/21	300,000	309,976
AT&T, Inc., 0.65%, 2/12/16 (r)	1,000,000	998,065
Australia & New Zealand Banking Group Ltd., 0.881%, 10/6/15 (e)(r)	1,000,000	1,007,488
B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	248,125
Ball Corp., 4.00%, 11/15/23	1,000,000	897,500
Bank of America Corp., 1.32%, 3/22/18 (r)	1,000,000	1,003,108
Bank of Montreal, 0.726%, 9/11/15 (r)	1,000,000	1,005,109
Bank of New York Mellon Corp., 0.495%, 10/23/15 (r)	1,000,000	1,000,651
BP Capital Markets plc:
0.88%, 9/26/18 (r)	1,000,000	1,000,491
4.50%, 10/1/20	100,000	108,042
2.50%, 11/6/22	250,000	226,158
CA, Inc., 5.375%, 12/1/19	100,000	110,951
Capital One Financial Corp., 0.907%, 11/6/15 (r)	1,000,000	1,002,959
CenturyLink, Inc., 5.625%, 4/1/20	250,000	244,062
Chesapeake Energy Corp., 6.625%, 8/15/20	250,000	268,750
Cigna Corp., 4.00%, 2/15/22	100,000	102,106
Cintas Corp. No. 2, 3.25%, 6/1/22	150,000	145,930
Citigroup, Inc., 0.528%, 6/9/16 (r)	1,000,000	976,145
Constellation Brands, Inc., 6.00%, 5/1/22	100,000	106,500
Daimler Finance North America LLC, 1.125%, 8/1/18 (e)(r)	1,000,000	1,005,195
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	211,457
Eaton Corp., 0.584%, 6/16/14 (r)	500,000	500,278
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	108,016
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	205,576
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	525,648
Equifax, Inc., 3.30%, 12/15/22	100,000	93,790
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	200,000	199,074
Ford Motor Credit Co. LLC:
1.516%, 5/9/16 (r)	1,000,000	1,013,623
8.125%, 1/15/20	400,000	497,446
GATX Corp., 4.85%, 6/1/21	200,000	206,218
General Electric Capital Corp., 0.983%, 4/2/18 (r)	1,000,000	1,005,733
General Mills, Inc.:
0.564%, 1/29/16 (r)	500,000	500,366
5.65%, 2/15/19	100,000	115,836
General Motors Co.:
4.875%, 10/2/23 (e)	1,000,000	977,500
6.25%, 10/2/43 (e)	1,000,000	985,000
Goldman Sachs Group, Inc., 1.465%, 4/30/18 (r)	1,000,000	1,002,232
HCP, Inc., 2.625%, 2/1/20	100,000	94,881
Hertz Corp., 5.875%, 10/15/20	500,000	515,000
Hewlett-Packard Co., 0.661%, 5/30/14 (r)	1,000,000	1,000,009
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	500,000	537,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	500,000	533,750
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	257,500
JPMorgan Chase Bank, 0.584%, 6/13/16 (r)	1,250,000	1,235,808
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	105,269
L-3 Communications Corp., 5.20%, 10/15/19	200,000	217,330
Liberty Property LP, 3.375%, 6/15/23	100,000	92,442
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.25%, 6/15/22	163,000	171,558
4.50%, 7/15/23	500,000	471,250
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	523,014
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	722,289
Morgan Stanley, 1.512%, 2/25/16 (r)	1,000,000	1,008,788
Mueller Water Products, Inc., 8.75%, 9/1/20	297,000	326,700
NBCUniversal Enterprise, Inc., 0.953%, 4/15/18 (e)(r)	1,000,000	1,004,752
Northern Trust Corp., 3.45%, 11/4/20	100,000	103,257
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	102,735
Precision Castparts Corp., 1.25%, 1/15/18	200,000	195,001
Prudential Financial, Inc., 1.044%, 8/15/18 (r)	1,000,000	1,001,437
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	492,975
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	250,000	242,500
Ryland Group, Inc., 5.375%, 10/1/22	500,000	467,500
SABMiller Holdings, Inc., 0.955%, 8/1/18 (e)(r)	1,000,000	1,006,162
Sempra Energy, 1.014%, 3/15/14 (r)	550,000	551,377
Stanley Black & Decker, Inc., 2.90%, 11/1/22	150,000	140,847
Steel Dynamics, Inc., 5.25%, 4/15/23 (e)	500,000	471,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (e)	500,000	452,500
Teck Resources Ltd., 4.75%, 1/15/22	100,000	100,352
The Hertz Corp., 6.25%, 10/15/22	100,000	103,250
The Valspar Corp., 4.20%, 1/15/22	300,000	302,702
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	202,504
Total Capital Canada Ltd., 0.648%, 1/15/16 (r)	1,000,000	1,004,790
TransCanada PipeLines Ltd., 0.928%, 6/30/16 (r)	1,000,000	1,006,240
Verizon Communications, Inc., 2.002%, 9/14/18 (r)	500,000	525,750
Volkswagen International Finance NV, 1.00%, 3/21/14 (e)(r)	1,000,000	1,002,981
Vulcan Materials Co., 7.50%, 6/15/21	600,000	669,000
WellPoint, Inc., 3.70%, 8/15/21	200,000	200,828
Wells Fargo & Co., 1.17%, 6/26/15 (r)	1,000,000	1,011,189
Williams Partners LP, 3.80%, 2/15/15	200,000	207,596
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	500,000	502,500
Xerox Corp., 1.083%, 5/16/14 (r)	1,000,000	1,001,372

Total Corporate Bonds (Cost $42,539,478)		42,800,342

TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.083%, 10/1/13	565,451	565,451

Total Time Deposit (Cost $565,451)		565,451

TOTAL INVESTMENTS (Cost $84,673,985) - 100.2%		85,185,673
Other assets and liabilities, net - (0.2%)		(141,854)
NET ASSETS - 100%		$85,043,819

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Aerospace & Defense - 2.6%
General Dynamics Corp.	7,059	$617,804
Honeywell International, Inc.	16,612	1,379,460
L-3 Communications Holdings, Inc.	1,914	180,873
Lockheed Martin Corp.	5,706	727,800
Northrop Grumman Corp.	4,872	464,107
Precision Castparts Corp.	3,080	699,899
Raytheon Co.	6,826	526,080
Rockwell Collins, Inc.	2,884	195,708
Textron, Inc.	5,909	163,148
The Boeing Co.	14,691	1,726,193
United Technologies Corp.	17,866	1,926,312
		8,607,384

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,414	203,338
Expeditors International of Washington, Inc.	4,394	193,599
FedEx Corp.	6,266	715,013
United Parcel Service, Inc., Class B	15,291	1,397,139
		2,509,089

Airlines - 0.2%
Delta Air Lines, Inc.	17,910	422,497
Southwest Airlines Co.	14,947	217,628
		640,125

Auto Components - 0.4%
BorgWarner, Inc.	2,458	249,217
Delphi Automotive plc	5,975	349,059
Goodyear Tire & Rubber Co.*	5,316	119,344
Johnson Controls, Inc.	14,566	604,489
		1,322,109

Automobiles - 0.7%
Ford Motor Co.	83,573	1,409,877
General Motors Co.*	19,950	717,601
Harley-Davidson, Inc.	4,766	306,168
		2,433,646

Beverages - 2.1%
Beam, Inc.	3,421	221,168
Brown-Forman Corp., Class B	3,439	234,299
Coca-Cola Enterprises, Inc.	5,262	211,585
Constellation Brands, Inc.*	3,510	201,474
Dr Pepper Snapple Group, Inc.	4,339	194,474
Molson Coors Brewing Co., Class B	3,340	167,434
Monster Beverage Corp.*	2,870	149,957
PepsiCo, Inc.	32,642	2,595,039
The Coca-Cola Co.	80,694	3,056,689
		7,032,119

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	4,152	482,296
Amgen, Inc.	15,948	1,785,219
Biogen Idec, Inc.*	5,047	1,215,116
Celgene Corp.*	8,705	1,339,961
Gilead Sciences, Inc.*	32,441	2,038,593
Regeneron Pharmaceuticals, Inc.*	1,651	516,548
Vertex Pharmaceuticals, Inc.*	4,928	373,641
		7,751,374

Building Products - 0.1%
Masco Corp.	7,589	161,494

Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,188	381,443
Bank of New York Mellon Corp.	24,350	735,127
BlackRock, Inc.	2,655	718,496
Charles Schwab Corp.	24,476	517,423
E*Trade Financial Corp.*	6,096	100,584
Franklin Resources, Inc.	8,604	434,932
Goldman Sachs Group, Inc.	8,840	1,398,576
Invesco Ltd.	9,458	301,710
Legg Mason, Inc.	2,372	79,320
Morgan Stanley	29,432	793,192
Northern Trust Corp.	4,778	259,876
State Street Corp.	9,439	620,614
T. Rowe Price Group, Inc.	5,515	396,694
		6,737,987

Chemicals - 2.5%
Air Products & Chemicals, Inc.	4,430	472,105
Airgas, Inc.	1,401	148,576
CF Industries Holdings, Inc.	1,212	255,526
Dow Chemical Co.	25,715	987,456
E. I. du Pont de Nemours & Co.	19,574	1,146,254
Eastman Chemical Co.	3,296	256,758
Ecolab, Inc.	5,741	566,981
FMC Corp.	2,895	207,629
International Flavors & Fragrances, Inc.	1,733	142,626
LyondellBasell Industries NV	9,493	695,172
Monsanto Co.	11,284	1,177,711
Mosaic Co.	7,210	310,174
PPG Industries, Inc.	3,033	506,693
Praxair, Inc.	6,241	750,231
Sherwin-Williams Co.	1,821	331,750
Sigma-Aldrich Corp.	2,559	218,283
		8,173,925

Commercial Banks - 2.7%
BB&T Corp.	14,921	503,584
Comerica, Inc.	3,970	156,061
Fifth Third Bancorp	18,589	335,345
Huntington Bancshares, Inc.	17,836	147,325
KeyCorp	19,575	223,155
M&T Bank Corp.	2,752	308,004
Regions Financial Corp.	30,056	278,318
SunTrust Banks, Inc.	11,461	371,566
The PNC Financial Services Group, Inc.	11,260	815,787
US Bancorp	38,929	1,424,023
Wells Fargo & Co.	102,270	4,225,796
Zions Bancorporation	3,918	107,432
		8,896,396

Commercial Services & Supplies - 0.5%
Cintas Corp.	2,215	113,408
Iron Mountain, Inc.	3,568	96,407
Pitney Bowes, Inc.	4,271	77,689
Republic Services, Inc.	5,747	191,720
Stericycle, Inc.*	1,834	211,644
The ADT Corp.*	4,233	172,114
Tyco International Ltd.	9,867	345,148
Waste Management, Inc.	9,335	384,975
		1,593,105

Communications Equipment - 1.8%
Cisco Systems, Inc.	113,595	2,660,395
F5 Networks, Inc.*	1,676	143,734
Harris Corp.	2,330	138,169
JDS Uniphase Corp.*	5,028	73,962
Juniper Networks, Inc.*	10,763	213,753
Motorola Solutions, Inc.	5,008	297,375
QUALCOMM, Inc.	36,308	2,445,707
		5,973,095

Computers & Peripherals - 3.9%
Apple, Inc.	19,259	9,181,728
Dell, Inc.	31,217	429,858
EMC Corp.	44,042	1,125,713
Hewlett-Packard Co.	41,011	860,411
NetApp, Inc.	7,240	308,569
SanDisk Corp.	5,174	307,905
Seagate Technology plc	6,570	287,372
Western Digital Corp.	4,525	286,885
		12,788,441

Construction & Engineering - 0.2%
Fluor Corp.	3,464	245,805
Jacobs Engineering Group, Inc.*	2,781	161,799
Quanta Services, Inc.*	4,528	124,565
		532,169

Construction Materials - 0.0%
Vulcan Materials Co.	2,765	143,255

Consumer Finance - 0.9%
American Express Co.	19,638	1,483,062
Capital One Financial Corp.	12,420	853,751
Discover Financial Services	10,240	517,529
SLM Corp.	9,442	235,106
		3,089,448

Containers & Packaging - 0.2%
Avery Dennison Corp.	2,181	94,917
Ball Corp.	3,163	141,955
Bemis Co., Inc.	2,187	85,315
MeadWestvaco Corp.	3,763	144,424
Owens-Illinois, Inc.*	3,498	105,010
Sealed Air Corp.	4,163	113,192
		684,813

Distributors - 0.1%
Genuine Parts Co.	3,295	266,533

Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,787	154,281

Diversified Financial Services - 5.1%
Bank of America Corp.	227,383	3,137,885
Berkshire Hathaway, Inc., Class B*	38,096	4,324,277
Citigroup, Inc.	64,365	3,122,346
CME Group, Inc.	6,651	491,376
IntercontinentalExchange, Inc.*	1,548	280,838
JPMorgan Chase & Co.	79,671	4,118,194
Leucadia National Corp.	6,633	180,683
McGraw Hill Financial, Inc.	5,829	382,324
Moody's Corp.	4,124	290,041
NYSE Euronext	5,166	216,869
The NASDAQ OMX Group, Inc.	2,444	78,428
		16,623,261

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	112,410	3,801,706
CenturyLink, Inc.	12,714	398,965
Frontier Communications Corp.	21,193	88,375
Verizon Communications, Inc.	60,568	2,826,103
Windstream Holdings, Inc.	12,605	100,840
		7,215,989

Electric Utilities - 1.7%
American Electric Power Co., Inc.	10,335	448,022
Duke Energy Corp.	15,008	1,002,234
Edison International	6,928	319,104
Entergy Corp.	3,789	239,427
Exelon Corp.	18,197	539,359
FirstEnergy Corp.	8,893	324,150
NextEra Energy, Inc.	9,030	723,845
Northeast Utilities	6,690	275,962
Pepco Holdings, Inc.	5,289	97,635
Pinnacle West Capital Corp.	2,338	127,982
PPL Corp.	13,447	408,520
The Southern Co.	18,509	762,201
Xcel Energy, Inc.	10,574	291,948
		5,560,389

Electrical Equipment - 0.8%
AMETEK, Inc.	5,169	237,878
Eaton Corp. plc	10,062	692,668
Emerson Electric Co.	15,123	978,458
Rockwell Automation, Inc.	2,970	317,612
Roper Industries, Inc.	2,105	279,691
		2,506,307

Electronic Equipment & Instruments - 0.5%
Amphenol Corp.	3,400	263,092
Corning, Inc.	30,910	450,977
FLIR Systems, Inc.	3,017	94,734
Jabil Circuit, Inc.	4,017	87,089
Molex, Inc.	3,004	115,714
TE Connectivity Ltd.	8,834	457,424
		1,469,030

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	9,395	461,294
Cameron International Corp.*	5,275	307,902
Diamond Offshore Drilling, Inc.	1,478	92,109
Ensco plc	4,955	266,331
FMC Technologies, Inc.*	5,046	279,649
Halliburton Co.	17,897	861,741
Helmerich & Payne, Inc.	2,263	156,034
Nabors Industries Ltd.	5,495	88,250
National Oilwell Varco, Inc.	9,085	709,629
Noble Corp.	5,386	203,429
Rowan Co.'s plc*	2,641	96,978
Schlumberger Ltd.	28,006	2,474,610
		5,997,956

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	9,288	1,069,234
CVS Caremark Corp.	26,037	1,477,600
Kroger Co.	11,059	446,120
Safeway, Inc.	5,127	164,013
Sysco Corp.	12,453	396,379
Walgreen Co.	18,335	986,423
Wal-Mart Stores, Inc.	34,501	2,551,694
Whole Foods Market, Inc.	7,884	461,214
		7,552,677

Food Products - 1.5%
Archer-Daniels-Midland Co.	14,014	516,276
Campbell Soup Co.	3,797	154,576
ConAgra Foods, Inc.	8,863	268,903
General Mills, Inc.	13,584	650,945
Hormel Foods Corp.	2,872	120,969
J.M. Smucker Co.	2,225	233,714
Kellogg Co.	5,396	316,907
Kraft Foods Group, Inc.	12,641	662,894
McCormick & Co., Inc.	2,805	181,484
Mead Johnson Nutrition Co.	4,306	319,764
Mondelez International, Inc.	37,689	1,184,188
The Hershey Co.	3,187	294,797
Tyson Foods, Inc.	6,037	170,726
		5,076,143

Gas Utilities - 0.1%
AGL Resources, Inc.	2,513	115,673
Oneok, Inc.	4,383	233,702
		349,375

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	32,894	1,091,752
Baxter International, Inc.	11,525	757,077
Becton Dickinson & Co.	4,131	413,183
Boston Scientific Corp.*	28,689	336,809
C.R. Bard, Inc.	1,675	192,960
CareFusion Corp.*	4,676	172,544
Covidien plc	9,736	593,312
DENTSPLY International, Inc.	3,045	132,184
Edwards Lifesciences Corp.*	2,402	167,251
Intuitive Surgical, Inc.*	854	321,335
Medtronic, Inc.	21,149	1,126,184
St. Jude Medical, Inc.	6,025	323,181
Stryker Corp.	6,252	422,573
Varian Medical Systems, Inc.*	2,306	172,327
Zimmer Holdings, Inc.	3,580	294,061
		6,516,733

Health Care Providers & Services - 2.0%
Aetna, Inc.	7,876	504,222
AmerisourceBergen Corp.	4,910	300,001
Cardinal Health, Inc.	7,269	379,078
CIGNA Corp.	5,986	460,084
DaVita HealthCare Partners, Inc.*	3,735	212,521
Express Scripts Holding Co.*	17,233	1,064,655
Humana, Inc.	3,349	312,562
Laboratory Corp. of America Holdings*	1,907	189,060
McKesson Corp.	4,819	618,278
Patterson Co.'s, Inc.	1,790	71,958
Quest Diagnostics, Inc.	3,215	198,655
Tenet Healthcare Corp.*	2,151	88,600
UnitedHealth Group, Inc.	21,519	1,540,976
WellPoint, Inc.	6,386	533,933
		6,474,583

Health Care Technology - 0.1%
Cerner Corp.*	6,212	326,441

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	9,265	302,410
Chipotle Mexican Grill, Inc.*	658	282,085
Darden Restaurants, Inc.	2,761	127,807
International Game Technology	5,537	104,815
Marriott International, Inc.	4,813	202,435
McDonald's Corp.	21,158	2,035,611
Starbucks Corp.	15,921	1,225,439
Starwood Hotels & Resorts Worldwide, Inc.	4,137	274,904
Wyndham Worldwide Corp.	2,889	176,142
Wynn Resorts Ltd.	1,697	268,143
Yum! Brands, Inc.	9,445	674,278
		5,674,069

Household Durables - 0.3%
D.R. Horton, Inc.	5,959	115,783
Garmin Ltd.	2,604	117,675
Harman International Industries, Inc.	1,445	95,702
Leggett & Platt, Inc.	3,039	91,626
Lennar Corp.	3,519	124,573
Newell Rubbermaid, Inc.	6,135	168,713
PulteGroup, Inc.	7,252	119,658
Whirlpool Corp.	1,682	246,312
		1,080,042

Household Products - 2.0%
Colgate-Palmolive Co.	18,643	1,105,530
Kimberly-Clark Corp.	8,107	763,842
Procter & Gamble Co.	57,967	4,381,725
The Clorox Co.	2,799	228,734
		6,479,831

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	13,176	175,109
NRG Energy, Inc.	6,860	187,484
		362,593

Industrial Conglomerates - 2.3%
3M Co.	13,743	1,641,052
Danaher Corp.	12,661	877,660
General Electric Co.	215,895	5,157,732
		7,676,444

Insurance - 2.9%
ACE Ltd.	7,235	676,907
Aflac, Inc.	9,916	614,693
Allstate Corp.	9,809	495,845
American International Group, Inc.	31,248	1,519,590
Aon plc	6,574	489,369
Assurant, Inc.	1,587	85,857
Cincinnati Financial Corp.	3,125	147,375
Genworth Financial, Inc.*	10,481	134,052
Hartford Financial Services Group, Inc.	9,696	301,739
Lincoln National Corp.	5,708	239,679
Loews Corp.	6,536	305,493
Marsh & McLennan Co.'s, Inc.	11,705	509,753
MetLife, Inc.	23,736	1,114,405
Principal Financial Group, Inc.	5,864	251,096
Progressive Corp.	11,781	320,797
Prudential Financial, Inc.	9,910	772,782
The Chubb Corp.	5,408	482,718
The Travelers Co.'s, Inc.	7,905	670,107
Torchmark Corp.	1,967	142,312
Unum Group	5,673	172,686
XL Group plc	6,160	189,851
		9,637,106

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	7,833	2,448,909
Expedia, Inc.	2,274	117,770
Netflix, Inc.*	1,247	385,585
priceline.com, Inc.*	1,090	1,101,936
TripAdvisor, Inc.*	2,348	178,072
		4,232,272

Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	3,778	195,322
eBay, Inc.*	24,659	1,375,726
Google, Inc.*	5,921	5,186,263
VeriSign, Inc.*	2,857	145,393
Yahoo!, Inc.*	20,186	669,368
		7,572,072

IT Services - 3.5%
Accenture plc	13,649	1,005,112
Automatic Data Processing, Inc.	10,219	739,651
Cognizant Technology Solutions Corp.*	6,414	526,718
Computer Sciences Corp.	3,195	165,309
Fidelity National Information Services, Inc.	6,233	289,460
Fiserv, Inc.*	2,753	278,191
International Business Machines Corp.	21,794	4,035,813
MasterCard, Inc.	2,196	1,477,425
Paychex, Inc.	6,887	279,888
Teradata Corp.*	3,475	192,654
Total System Services, Inc.	3,421	100,646
Visa, Inc.	10,926	2,087,959
Western Union Co.	11,846	221,046
		11,399,872

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,449	115,446
Mattel, Inc.	7,345	307,462
		422,908

Life Sciences - Tools & Services - 0.5%
Agilent Technologies, Inc.	7,024	359,980
Life Technologies Corp.*	3,663	274,102
PerkinElmer, Inc.	2,449	92,450
Thermo Fisher Scientific, Inc.	7,633	703,381
Waters Corp.*	1,822	193,515
		1,623,428

Machinery - 1.7%
Caterpillar, Inc.	13,466	1,122,660
Cummins, Inc.	3,685	489,626
Deere & Co.	8,103	659,503
Dover Corp.	3,638	326,802
Flowserve Corp.	3,040	189,666
Illinois Tool Works, Inc.	8,721	665,151
Ingersoll-Rand plc	5,729	372,041
Joy Global, Inc.	2,260	115,350
PACCAR, Inc.	7,522	418,675
Pall Corp.	2,372	182,739
Parker Hannifin Corp.	3,174	345,077
Pentair Ltd.	4,215	273,722
Snap-on, Inc.	1,240	123,380
Stanley Black & Decker, Inc.	3,443	311,832
Xylem, Inc.	3,941	110,072
		5,706,296

Media - 3.6%
Cablevision Systems Corp.	4,778	80,462
CBS Corp., Class B	11,905	656,680
Comcast Corp.	55,358	2,499,414
DIRECTV*	10,806	645,658
Discovery Communications, Inc.*	4,887	412,561
Gannett Co., Inc.	4,869	130,441
News Corp.*	10,582	169,947
Omnicom Group, Inc.	5,498	348,793
Scripps Networks Interactive, Inc.	2,315	180,825
The Interpublic Group of Co.'s, Inc.	9,110	156,510
The Walt Disney Co.	35,164	2,267,726
Time Warner Cable, Inc.	6,049	675,068
Time Warner, Inc.	19,472	1,281,452
Twenty-First Century Fox, Inc.	42,039	1,408,305
Viacom, Inc., Class B	9,186	767,766
Washington Post Co., Class B	97	59,301
		11,740,909

Metals & Mining - 0.5%
Alcoa, Inc.	22,741	184,657
Allegheny Technologies, Inc.	2,285	69,738
Cliffs Natural Resources, Inc.	3,241	66,441
Freeport-McMoRan Copper & Gold, Inc.	22,078	730,340
Newmont Mining Corp.	10,573	297,101
Nucor Corp.	6,757	331,228
United States Steel Corp.	3,129	64,426
		1,743,931

Multiline Retail - 0.7%
Dollar General Corp.*	6,406	361,683
Dollar Tree, Inc.*	4,759	272,024
Family Dollar Stores, Inc.	2,029	146,129
J.C. Penney Co., Inc.*	6,504	57,365
Kohl's Corp.	4,333	224,233
Macy's, Inc.	8,160	353,083
Nordstrom, Inc.	3,065	172,253
Target Corp.	13,358	854,645
		2,441,415

Multi-Utilities - 1.1%
Ameren Corp.	5,160	179,774
Centerpoint Energy, Inc.	9,117	218,534
CMS Energy Corp.	5,653	148,787
Consolidated Edison, Inc.	6,227	343,357
Dominion Resources, Inc.	12,284	767,504
DTE Energy Co.	3,699	244,060
Integrys Energy Group, Inc.	1,683	94,063
NiSource, Inc.	6,633	204,893
PG&E Corp.	9,401	384,689
Public Service Enterprise Group, Inc.	10,763	354,426
SCANA Corp.	2,966	136,555
Sempra Energy	4,793	410,281
TECO Energy, Inc.	4,324	71,519
Wisconsin Energy Corp.	4,864	196,408
		3,754,850

Office Electronics - 0.1%
Xerox Corp.	24,522	252,331

Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	10,664	991,645
Apache Corp.	8,547	727,692
Cabot Oil & Gas Corp.	8,963	334,499
Chesapeake Energy Corp.	10,723	277,511
Chevron Corp.	40,962	4,976,883
ConocoPhillips	25,886	1,799,336
Consol Energy, Inc.	4,862	163,606
Denbury Resources, Inc.*	7,938	146,139
Devon Energy Corp.	8,029	463,755
EOG Resources, Inc.	5,785	979,285
EQT Corp.	3,198	283,727
Exxon Mobil Corp.	93,293	8,026,930
Hess Corp.	6,105	472,161
Kinder Morgan, Inc.	14,251	506,908
Marathon Oil Corp.	15,073	525,746
Marathon Petroleum Corp.	6,626	426,184
Murphy Oil Corp.	3,719	224,330
Newfield Exploration Co.*	2,872	78,607
Noble Energy, Inc.	7,636	511,688
Occidental Petroleum Corp.	17,054	1,595,231
Peabody Energy Corp.	5,737	98,963
Phillips 66 Co.	12,933	747,786
Pioneer Natural Resources Co.	2,932	553,562
QEP Resources, Inc.	3,811	105,527
Range Resources Corp.	3,468	263,186
Southwestern Energy Co.*	7,479	272,086
Spectra Energy Corp.	14,231	487,127
Tesoro Corp.	2,888	127,014
Valero Energy Corp.	11,597	396,038
Williams Co.'s, Inc.	14,517	527,838
WPX Energy, Inc.*	4,258	82,009
		27,172,999

Paper & Forest Products - 0.1%
International Paper Co.	9,460	423,808

Personal Products - 0.2%
Avon Products, Inc.	9,210	189,726
Estee Lauder Co.'s, Inc.	5,412	378,299
		568,025

Pharmaceuticals - 5.7%
AbbVie, Inc.	33,556	1,500,960
Actavis, Inc.*	3,658	526,752
Allergan, Inc.	6,302	570,016
Bristol-Myers Squibb Co.	34,921	1,616,144
Eli Lilly & Co.	21,082	1,061,057
Forest Laboratories, Inc.*	4,991	213,565
Hospira, Inc.*	3,515	137,858
Johnson & Johnson	59,736	5,178,514
Merck & Co., Inc.	61,938	2,948,868
Mylan, Inc.*	8,104	309,330
Perrigo Co.	1,992	245,773
Pfizer, Inc.	140,122	4,022,902
Zoetis, Inc.	10,634	330,930
		18,662,669

Professional Services - 0.2%
Equifax, Inc.	2,565	153,515
Nielsen Holdings NV	4,454	162,348
Robert Half International, Inc.	2,967	115,802
The Dun & Bradstreet Corp.	849	88,169
		519,834

Real Estate Investment Trusts - 1.9%
American Tower Corp.	8,409	623,359
Apartment Investment & Management Co.	3,103	86,698
AvalonBay Communities, Inc.	2,586	328,655
Boston Properties, Inc.	3,225	344,752
Equity Residential	7,093	379,972
HCP, Inc.	9,666	395,823
Health Care REIT, Inc.	6,048	377,274
Host Hotels & Resorts, Inc.	15,837	279,840
Kimco Realty Corp.	8,692	175,405
Plum Creek Timber Co., Inc.	3,463	162,172
Prologis, Inc.	10,592	398,471
Public Storage	3,071	493,049
Simon Property Group, Inc.	6,568	973,575
The Macerich Co.	2,923	164,974
Ventas, Inc.	6,233	383,329
Vornado Realty Trust	3,681	309,425
Weyerhaeuser Co.	12,267	351,204
		6,227,977

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	6,218	143,822

Road & Rail - 0.9%
CSX Corp.	21,736	559,485
Kansas City Southern	2,343	256,230
Norfolk Southern Corp.	6,603	510,742
Ryder System, Inc.	1,182	70,565
Union Pacific Corp.	9,817	1,524,973
		2,921,995

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	6,808	252,985
Analog Devices, Inc.	6,553	308,319
Applied Materials, Inc.	25,552	448,182
Broadcom Corp.	11,649	302,991
First Solar, Inc.*	1,515	60,918
Intel Corp.	105,446	2,416,822
KLA-Tencor Corp.	3,528	214,679
Lam Research Corp.*	3,460	177,117
Linear Technology Corp.	4,960	196,714
LSI Corp.	11,686	91,385
Microchip Technology, Inc.	4,192	168,896
Micron Technology, Inc.*	21,898	382,558
NVIDIA Corp.	12,289	191,217
Teradyne, Inc.*	4,074	67,302
Texas Instruments, Inc.	23,307	938,573
Xilinx, Inc.	5,612	262,978
		6,481,636

Software - 3.3%
Adobe Systems, Inc.*	9,886	513,479
Autodesk, Inc.*	4,780	196,793
CA, Inc.	7,044	208,996
Citrix Systems, Inc.*	3,980	281,028
Electronic Arts, Inc.*	6,436	164,440
Intuit, Inc.	6,285	416,758
Microsoft Corp.	160,695	5,352,750
Oracle Corp.	75,470	2,503,340
Red Hat, Inc.*	4,032	186,036
Salesforce.com, Inc.*	11,543	599,197
Symantec Corp.	14,811	366,572
		10,789,389

Specialty Retail - 2.3%
Abercrombie & Fitch Co.	1,658	58,643
AutoNation, Inc.*	1,361	71,003
AutoZone, Inc.*	752	317,893
Bed Bath & Beyond, Inc.*	4,648	359,569
Best Buy Co., Inc.	5,709	214,089
CarMax, Inc.*	4,775	231,444
GameStop Corp.	2,530	125,615
L Brands, Inc.	5,108	312,099
Lowe's Co.'s, Inc.	22,285	1,060,989
O'Reilly Automotive, Inc.*	2,298	293,202
PetSmart, Inc.	2,197	167,543
Ross Stores, Inc.	4,674	340,267
Staples, Inc.	14,123	206,902
The Gap, Inc.	5,840	235,235
The Home Depot, Inc.	30,318	2,299,620
Tiffany & Co.	2,329	178,448
TJX Co.'s, Inc.	15,138	853,632
Urban Outfitters, Inc.*	2,343	86,152
		7,412,345

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	5,975	325,817
Fossil Group, Inc.*	1,064	123,679
Nike, Inc., Class B	15,830	1,149,891
PVH Corp.	1,724	204,622
Ralph Lauren Corp.	1,295	213,325
VF Corp.	1,863	370,830
		2,388,164

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	94,681
People's United Financial, Inc.	6,760	97,209
		191,890

Tobacco - 1.6%
Altria Group, Inc.	42,424	1,457,264
Lorillard, Inc.	8,033	359,718
Philip Morris International, Inc.	34,257	2,966,314
Reynolds American, Inc.	6,770	330,240
		5,113,536

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,741	288,485
W.W. Grainger, Inc.	1,309	342,579
		631,064

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.*	6,234	455,269

Total Equity Securities (Cost $214,282,964)		317,064,463

EXCHANGE TRADED PRODUCTS - 0.7%
SPDR S&P 500 ETF Trust	14,600	2,454,260

Total Exchange Traded Products (Cost $2,319,954)		2,454,260

U.S. TREASURY OBLIGATIONS - 0.5%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.075%, 11/14/13^	$1,500,000	1,499,942

Total U.S. Treasury Obligations (Cost $1,499,942)		1,499,942

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.083%, 10/1/13	7,591,602	7,591,602

Total Time Deposit (Cost $7,591,602)		7,591,602

TOTAL INVESTMENTS (Cost $225,694,462) - 100.1%		328,610,267
Other assets and liabilities, net - (0.1%)		(331,975)
NET ASSETS - 100%		$328,278,292

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	46	12/13	$3,850,890	($40,874)
S&P 500 Index^	13	12/13	5,441,475	(13,266)
Total Purchased				($54,140)

^ Futures collateralized by $1,500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange-Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 94.5%	SHARES	VALUE
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	5,076	$495,214
B/E Aerospace, Inc.*	15,613	1,152,552
Esterline Technologies Corp.*	4,973	397,293
Exelis, Inc.	29,847	468,896
Huntington Ingalls Industries, Inc.	7,890	531,786
Triumph Group, Inc.	8,244	578,894
		3,624,635

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	14,442	218,219

Airlines - 0.4%
Alaska Air Group, Inc.	11,065	692,890
JetBlue Airways Corp.*	34,585	230,336
		923,226

Auto Components - 0.2%
Gentex Corp.	22,865	585,115

Automobiles - 0.2%
Thor Industries, Inc.	7,063	409,937

Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc.*	10,400	660,920
United Therapeutics Corp.*	7,280	574,028
		1,234,948

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	26,312	1,095,369
Lennox International, Inc.	7,281	547,968
		1,643,337

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	8,377	1,529,975
Apollo Investment Corp.	35,621	290,311
Eaton Vance Corp.	19,243	747,206
Federated Investors, Inc., Class B	14,927	405,417
Greenhill & Co., Inc.	4,072	203,112
Janus Capital Group, Inc.	23,727	201,917
Raymond James Financial, Inc.	19,506	812,815
SEI Investments Co.	22,954	709,508
Waddell & Reed Financial, Inc.	13,584	699,304
		5,599,565

Chemicals - 2.7%
Albemarle Corp.	12,898	811,800
Ashland, Inc.	11,415	1,055,659
Cabot Corp.	9,414	402,072
Cytec Industries, Inc.	5,783	470,505
Intrepid Potash, Inc.	8,810	138,141
Minerals Technologies, Inc.	5,401	266,647
NewMarket Corp.	1,815	522,557
Olin Corp.	12,712	293,266
RPM International, Inc.	21,058	762,300
Scotts Miracle-Gro Co.	6,964	383,229
Sensient Technologies Corp.	7,932	379,863
The Valspar Corp.	12,754	808,986
		6,295,025

Commercial Banks - 4.3%
Associated Banc-Corp.	26,303	407,434
BancorpSouth, Inc.	13,278	264,763
Bank of Hawaii Corp.	7,003	381,313
Cathay General Bancorp	11,629	271,770
City National Corp.	7,497	499,750
Commerce Bancshares, Inc.	12,219	535,319
Cullen/Frost Bankers, Inc.	8,306	585,988
East West Bancorp, Inc.	21,826	697,341
First Horizon National Corp.	38,128	419,027
First Niagara Financial Group, Inc.	56,108	581,840
FirstMerit Corp.	26,159	567,912
Fulton Financial Corp.	30,556	356,894
Hancock Holding Co.	13,070	410,137
International Bancshares Corp.	9,053	195,816
Prosperity Bancshares, Inc.	8,895	550,067
Signature Bank*	7,491	685,576
SVB Financial Group*	7,220	623,591
Synovus Financial Corp.	155,059	511,695
TCF Financial Corp.	26,074	372,337
Trustmark Corp.	10,648	272,589
Valley National Bancorp	31,613	314,549
Webster Financial Corp.	14,309	365,309
Westamerica Bancorporation	4,183	208,062
		10,079,079

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.*	8,741	512,747
Copart, Inc.*	17,696	562,556
Deluxe Corp.	7,930	330,364
Herman Miller, Inc.	9,301	271,403
HNI Corp.	7,194	260,279
Mine Safety Appliances Co.	5,007	258,411
Rollins, Inc.	10,259	271,966
RR Donnelley & Sons Co.	28,799	455,024
The Brink's Co.	7,464	211,231
TravelCenters of America LLC (b)*	60,000	10
Waste Connections, Inc.	19,572	888,765
		4,022,756

Communications Equipment - 0.8%
Adtran, Inc.	9,209	245,328
Ciena Corp.*	16,175	404,051
InterDigital, Inc.	6,527	243,653
Plantronics, Inc.	6,951	320,094
Polycom, Inc.*	26,803	292,689
Riverbed Technology, Inc.*	26,034	379,836
		1,885,651

Computers & Peripherals - 1.0%
3D Systems Corp.*	14,978	808,662
Diebold, Inc.	10,121	297,152
Lexmark International, Inc.	9,921	327,393
NCR Corp.*	26,311	1,042,179
		2,475,386

Construction & Engineering - 0.9%
AECOM Technology Corp.*	16,129	504,354
Granite Construction, Inc.	5,709	174,695
KBR, Inc.	23,457	765,636
URS Corp.	11,826	635,648
		2,080,333

Construction Materials - 0.5%
Eagle Materials, Inc.	7,857	570,025
Martin Marietta Materials, Inc.	7,329	719,488
		1,289,513

Containers & Packaging - 1.6%
AptarGroup, Inc.	10,506	631,726
Greif, Inc.	4,725	231,667
Packaging Corp. of America	15,580	889,462
Rock-Tenn Co.	11,407	1,155,187
Silgan Holdings, Inc.	6,934	325,898
Sonoco Products Co.	15,916	619,769
		3,853,709

Distributors - 0.6%
LKQ Corp.*	47,569	1,515,548

Diversified Consumer Services - 0.9%
Apollo Group, Inc.*	15,800	328,798
DeVry, Inc.	8,984	274,551
Matthews International Corp.	4,284	163,135
Regis Corp.	6,916	101,527
Service Corp. International	33,594	625,520
Sotheby's	10,831	532,127
		2,025,658

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	13,901	628,742
MSCI, Inc.*	19,173	771,905
		1,400,647

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	23,088	689,523

Electric Utilities - 2.0%
Cleco Corp.	9,581	429,612
Great Plains Energy, Inc.	24,373	541,081
Hawaiian Electric Industries, Inc.	15,712	394,371
IDACORP, Inc.	7,962	385,361
NV Energy, Inc.	37,339	881,574
OGE Energy Corp.	31,439	1,134,634
PNM Resources, Inc.	12,410	280,838
Westar Energy, Inc.	20,133	617,076
		4,664,547

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,789	624,724
General Cable Corp.	7,887	250,412
Hubbell, Inc., Class B	8,555	896,051
Regal-Beloit Corp.	7,142	485,156
		2,256,343

Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc.*	15,879	770,608
Avnet, Inc.	21,739	906,734
Ingram Micro, Inc.*	24,212	558,087
Itron, Inc.*	6,108	261,606
National Instruments Corp.	15,429	477,219
Tech Data Corp.*	5,985	298,711
Trimble Navigation Ltd.*	40,690	1,208,900
Vishay Intertechnology, Inc.*	20,941	269,929
		4,751,794

Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc.*	9,124	502,185
CARBO Ceramics, Inc.	3,146	311,800
Dresser-Rand Group, Inc.*	12,087	754,229
Dril-Quip, Inc.*	6,433	738,187
Helix Energy Solutions Group, Inc.*	15,589	395,493
Oceaneering International, Inc.	17,149	1,393,185
Oil States International, Inc.*	8,742	904,447
Patterson-UTI Energy, Inc.	23,353	499,287
Superior Energy Services, Inc.*	25,290	633,261
Tidewater, Inc.	7,844	465,071
Unit Corp.*	6,927	322,036
		6,919,181

Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc.	7,839	385,600
SUPERVALU, Inc.*	30,880	254,142
United Natural Foods, Inc.*	7,816	525,392
		1,165,134

Food Products - 2.1%
Dean Foods Co.*	14,892	287,396
Flowers Foods, Inc.	27,736	594,660
Green Mountain Coffee Roasters, Inc.*	20,786	1,565,810
Hillshire Brands Co.	19,507	599,645
Ingredion, Inc.	12,290	813,229
Lancaster Colony Corp.	3,075	240,742
Post Holdings, Inc.*	5,181	209,157
Tootsie Roll Industries, Inc.	3,360	103,555
WhiteWave Foods Co.*	27,435	547,877
		4,962,071

Gas Utilities - 1.3%
Atmos Energy Corp.	14,366	611,848
National Fuel Gas Co.	13,253	911,276
Questar Corp.	27,752	624,142
UGI Corp.	18,084	707,627
WGL Holdings, Inc.	8,201	350,265
		3,205,158

Health Care Equipment & Supplies - 2.4%
Hill-Rom Holdings, Inc.	9,291	332,897
Hologic, Inc.*	42,865	885,162
IDEXX Laboratories, Inc.*	8,328	829,885
Masimo Corp.	7,974	212,428
ResMed, Inc.	22,515	1,189,242
STERIS Corp.	9,365	402,321
Teleflex, Inc.	6,518	536,301
The Cooper Co.'s, Inc.	7,712	1,000,169
Thoratec Corp.*	9,118	340,010
		5,728,415

Health Care Providers & Services - 3.1%
Community Health Systems, Inc.	15,026	623,579
Health Management Associates, Inc.*	41,244	527,923
Health Net, Inc.*	12,585	398,945
Henry Schein, Inc.*	13,709	1,421,623
LifePoint Hospitals, Inc.*	7,535	351,357
Mednax, Inc.*	8,025	805,710
Omnicare, Inc.	16,399	910,145
Owens & Minor, Inc.	10,032	347,007
Universal Health Services, Inc., Class B	14,163	1,062,083
VCA Antech, Inc.*	14,046	385,703
WellCare Health Plans, Inc.*	6,903	481,415
		7,315,490

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	25,118	373,504
HMS Holdings Corp.*	13,917	299,355
		672,859

Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc.*	6,164	444,178
Bob Evans Farms, Inc.	4,293	245,860
Brinker International, Inc.	10,497	425,443
Domino's Pizza, Inc.	8,821	599,387
International Speedway Corp.	4,422	142,831
Life Time Fitness, Inc.*	6,251	321,739
Panera Bread Co.*	4,442	704,190
Scientific Games Corp.*	7,687	124,299
The Cheesecake Factory, Inc.	7,862	345,535
Wendy's Co.	44,884	380,616
WMS Industries, Inc.*	8,504	220,679
		3,954,757

Household Durables - 2.2%
Jarden Corp.*	18,723	906,193
KB Home	13,149	236,945
MDC Holdings, Inc.	6,197	185,972
Mohawk Industries, Inc.*	9,655	1,257,564
NVR, Inc.*	675	620,453
Tempur Sealy International, Inc.*	9,581	421,181
Toll Brothers, Inc.*	24,152	783,250
Tupperware Brands Corp.	8,217	709,702
		5,121,260

Household Products - 0.9%
Church & Dwight Co., Inc.	21,962	1,318,818
Energizer Holdings, Inc.	9,870	899,651
		2,218,469

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	10,112	710,772

Insurance - 4.6%
Alleghany Corp.*	2,667	1,092,537
American Financial Group, Inc.	11,281	609,851
Arthur J. Gallagher & Co.	20,240	883,476
Aspen Insurance Holdings Ltd.	10,582	384,021
Brown & Brown, Inc.	18,833	604,539
Everest Re Group Ltd.	7,696	1,119,075
Fidelity National Financial, Inc.	34,236	910,678
First American Financial Corp.	16,804	409,177
Hanover Insurance Group, Inc.	6,942	384,032
HCC Insurance Holdings, Inc.	15,866	695,248
Kemper Corp.	8,299	278,846
Mercury General Corp.	5,749	277,734
Old Republic International Corp.	38,296	589,758
Primerica, Inc.	8,668	349,667
Protective Life Corp.	12,441	529,365
Reinsurance Group of America, Inc.	11,263	754,508
StanCorp Financial Group, Inc.	7,039	387,286
WR Berkley Corp.	17,373	744,607
		11,004,405

Internet & Catalog Retail - 0.1%
HSN, Inc.	5,306	284,508

Internet Software & Services - 1.3%
AOL, Inc.*	12,169	420,804
Equinix, Inc.*	7,823	1,436,694
Monster Worldwide, Inc.*	18,741	82,835
Rackspace Hosting, Inc.*	18,058	952,740
ValueClick, Inc.*	10,960	228,516
		3,121,589

IT Services - 3.6%
Acxiom Corp.*	11,738	333,242
Alliance Data Systems Corp.*	7,726	1,633,817
Broadridge Financial Solutions, Inc.	18,764	595,757
Convergys Corp.	16,362	306,788
CoreLogic, Inc.*	15,154	409,916
DST Systems, Inc.	4,774	360,007
Gartner, Inc.*	14,766	885,960
Global Payments, Inc.	11,997	612,807
Jack Henry & Associates, Inc.	13,515	697,509
Leidos Holdings, Inc.	11,544	525,460
Lender Processing Services, Inc.	13,522	449,877
Mantech International Corp.	3,690	106,124
NeuStar, Inc.*	10,184	503,904
Science Applications International Corp.*	6,596	222,625
VeriFone Systems, Inc.*	17,202	393,238
WEX, Inc.*	6,158	540,364
		8,577,395

Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	10,150	1,311,177

Life Sciences - Tools & Services - 1.3%
Bio-Rad Laboratories, Inc.*	3,146	369,844
Charles River Laboratories International, Inc.*	7,776	359,718
Covance, Inc.*	8,860	766,036
Mettler-Toledo International, Inc.*	4,746	1,139,467
Techne Corp.	5,256	420,795
		3,055,860

Machinery - 5.2%
AGCO Corp.	14,349	866,967
CLARCOR, Inc.	7,909	439,187
Crane Co.	7,732	476,832
Donaldson Co., Inc.	21,428	817,050
Graco, Inc.	9,726	720,308
Harsco Corp.	12,786	318,371
IDEX Corp.	12,959	845,575
ITT Corp.	14,313	514,552
Kennametal, Inc.	12,339	562,658
Lincoln Electric Holdings, Inc.	13,029	867,992
Nordson Corp.	9,567	704,418
Oshkosh Corp.*	13,787	675,287
SPX Corp.	7,235	612,370
Terex Corp.*	17,641	592,738
Timken Co.	12,649	764,000
Trinity Industries, Inc.	12,459	565,016
Valmont Industries, Inc.	4,243	589,395
Wabtec Corp.	15,259	959,333
Woodward, Inc.	9,598	391,886
		12,283,935

Marine - 0.4%
Kirby Corp.*	8,998	778,777
Matson, Inc.	6,642	174,220
		952,997

Media - 1.3%
AMC Networks, Inc.*	9,394	643,301
Cinemark Holdings, Inc.	16,454	522,250
DreamWorks Animation SKG, Inc.*	11,287	321,228
John Wiley & Sons, Inc.	7,424	354,051
Lamar Advertising Co.*	10,334	486,008
Meredith Corp.	5,865	279,291
New York Times Co.*	19,898	250,118
Scholastic Corp.	4,042	115,803
Valassis Communications, Inc.	6,028	174,089
		3,146,139

Metals & Mining - 1.5%
Carpenter Technology Corp.	8,381	487,020
Commercial Metals Co.	18,542	314,287
Compass Minerals International, Inc.	5,303	404,460
Reliance Steel & Aluminum Co.	12,204	894,187
Royal Gold, Inc.	10,310	501,685
Steel Dynamics, Inc.	34,996	584,783
Worthington Industries, Inc.	8,243	283,806
		3,470,228

Multiline Retail - 0.3%
Big Lots, Inc.*	9,241	342,748
Saks, Inc.*	16,187	258,021
		600,769

Multi-Utilities - 1.1%
Alliant Energy Corp.	17,585	871,337
Black Hills Corp.	7,056	351,812
MDU Resources Group, Inc.	29,930	837,142
Vectren Corp.	13,047	435,117
		2,495,408

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,047	366,380

Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc.*	35,106	209,232
Arch Coal, Inc.	32,683	134,327
Bill Barrett Corp.*	7,730	194,100
Cimarex Energy Co.	13,711	1,321,740
Energen Corp.	11,447	874,436
HollyFrontier Corp.	31,583	1,329,960
Rosetta Resources, Inc.*	9,687	527,554
SM Energy Co.	10,608	818,832
World Fuel Services Corp.	11,535	430,371
		5,840,552

Paper & Forest Products - 0.3%
Domtar Corp.	5,221	414,652
Louisiana-Pacific Corp.*	22,239	391,184
		805,836

Pharmaceuticals - 0.8%
Endo Health Solutions, Inc.*	18,101	822,510
Mallinckrodt plc*	9,135	402,762
Salix Pharmaceuticals Ltd.*	9,775	653,752
		1,879,024

Professional Services - 1.1%
Corporate Executive Board Co.	5,324	386,629
FTI Consulting, Inc.*	6,460	244,188
Manpowergroup, Inc.	12,409	902,630
Towers Watson & Co.	10,201	1,091,099
		2,624,546

Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	11,323	722,974
American Campus Communities, Inc.	16,608	567,163
BioMed Realty Trust, Inc.	30,452	566,103
BRE Properties, Inc.	12,231	620,846
Camden Property Trust	13,514	830,300
Corporate Office Properties Trust	13,846	319,843
Corrections Corp. of America	18,339	633,612
Duke Realty Corp.	51,518	795,438
Equity One, Inc.	10,026	219,168
Essex Property Trust, Inc.	6,028	890,336
Extra Space Storage, Inc.	16,814	769,240
Federal Realty Investment Trust	10,413	1,056,399
Highwoods Properties, Inc.	14,240	502,814
Home Properties, Inc.	9,013	520,501
Hospitality Properties Trust	22,150	626,845
Kilroy Realty Corp.	12,815	640,109
Liberty Property Trust	22,645	806,162
Mack-Cali Realty Corp.	13,950	306,063
National Retail Properties, Inc.	19,209	611,230
Omega Healthcare Investors, Inc.	18,569	554,656
Potlatch Corp.	6,424	254,904
Rayonier, Inc.	19,990	1,112,444
Realty Income Corp.	31,093	1,235,947
Regency Centers Corp.	14,628	707,264
Senior Housing Properties Trust	29,812	695,812
SL Green Realty Corp.	14,578	1,295,110
Taubman Centers, Inc.	10,118	681,043
UDR, Inc.	39,742	941,885
Weingarten Realty Investors	17,780	521,487
		20,005,698

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.*	6,830	246,016
Jones Lang LaSalle, Inc.	7,043	614,854
		860,870

Road & Rail - 1.1%
Con-way, Inc.	8,954	385,828
Genesee & Wyoming, Inc.*	6,781	630,430
JB Hunt Transport Services, Inc.	14,473	1,055,516
Landstar System, Inc.	7,240	405,295
Werner Enterprises, Inc.	7,261	169,399
		2,646,468

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc.*	97,004	368,615
Atmel Corp.*	67,771	504,216
Cree, Inc.*	19,037	1,145,837
Cypress Semiconductor Corp.*	21,766	203,295
Fairchild Semiconductor International, Inc.*	20,225	280,925
Integrated Device Technology, Inc.*	21,617	203,632
International Rectifier Corp.*	11,219	277,895
Intersil Corp.	20,177	226,588
RF Micro Devices, Inc.*	44,588	251,476
Semtech Corp.*	10,698	320,833
Silicon Laboratories, Inc.*	6,229	266,041
Skyworks Solutions, Inc.*	29,563	734,345
SunEdison, Inc.*	38,197	304,430
		5,088,128

Software - 4.3%
ACI Worldwide, Inc.*	6,190	334,631
Advent Software, Inc.	6,543	207,740
ANSYS, Inc.*	14,651	1,267,605
Cadence Design Systems, Inc.*	45,004	607,554
Commvault Systems, Inc.*	6,963	611,560
Compuware Corp.	34,022	381,046
Concur Technologies, Inc.*	7,460	824,330
FactSet Research Systems, Inc.	6,391	697,258
Fair Isaac Corp.	5,579	308,407
Informatica Corp.*	17,156	668,569
Mentor Graphics Corp.	15,205	355,341
MICROS Systems, Inc.*	12,217	610,117
PTC, Inc.*	18,949	538,720
Rovi Corp.*	16,009	306,893
SolarWinds, Inc.*	10,399	364,589
Solera Holdings, Inc.	10,906	576,600
Synopsys, Inc.*	24,474	922,670
TIBCO Software, Inc.*	24,214	619,636
		10,203,266

Specialty Retail - 4.0%
Aaron's, Inc.	12,044	333,619
Advance Auto Parts, Inc.	11,545	954,541
Aeropostale, Inc.*	12,194	114,624
American Eagle Outfitters, Inc.	26,882	376,079
ANN, Inc.*	7,323	265,239
Ascena Retail Group, Inc.*	20,184	402,267
Cabela's, Inc.*	7,382	465,287
Chico's FAS, Inc.	25,204	419,899
CST Brands, Inc.	9,586	285,663
Dick's Sporting Goods, Inc.	16,114	860,165
Foot Locker, Inc.	23,496	797,454
Guess?, Inc.	9,444	281,903
Murphy USA, Inc.*	7,036	284,184
Office Depot, Inc.*	37,974	183,414
Rent-A-Center, Inc.	8,462	322,402
Signet Jewelers Ltd.	12,764	914,541
Tractor Supply Co.	22,130	1,486,472
Williams-Sonoma, Inc.	14,111	793,038
		9,540,791

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	9,389	712,531
Deckers Outdoor Corp.*	5,467	360,385
Hanesbrands, Inc.	15,692	977,769
Under Armour, Inc.*	12,707	1,009,571
		3,060,256

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,259	164,942
New York Community Bancorp, Inc.	69,878	1,055,857
Washington Federal, Inc.	16,200	335,016
		1,555,815

Tobacco - 0.1%
Universal Corp.	3,591	182,890

Trading Companies & Distributors - 0.9%
GATX Corp.	7,222	343,189
MSC Industrial Direct Co., Inc.	7,636	621,189
United Rentals, Inc.*	14,786	861,876
Watsco, Inc.	4,260	401,590
		2,227,844

Water Utilities - 0.3%
Aqua America, Inc.	27,969	691,680

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,471	457,168

Total Equity Securities (Cost $159,738,361)		223,839,682

EXCHANGE TRADED PRODUCTS - 2.2%
SPDR S&P MidCap 400 ETF Trust	23,000	5,205,590

Total Exchange Traded Products (Cost $4,579,585)		5,205,590

TIME DEPOSIT - 3.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$8,045,048	8,045,048

Total Time Deposit (Cost $8,045,048)		8,045,048

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.075%, 11/14/13	500,000	499,954

Total U.S. Treasury Obligations (Cost $499,955)		499,954

TOTAL INVESTMENTS (Cost $172,862,949) - 100.3%		237,590,274
Other assets and liabilities, net - (0.3%)		(763,214)
NET ASSETS - 100%		$236,827,060

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	66	12/13	8,187,960	94,659

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange-Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 93.2%	SHARES	VALUE
Aerospace & Defense - 1.6%
AAR Corp.	3,414	$93,305
Aerovironment, Inc.*	1,447	33,426
American Science & Engineering, Inc.	703	42,398
API Technologies Corp.*	2,912	8,532
Astronics Corp.*	1,083	53,836
Cubic Corp.	1,711	91,846
Curtiss-Wright Corp.	4,038	189,624
DigitalGlobe, Inc.*	6,423	203,095
Ducommun, Inc.*	914	26,214
Engility Holdings, Inc.*	1,480	46,960
Erickson Air-Crane, Inc.*	325	5,089
Esterline Technologies Corp.*	2,697	215,463
GenCorp, Inc.*	5,118	82,042
HEICO Corp.	4,577	310,046
Innovative Solutions & Support, Inc.	1,085	8,637
Kratos Defense & Security Solutions, Inc.*	3,789	31,373
LMI Aerospace, Inc.*	916	12,238
Moog, Inc.*	3,982	233,624
National Presto Industries, Inc.	420	29,572
Orbital Sciences Corp.*	5,042	106,790
Sparton Corp.*	882	22,491
Taser International, Inc.*	4,416	65,843
Teledyne Technologies, Inc.*	3,222	273,644
The Keyw Holding Corp.*	2,749	36,974
		2,223,062

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	4,743	35,525
Atlas Air Worldwide Holdings, Inc.*	2,227	102,687
Echo Global Logistics, Inc.*	1,329	27,829
Forward Air Corp.	2,539	102,449
HUB Group, Inc.*	3,189	125,104
Pacer International, Inc.*	3,629	22,464
Park-Ohio Holdings Corp.*	726	27,893
UTi Worldwide, Inc.	7,825	118,236
XPO Logistics, Inc.*	2,536	54,955
		617,142

Airlines - 0.6%
Allegiant Travel Co.	1,330	140,129
Hawaiian Holdings, Inc.*	4,528	33,688
JetBlue Airways Corp.*	20,251	134,872
Republic Airways Holdings, Inc.*	4,602	54,764
Skywest, Inc.	4,346	63,104
Spirit Airlines, Inc.*	5,200	178,204
US Airways Group, Inc.*	16,622	315,153
		919,914

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	6,004	118,399
Cooper Tire & Rubber Co.	5,462	168,230
Dana Holding Corp.	12,662	289,200
Dorman Products, Inc.	2,205	109,258
Drew Industries, Inc.	1,976	89,987
Federal-Mogul Corp.*	1,665	27,955
Fuel Systems Solutions, Inc.*	1,211	23,808
Gentherm, Inc.*	2,882	54,989
Modine Manufacturing Co.*	4,047	59,208
Remy International, Inc.	1,208	24,450
Shiloh Industries, Inc.	483	6,327
Spartan Motors, Inc.	3,414	20,723
Standard Motor Products, Inc.	1,820	58,531
Stoneridge, Inc.*	2,174	23,501
Superior Industries International, Inc.	2,023	36,070
Tenneco, Inc.*	5,246	264,923
Tower International, Inc.*	681	13,613
		1,389,172

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	66,068

Beverages - 0.2%
Coca Cola Bottling Co. Consolidated	436	27,302
Craft Brew Alliance, Inc.*	855	11,491
National Beverage Corp.	1,154	20,611
The Boston Beer Company, Inc.*	711	173,633
		233,037

Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc.*	6,043	166,001
Achillion Pharmaceuticals, Inc.*	8,327	25,148
Acorda Therapeutics, Inc.*	3,610	123,751
Aegerion Pharmaceuticals, Inc.*	2,503	214,532
Alnylam Pharmaceuticals, Inc.*	5,031	322,034
AMAG Pharmaceuticals, Inc.*	1,838	39,480
Amicus Therapeutics, Inc.*	2,714	6,296
Anacor Pharmaceuticals, Inc.*	2,185	23,205
Arena Pharmaceuticals, Inc.*	18,780	98,971
Arqule, Inc.*	5,260	12,256
Array Biopharma, Inc.*	10,324	64,215
Astex Pharmaceuticals, Inc.*	8,384	71,096
AVEO Pharmaceuticals, Inc.*	3,503	7,251
Biotime, Inc.*	3,184	12,099
Cell Therapeutics, Inc.*	9,713	15,929
Celldex Therapeutics, Inc.*	7,149	253,289
Cepheid, Inc.*	5,907	230,609
Chelsea Therapeutics International Ltd.*	5,785	17,413
ChemoCentryx, Inc.*	2,120	11,787
Chimerix, Inc.*	732	16,089
Clovis Oncology, Inc.*	1,378	83,755
Coronado Biosciences, Inc.*	1,792	12,580
Curis, Inc.*	6,491	28,950
Cytokinetics, Inc.*	2,136	16,212
Cytori Therapeutics, Inc.*	4,706	10,965
Dendreon Corp.*	13,865	40,624
Durata Therapeutics, Inc.*	750	6,780
Dyax Corp.*	9,064	62,179
Dynavax Technologies Corp.*	15,554	18,665
Emergent Biosolutions, Inc.*	2,331	44,406
Enanta Pharmaceuticals, Inc.*	314	7,197
Enzon Pharmaceuticals, Inc.	3,403	5,717
Epizyme, Inc.*	510	20,466
Exact Sciences Corp.*	6,095	71,982
Exelixis, Inc.*	16,302	94,878
Fibrocell Science, Inc.*	1,454	6,369
Galena Biopharma, Inc.*	7,198	16,339
Genomic Health, Inc.*	1,445	44,188
Geron Corp.*	10,723	35,922
GTx, Inc.*	2,343	4,709
Halozyme Therapeutics, Inc.*	8,079	89,192
Hyperion Therapeutics, Inc.*	724	18,918
Idenix Pharmaceuticals, Inc.*	7,999	41,675
Immunogen, Inc.*	7,409	126,101
Immunomedics, Inc.*	6,814	42,179
Infinity Pharmaceuticals, Inc.*	4,129	72,051
Insmed, Inc.*	2,996	46,768
Insys Therapeutics, Inc.*	437	15,291
Intercept Pharmaceuticals, Inc.*	541	37,345
InterMune, Inc.*	7,188	110,480
Ironwood Pharmaceuticals, Inc.*	8,024	95,084
Isis Pharmaceuticals, Inc.*	9,685	363,575
KaloBios Pharmaceuticals, Inc.*	173	782
Keryx Biopharmaceuticals, Inc.*	7,220	72,922
KYTHERA Biopharmaceuticals, Inc.*	879	40,170
Lexicon Pharmaceuticals, Inc.*	17,874	42,361
Ligand Pharmaceuticals, Inc., Class B*	1,536	66,478
MannKind Corp.*	12,827	73,114
MEI Pharma, Inc.*	828	9,390
Merrimack Pharmaceuticals, Inc.*	7,836	29,777
MiMedx Group, Inc.*	7,262	30,283
Momenta Pharmaceuticals, Inc.*	4,217	60,683
Nanosphere, Inc.*	3,621	7,242
Neurocrine Biosciences, Inc.*	5,970	67,580
NewLink Genetics Corp.*	1,456	27,344
Novavax, Inc.*	10,291	32,520
NPS Pharmaceuticals, Inc.*	8,652	275,220
OncoGenex Pharmaceutical, Inc.*	1,309	12,134
Opko Health, Inc.*	16,296	143,568
Orexigen Therapeutics, Inc.*	8,161	50,109
Osiris Therapeutics, Inc.*	1,445	24,045
OvaScience, Inc.*	773	7,660
PDL BioPharma, Inc.	12,211	97,322
Peregrine Pharmaceuticals, Inc.*	11,824	16,672
Portola Pharmaceuticals, Inc.*	835	22,336
Progenics Pharmaceuticals, Inc.*	5,151	25,910
Prothena Corp. plc*	1,024	20,716
Puma Biotechnology, Inc.*	1,910	102,491
Raptor Pharmaceutical Corp.*	4,911	73,370
Receptos, Inc.*	498	12,933
Regulus Therapeutics, Inc.*	1,151	10,854
Repligen Corp.*	2,777	30,797
Rigel Pharmaceuticals, Inc.*	7,590	27,172
Sangamo Biosciences, Inc.*	4,682	49,067
Sarepta Therapeutics, Inc.*	2,902	137,061
SIGA Technologies, Inc.*	2,826	10,852
Spectrum Pharmaceuticals, Inc.	5,050	42,370
Stemline Therapeutics, Inc.*	789	35,734
Sunesis Pharmaceuticals, Inc.*	2,400	11,904
Synageva BioPharma Corp.*	1,473	93,256
Synergy Pharmaceuticals, Inc.*	6,947	31,748
Synta Pharmaceuticals Corp.*	3,342	21,088
Targacept, Inc.*	2,414	12,818
TESARO, Inc.*	1,154	44,706
Tetraphase Pharmaceuticals, Inc.*	993	11,300
TG Therapeutics, Inc.*	1,102	5,609
Threshold Pharmaceuticals, Inc.*	4,048	18,823
Vanda Pharmaceuticals, Inc.*	2,587	28,379
Verastem, Inc.*	1,244	15,475
Vical, Inc.*	7,213	9,016
XOMA Corp.*	6,130	27,462
ZIOPHARM Oncology, Inc.*	5,687	22,464
		5,566,080

Building Products - 0.7%
AAON, Inc.	2,368	62,894
American Woodmark Corp.*	938	32,502
Apogee Enterprises, Inc.	2,456	72,894
Builders FirstSource, Inc.*	3,852	22,650
Gibraltar Industries, Inc.*	2,647	37,746
Griffon Corp.	3,918	49,132
Insteel Industries, Inc.	1,631	26,259
NCI Building Systems, Inc.*	1,877	23,913
Nortek, Inc.*	776	53,319
Patrick Industries, Inc.*	575	17,279
PGT, Inc.*	2,861	28,352
Ply Gem Holdings, Inc.*	1,362	19,041
Quanex Building Products Corp.	3,310	62,327
Simpson Manufacturing Co., Inc.	3,602	117,317
Trex Co., Inc.*	1,482	73,403
Universal Forest Products, Inc.	1,697	71,444
USG Corp.*	6,671	190,657
		961,129

Capital Markets - 2.5%
Apollo Investment Corp.	19,381	157,955
Arlington Asset Investment Corp.	1,267	30,129
BGC Partners, Inc.	10,956	61,901
BlackRock Kelso Capital Corp.	6,249	59,303
Calamos Asset Management, Inc.	1,559	15,574
Capital Southwest Corp.	1,056	36,126
CIFC Corp.	974	7,685
Cohen & Steers, Inc.	1,662	58,685
Cowen Group, Inc.*	8,421	29,052
Diamond Hill Investment Group, Inc.	250	26,739
Evercore Partners, Inc.	2,727	134,250
FBR & Co.*	825	22,118
Fidus Investment Corp.	1,213	23,532
Fifth Street Finance Corp.	10,648	109,568
Financial Engines, Inc.	4,217	250,659
FXCM, Inc.	3,154	62,293
GAMCO Investors, Inc.	520	39,484
Garrison Capital, Inc.	518	7,656
GFI Group, Inc.	5,807	22,938
Gladstone Capital Corp.	2,184	19,066
Gladstone Investment Corp.	2,292	16,159
Golub Capital BDC, Inc.	2,989	51,829
Greenhill & Co., Inc.	2,431	121,258
GSV Capital Corp.*	1,740	25,787
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,271	14,489
Hercules Technology Growth Capital, Inc.	5,385	82,121
HFF, Inc.	2,937	73,572
Horizon Technology Finance Corp.	563	7,499
ICG Group, Inc.*	3,171	44,997
Intl. FCStone, Inc.*	1,181	24,151
Investment Technology Group, Inc.*	3,390	53,291
Janus Capital Group, Inc.	12,867	109,498
JMP Group, Inc.	1,155	7,149
KCAP Financial, Inc.	2,250	20,205
KCG Holdings, Inc.*	6,162	53,425
Ladenburg Thalmann Financial Services, Inc.*	8,462	15,316
Main Street Capital Corp.	3,369	100,834
Manning & Napier, Inc.	1,043	17,397
MCG Capital Corp.	6,694	33,738
Medallion Financial Corp.	1,611	23,972
Medley Capital Corp.	2,859	39,426
MVC Capital, Inc.	2,126	27,766
New Mountain Finance Corp.	3,241	46,703
NGP Capital Resources Co.	2,245	16,680
Oppenheimer Holdings, Inc.	932	16,562
PennantPark Floating Rate Capital Ltd.	1,273	17,542
PennantPark Investment Corp.	5,831	65,657
Piper Jaffray Co.'s*	1,472	50,475
Prospect Capital Corp.	22,424	250,700
Pzena Investment Management, Inc.	491	3,329
Safeguard Scientifics, Inc.*	1,902	29,842
Solar Capital Ltd.	3,961	87,815
Solar Senior Capital Ltd.	800	14,464
Stellus Capital Investment Corp.	1,039	15,564
Stifel Financial Corp.*	5,499	226,669
SWS Group, Inc.*	2,652	14,798
TCP Capital Corp.	2,240	36,333
THL Credit, Inc.	2,926	45,704
TICC Capital Corp.	4,231	41,252
Triangle Capital Corp.	2,291	67,287
Virtus Investment Partners, Inc.*	500	81,320
Walter Investment Management Corp.*	3,180	125,737
Westwood Holdings Group, Inc.	603	28,974
WhiteHorse Finance, Inc.	588	8,879
WisdomTree Investments, Inc.*	8,663	100,577
		3,531,455

Chemicals - 2.1%
Advanced Emissions Solutions, Inc.*	811	34,646
American Pacific Corp.*	510	27,928
American Vanguard Corp.	2,506	67,462
Arabian American Development Co.*	1,798	16,362
Axiall Corp.	6,019	227,458
Balchem Corp.	2,635	136,361
Calgon Carbon Corp.*	4,914	93,317
Chase Corp.	526	15,454
Chemtura Corp.*	8,478	194,909
Ferro Corp.*	6,247	56,910
Flotek Industries, Inc.*	4,103	94,369
FutureFuel Corp.	1,874	33,657
GSE Holding, Inc.*	707	1,471
H.B. Fuller Co.	4,339	196,079
Hawkins, Inc.	759	28,645
Innophos Holdings, Inc.	1,962	103,554
Innospec, Inc.	1,948	90,894
Intrepid Potash, Inc.	4,719	73,994
KMG Chemicals, Inc.	568	12,490
Koppers Holdings, Inc.	1,798	76,685
Kraton Performance Polymers, Inc.*	2,903	56,870
Landec Corp.*	2,282	27,840
LSB Industries, Inc.*	1,588	53,246
Minerals Technologies, Inc.	3,006	148,406
Olin Corp.	6,924	159,737
OM Group, Inc.*	2,757	93,131
Omnova Solutions, Inc.*	3,910	33,430
Penford Corp.*	829	11,871
PolyOne Corp.	8,569	263,154
Quaker Chemical Corp.	1,166	85,176
Schulman A, Inc.	2,537	74,740
Sensient Technologies Corp.	4,390	210,237
Stepan Co.	1,626	93,869
Taminco Corp.*	1,362	27,649
Tredegar Corp.	2,145	55,770
Zep, Inc.	1,900	30,894
Zoltek Co.'s, Inc.*	2,577	43,010
		3,051,675

Commercial Banks - 6.4%
1st Source Corp.	1,417	38,146
1st United Bancorp, Inc.	2,033	14,902
Access National Corp.	665	9,483
American National Bankshares, Inc.	705	16,356
Ameris Bancorp*	2,059	37,844
Ames National Corp.	756	17,214
Arrow Financial Corp.	966	24,641
Bancfirst Corp.	651	35,200
Banco Latinoamericano de Exportaciones SA	2,403	59,883
Bancorp, Inc.*	2,605	46,161
BancorpSouth, Inc.	8,208	163,668
Bank of Kentucky Financial Corp.	473	12,918
Bank of Marin Bancorp	545	22,645
Bank of the Ozarks, Inc.	2,630	126,214
Banner Corp.	1,639	62,544
Bar Harbor Bankshares	350	12,876
BBCN Bancorp, Inc.	6,810	93,706
BNC Bancorp	1,580	21,077
Boston Private Financial Holdings, Inc.	6,538	72,572
Bridge Bancorp, Inc.	653	14,040
Bridge Capital Holdings*	752	12,769
Bryn Mawr Bank Corp.	1,004	27,078
C&F Financial Corp.	289	13,988
Camden National Corp.	710	29,039
Capital Bank Financial Corp.*	2,138	46,929
Capital City Bank Group, Inc.*	1,232	14,513
Cardinal Financial Corp.	2,513	41,540
Cascade Bancorp*	500	2,915
Cathay General Bancorp	6,801	158,939
Center Bancorp, Inc.	993	14,140
Centerstate Banks of Florida, Inc.	2,552	24,703
Central Pacific Financial Corp.	1,947	34,462
Century Bancorp, Inc.	277	9,232
Chemical Financial Corp.	2,475	69,102
Chemung Financial Corp.	311	10,770
Citizens & Northern Corp.	1,125	22,432
City Holding Co.	1,381	59,714
CNB Financial Corp.	1,282	21,858
CoBiz Financial, Inc.	2,995	28,932
Columbia Banking System, Inc.	4,522	111,693
Community Bank System, Inc.	3,552	121,194
Community Trust Bancorp, Inc.	1,197	48,586
CommunityOne Bancorp*	901	8,902
ConnectOne Bancorp, Inc.*	155	5,442
CU Bancorp*	810	14,782
Customers Bancorp, Inc.*	1,722	27,724
CVB Financial Corp.	7,857	106,227
Eagle Bancorp, Inc.*	1,876	53,072
Enterprise Bancorp, Inc.	478	9,039
Enterprise Financial Services Corp.	1,378	23,123
Farmers Capital Bank Corp.*	644	14,078
Fidelity Southern Corp.	1,088	16,690
Financial Institutions, Inc.	1,134	23,202
First BanCorp*	6,329	35,949
First Bancorp (North Carolina)	1,553	22,441
First Bancorp, Inc. (Maine)	691	11,595
First Busey Corp.	6,352	33,094
First Commonwealth Financial Corp.	8,442	64,075
First Community Bancshares, Inc.	1,464	23,936
First Connecticut Bancorp, Inc.	1,473	21,653
First Financial Bancorp	5,061	76,775
First Financial Bankshares, Inc.	2,725	160,283
First Financial Corp.	966	30,497
First Financial Holdings, Inc.	2,077	114,567
First Interstate Bancsystem, Inc.	1,462	35,307
First Merchants Corp.	2,368	41,037
First Midwest Bancorp, Inc.	6,478	97,883
First NBC Bank Holding Co.*	359	8,752
First of Long Island Corp.	601	23,349
First Security Group, Inc.*	5,383	11,197
FirstMerit Corp.	14,292	310,279
Flushing Financial Corp.	2,726	50,295
FNB Corp.	12,565	152,413
German American Bancorp, Inc.	1,152	29,053
Glacier Bancorp, Inc.	6,291	155,451
Great Southern Bancorp, Inc.	940	26,536
Guaranty Bancorp	1,371	18,769
Hampton Roads Bankshares, Inc.*	2,909	4,131
Hancock Holding Co.	7,320	229,702
Hanmi Financial Corp.	2,835	46,976
Heartland Financial USA, Inc.	1,357	37,806
Heritage Commerce Corp.	1,714	13,112
Heritage Financial Corp.	1,400	21,728
Heritage Oaks Bancorp*	1,809	11,578
Home Bancshares, Inc.	3,846	116,803
Home Federal Bancorp, Inc.	1,548	19,474
HomeTrust Bancshares, Inc.*	1,850	30,525
Horizon Bancorp	750	17,512
Hudson Valley Holding Corp.	1,336	25,090
IBERIABANK Corp.	2,560	132,787
Independent Bank Corp.	1,853	66,152
Independent Bank Group, Inc.	327	11,772
International Bancshares Corp.	4,652	100,623
Intervest Bancshares Corp.*	1,544	12,244
Investors Bancorp, Inc.	3,919	85,748
Lakeland Bancorp, Inc.	3,060	34,425
Lakeland Financial Corp.	1,410	46,036
LCNB Corp.	522	10,226
Macatawa Bank Corp.*	2,047	11,013
MainSource Financial Group, Inc.	1,757	26,689
MB Financial, Inc.	4,726	133,462
Mercantile Bank Corp.	775	16,880
Merchants Bancshares, Inc.	377	10,914
Metro Bancorp, Inc.*	1,253	26,326
MetroCorp Bancshares, Inc.	1,423	19,580
Middleburg Financial Corp.	483	9,312
Midsouth Bancorp, Inc.	777	12,044
MidWestOne Financial Group, Inc.	611	15,709
National Bank Holdings Corp.	4,507	92,574
National Bankshares, Inc.	719	25,805
National Penn Bancshares, Inc.:
Common Stock	10,092	101,425
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,777	86,795
NewBridge Bancorp*	2,178	15,878
Northrim BanCorp, Inc.	582	14,026
OFG Bancorp	4,052	65,602
Old National Bancorp	9,012	127,970
OmniAmerican Bancorp, Inc.*	1,008	24,656
Pacific Continental Corp.	1,543	20,229
Pacific Premier Bancorp, Inc.*	1,331	17,889
PacWest Bancorp	3,281	112,735
Palmetto Bancshares, Inc.*	384	5,007
Park National Corp.	1,021	80,741
Park Sterling Corp.	3,952	25,332
Peapack Gladstone Financial Corp.	799	14,821
Penns Woods Bancorp, Inc.	415	20,675
Peoples Bancorp, Inc.	1,091	22,780
Pinnacle Financial Partners, Inc.*	2,915	86,896
Preferred Bank*	1,057	18,804
PrivateBancorp, Inc.	5,704	122,066
Prosperity Bancshares, Inc.	5,198	321,444
Renasant Corp.	2,662	72,327
Republic Bancorp, Inc.	907	24,988
S&T Bancorp, Inc.	2,603	63,045
Sandy Spring Bancorp, Inc.	2,099	48,823
Seacoast Banking Corp. of Florida*	5,956	12,925
Sierra Bancorp	987	15,526
Simmons First National Corp.	1,504	46,759
Southside Bancshares, Inc.	1,599	42,885
Southwest Bancorp, Inc.*	1,698	25,147
State Bank Financial Corp.	2,598	41,230
StellarOne Corp.	1,971	44,348
Sterling BanCorp.	2,786	38,252
Sterling Financial Corp.	2,930	83,944
Suffolk Bancorp*	896	15,877
Sun Bancorp, Inc.*	3,090	11,835
Susquehanna Bancshares, Inc.	16,080	201,804
SY Bancorp, Inc.	1,229	34,818
Taylor Capital Group, Inc.*	1,466	32,472
Texas Capital Bancshares, Inc.*	3,566	163,929
Tompkins Financial Corp.	1,247	57,636
TowneBank	2,117	30,527
TriCo Bancshares	1,295	29,500
Tristate Capital Holdings, Inc.*	565	7,283
Trustmark Corp.	5,831	149,274
UMB Financial Corp.	2,798	152,043
Umpqua Holdings Corp.	9,655	156,604
Union First Market Bankshares Corp.	1,561	36,481
United Bankshares, Inc.	4,341	125,802
United Community Banks, Inc.*	3,656	54,840
Univest Corp. of Pennsylvania	1,440	27,144
VantageSouth Bancshares, Inc.*	245	1,301
ViewPoint Financial Group, Inc.	3,445	71,208
Virginia Commerce Bancorp, Inc.*	2,414	37,489
Washington Banking Co.	1,588	22,327
Washington Trust Bancorp, Inc.	1,232	38,722
Webster Financial Corp.	7,783	198,700
WesBanco, Inc.	2,265	67,338
West Bancorporation, Inc.	1,387	19,141
Westamerica Bancorporation	2,327	115,745
Western Alliance Bancorp*	6,387	120,906
Wilshire Bancorp, Inc.	5,565	45,522
Wintrust Financial Corp.	3,270	134,299
Yadkin Financial Corp.*	1,240	21,365
		9,206,750

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,838	128,788
ACCO Brands Corp.*	10,173	67,549
Acorn Energy, Inc.	1,611	9,505
ARC Document Solutions, Inc.*	3,218	14,771
Casella Waste Systems, Inc.*	3,332	19,159
Ceco Environmental Corp.	1,551	21,838
Cenveo, Inc.*	4,813	14,198
Compx International, Inc.	107	1,389
Consolidated Graphics, Inc.*	664	37,224
Costa, Inc.*	787	14,969
Courier Corp.	1,060	16,769
Deluxe Corp.	4,386	182,721
EnerNOC, Inc.*	2,044	30,640
Ennis, Inc.	2,271	40,969
G&K Services, Inc.	1,608	97,107
Healthcare Services Group, Inc.	6,046	155,745
Heritage-Crystal Clean, Inc.*	692	12,470
Herman Miller, Inc.	5,055	147,505
HNI Corp.	3,920	141,826
Innerworkings, Inc.*	3,823	37,542
Interface, Inc.	5,274	104,636
Intersections, Inc.	755	6,621
Kimball International, Inc., Class B	2,797	31,019
Knoll, Inc.	4,116	69,725
Mcgrath RentCorp	2,093	74,720
Mine Safety Appliances Co.	2,485	128,251
Mobile Mini, Inc.*	3,307	112,636
Multi-Color Corp.	1,079	36,610
NL Industries, Inc.	532	6,038
Performant Financial Corp.*	1,926	21,032
Quad/Graphics, Inc.	2,074	62,967
Schawk, Inc.	1,200	17,808
Standard Parking Corp.*	1,439	38,695
Steelcase, Inc.	7,271	120,844
Swisher Hygiene, Inc.*	10,142	6,151
Team, Inc.*	1,759	69,920
Tetra Tech, Inc.*	5,711	147,858
The Brink's Co.	4,255	120,416
The GEO Group, Inc., Escrow (b)*	115,200	13
TMS International Corp.	1,058	18,452
TRC Co.'s, Inc.*	1,457	10,782
Unifirst Corp.	1,234	128,854
United Stationers, Inc.	3,611	157,077
US Ecology, Inc.	1,699	51,191
Viad Corp.	1,798	44,860
West Corp.	1,837	40,726
		2,820,586

Communications Equipment - 1.8%
Adtran, Inc.	5,252	139,913
Alliance Fiber Optic Products, Inc.	992	20,306
Anaren, Inc.*	1,001	25,527
ARRIS Group, Inc.*	10,171	173,517
Aruba Networks, Inc.*	10,068	167,532
Aviat Networks, Inc.*	5,538	14,288
Bel Fuse, Inc., Class B	968	16,882
Black Box Corp.	1,535	47,032
CalAmp Corp.*	3,105	54,741
Calix, Inc.*	3,092	39,361
Ciena Corp.*	8,928	223,021
Comtech Telecommunications Corp.	1,501	36,504
Digi International, Inc.*	2,313	23,153
Emulex Corp.*	7,599	58,968
Extreme Networks, Inc.*	8,019	41,859
Finisar Corp.*	8,219	185,996
Globecomm Systems, Inc.*	1,885	26,447
Harmonic, Inc.*	8,805	67,710
Infinera Corp.*	9,879	111,731
InterDigital, Inc.	3,641	135,919
Ixia*	4,870	76,313
KVH Industries, Inc.*	1,491	20,576
Netgear, Inc.*	3,420	105,541
Numerex Corp.*	1,206	13,206
Oplink Communications, Inc.*	1,692	31,843
Parkervision, Inc.*	6,832	22,887
PC-Tel, Inc.	1,663	14,718
Plantronics, Inc.	3,828	176,279
Procera Networks, Inc.*	1,625	25,171
Ruckus Wireless, Inc.*	3,754	63,180
ShoreTel, Inc.*	4,177	25,229
Sonus Networks, Inc.*	18,211	61,553
Symmetricom, Inc.*	4,071	19,622
Tellabs, Inc.	30,664	69,607
Tessco Technologies, Inc.	485	16,345
Ubiquiti Networks, Inc.	1,086	36,479
Viasat, Inc.*	3,378	215,349
Westell Technologies, Inc.*	4,363	14,616
		2,618,921

Computers & Peripherals - 0.4%
Avid Technology, Inc.*	2,537	15,222
Cray, Inc.*	3,293	79,263
Datalink Corp.*	1,373	18,563
Electronics for Imaging, Inc.*	3,961	125,485
Fusion-io, Inc.*	6,558	87,812
Hutchinson Technology, Inc.*	2,019	7,026
Imation Corp.*	3,091	12,673
Immersion Corp.*	2,323	30,640
QLogic Corp.*	8,064	88,220
Quantum Corp.*	19,651	27,118
Silicon Graphics International Corp.*	2,677	43,501
Super Micro Computer, Inc.*	2,622	35,502
		571,025

Construction & Engineering - 0.8%
Aegion Corp.*	3,435	81,513
Ameresco, Inc.*	1,452	14,549
Argan, Inc.	1,205	26,474
Comfort Systems USA, Inc.	3,332	56,011
Dycom Industries, Inc.*	2,851	79,799
EMCOR Group, Inc.	5,788	226,484
Furmanite Corp.*	3,036	30,056
Granite Construction, Inc.	3,480	106,488
Great Lakes Dredge & Dock Corp.	5,123	38,013
Layne Christensen Co.*	1,710	34,132
MasTec, Inc.*	5,123	155,227
Michael Baker Corp.	821	33,226
MYR Group, Inc.*	1,740	42,282
Northwest Pipe Co.*	959	31,532
Orion Marine Group, Inc.*	2,350	24,463
Pike Electric Corp.	2,237	25,323
Primoris Services Corp.	3,042	77,480
Sterling Construction Co., Inc.*	1,494	13,819
Tutor Perini Corp.*	3,216	68,565
		1,165,436

Construction Materials - 0.1%
Headwaters, Inc.*	6,432	57,824
Texas Industries, Inc.*	1,876	124,397
United States Lime & Minerals, Inc.*	156	9,142
US Concrete, Inc.*	1,160	23,269
		214,632

Consumer Finance - 0.7%
Cash America International, Inc.	2,461	111,434
Consumer Portfolio Services, Inc.*	1,464	8,681
Credit Acceptance Corp.*	613	67,926
DFC Global Corp.*	3,735	41,048
Encore Capital Group, Inc.*	2,162	99,149
Ezcorp, Inc.*	4,319	72,905
First Cash Financial Services, Inc.*	2,538	147,077
First Marblehead Corp.*	5,748	4,713
Green Dot Corp.*	2,160	56,873
Imperial Holdings, Inc.*	1,488	9,419
Nelnet, Inc.	1,973	75,862
Nicholas Financial, Inc.	799	13,016
Portfolio Recovery Associates, Inc.*	4,374	262,178
Regional Management Corp.*	435	13,833
World Acceptance Corp.*	802	72,116
		1,056,230

Containers & Packaging - 0.3%
AEP Industries, Inc.*	367	27,272
Berry Plastics Group, Inc.*	4,774	95,337
Boise, Inc.	9,048	114,005
Graphic Packaging Holding Co.*	18,103	154,962
Myers Industries, Inc.	2,431	48,887
UFP Technologies, Inc.*	495	11,271
		451,734

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	62,188
Pool Corp.	4,017	225,474
VOXX International Corp.*	1,390	19,043
Weyco Group, Inc.	562	15,916
		322,621

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,623	61,349
Ascent Capital Group, Inc.*	1,251	100,856
Bridgepoint Education, Inc.*	1,706	30,776
Bright Horizons Family Solutions, Inc.*	1,042	37,335
Capella Education Co.*	953	53,902
Career Education Corp.*	4,661	12,864
Carriage Services, Inc.	1,428	27,703
Corinthian Colleges, Inc.*	7,691	16,843
Education Management Corp.*	2,400	21,888
Grand Canyon Education, Inc.*	3,915	157,696
Hillenbrand, Inc.	4,903	134,195
ITT Educational Services, Inc.*	2,015	62,465
JTH Holding, Inc.*	395	7,485
K12, Inc.*	2,402	74,174
LifeLock, Inc.*	5,233	77,605
Lincoln Educational Services Corp.	1,856	8,556
Mac-Gray Corp.	1,212	17,647
Matthews International Corp.	2,425	92,344
Outerwall, Inc.*	2,477	123,825
Regis Corp.	4,098	60,159
Sotheby's	5,888	289,278
Steiner Leisure Ltd.*	1,287	75,199
Stewart Enterprises, Inc.	6,248	82,099
Strayer Education, Inc.	932	38,697
Universal Technical Institute, Inc.	1,842	22,344
		1,687,284

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,475
Gain Capital Holdings, Inc.	987	12,426
MarketAxess Holdings, Inc.	3,286	197,292
Marlin Business Services Corp.	795	19,843
NewStar Financial, Inc.*	2,242	40,961
PHH Corp.*	5,100	121,074
Pico Holdings, Inc.*	1,974	42,757
Resource America, Inc.	1,082	8,689
		445,517

Diversified Telecommunication Services - 0.5%
8x8, Inc.*	6,367	64,116
Atlantic Tele-Network, Inc.	816	42,538
Cbeyond, Inc.*	2,347	15,044
Cincinnati Bell, Inc.*	17,650	48,008
Cogent Communications Group, Inc.	4,216	135,966
Consolidated Communications Holdings, Inc.	3,570	61,547
Fairpoint Communications, Inc.*	1,772	16,923
General Communication, Inc.*	2,713	25,828
Hawaiian Telcom Holdco, Inc.*	922	24,525
HickoryTech Corp.	1,098	12,495
IDT Corp., Class B	1,313	23,306
inContact, Inc.*	4,602	38,059
Inteliquent, Inc.	2,529	24,430
Iridium Communications, Inc.*	5,536	38,088
Lumos Networks Corp.	1,286	27,868
magicJack VocalTec Ltd.*	1,359	17,490
ORBCOMM, Inc.*	2,846	14,998
Premiere Global Services, Inc.*	4,149	41,324
Primus Telecommunications Group, Inc.	1,095	3,712
Straight Path Communications, Inc.*	656	3,451
Towerstream Corp.*	4,275	12,225
Vonage Holdings Corp.*	14,328	44,990
		736,931

Electric Utilities - 1.2%
Allete, Inc.	3,434	165,862
Cleco Corp.	5,212	233,706
El Paso Electric Co.	3,468	115,831
Empire District Electric Co.	3,796	82,221
IDACORP, Inc.	4,332	209,669
MGE Energy, Inc.	2,022	110,300
Otter Tail Corp.	3,144	86,774
PNM Resources, Inc.	6,869	155,445
Portland General Electric Co.	6,526	184,229
UIL Holdings Corp.	4,372	162,551
Unitil Corp.	1,238	36,236
UNS Energy Corp.	3,625	168,999
		1,711,823

Electrical Equipment - 1.4%
Acuity Brands, Inc.	3,694	339,922
American Superconductor Corp.*	3,671	8,590
AZZ, Inc.	2,174	91,004
Brady Corp.	3,984	121,512
Capstone Turbine Corp.*	26,878	31,716
Coleman Cable, Inc.	735	15,516
Encore Wire Corp.	1,782	70,282
EnerSys, Inc.	4,150	251,615
Enphase Energy, Inc.*	1,376	11,201
Franklin Electric Co., Inc.	4,080	160,752
FuelCell Energy, Inc.*	13,625	17,576
Generac Holdings, Inc.	4,445	189,535
General Cable Corp.	4,291	136,239
Global Power Equipment Group, Inc.	1,548	31,130
GrafTech International Ltd.*	10,077	85,151
II-VI, Inc.*	4,403	82,864
LSI Industries, Inc.	1,507	12,719
Polypore International, Inc.*	4,023	164,822
Powell Industries, Inc.*	725	44,435
Power Solutions International, Inc.*	166	9,814
PowerSecure International, Inc.*	1,635	26,242
Preformed Line Products Co.	222	15,968
Revolution Lighting Technologies, Inc.*	2,558	6,549
Thermon Group Holdings, Inc.*	2,338	54,031
Vicor Corp.*	1,707	13,963
		1,993,148

Electronic Equipment & Instruments - 2.5%
Aeroflex Holding Corp.*	1,630	11,475
Agilysys, Inc.*	1,316	15,687
Anixter International, Inc.*	2,337	204,861
Audience, Inc.*	545	6,126
Badger Meter, Inc.	1,311	60,961
Belden, Inc.	3,797	243,198
Benchmark Electronics, Inc.*	4,688	107,308
Checkpoint Systems, Inc.*	3,461	57,799
Cognex Corp.	7,494	235,012
Coherent, Inc.	2,060	126,587
CTS Corp.	2,987	47,105
Daktronics, Inc.	2,960	33,122
DTS, Inc.*	1,575	33,075
Electro Rent Corp.	1,712	31,056
Electro Scientific Industries, Inc.	1,856	21,734
Fabrinet*	2,445	41,174
FARO Technologies, Inc.*	1,524	64,267
FEI Co.	3,602	316,256
GSI Group, Inc.*	2,626	25,052
Insight Enterprises, Inc.*	3,744	70,836
InvenSense, Inc.*	4,895	86,250
Itron, Inc.*	3,409	146,007
Kemet Corp.*	3,628	15,165
Littelfuse, Inc.	1,918	150,026
Maxwell Technologies, Inc.*	2,297	20,857
Measurement Specialties, Inc.*	1,271	68,939
Mercury Systems, Inc.*	2,519	25,165
Mesa Laboratories, Inc.	233	15,753
Methode Electronics, Inc.	3,257	91,196
MTS Systems Corp.	1,363	87,709
Multi-Fineline Electronix, Inc.*	789	12,798
Neonode, Inc.*	2,024	12,994
Newport Corp.*	3,209	50,157
OSI Systems, Inc.*	1,719	128,014
Park Electrochemical Corp.	1,804	51,685
PC Connection, Inc.	756	11,408
Plexus Corp.*	2,941	109,405
Radisys Corp.*	1,596	5,123
RealD, Inc.*	3,490	24,430
Richardson Electronics Ltd.	1,342	15,259
Rofin-Sinar Technologies, Inc.*	2,473	59,871
Rogers Corp.*	1,481	88,090
Sanmina Corp.*	6,955	121,643
Scansource, Inc.*	2,349	81,275
Speed Commerce, Inc.*	3,454	11,329
SYNNEX Corp.*	2,367	145,452
TTM Technologies, Inc.*	4,786	46,663
Uni-Pixel, Inc.*	872	15,461
Universal Display Corp.*	3,577	114,571
Viasystems Group, Inc.*	399	5,766
Vishay Precision Group, Inc.*	1,011	14,710
Zygo Corp.*	1,307	20,886
		3,606,748

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,777	35,101
Bolt Technology Corp.	772	13,935
Bristow Group, Inc.	3,117	226,793
C&J Energy Services, Inc.*	4,013	80,581
Cal Dive International, Inc.*	8,254	16,921
CARBO Ceramics, Inc.	1,707	169,181
Dawson Geophysical Co.*	671	21,787
Era Group, Inc.*	1,735	47,157
Exterran Holdings, Inc.*	4,965	136,885
Forum Energy Technologies, Inc.*	3,392	91,618
Geospace Technologies Corp.*	1,148	96,776
Global Geophysical Services, Inc.*	1,489	4,035
Gulf Island Fabrication, Inc.	1,328	32,549
Gulfmark Offshore, Inc.	2,302	117,149
Helix Energy Solutions Group, Inc.*	9,296	235,840
Hercules Offshore, Inc.*	14,267	105,148
Hornbeck Offshore Services, Inc.*	3,086	177,260
ION Geophysical Corp.*	11,881	61,781
Key Energy Services, Inc.*	13,597	99,122
Matrix Service Co.*	2,442	47,912
Mitcham Industries, Inc.*	1,145	17,507
Natural Gas Services Group, Inc.*	1,066	28,590
Newpark Resources, Inc.*	7,785	98,558
Nuverra Environmental Solutions, Inc.*	12,046	27,585
Parker Drilling Co.*	10,148	57,844
PHI, Inc.*	1,085	40,915
Pioneer Energy Services Corp.*	5,200	39,052
RigNet, Inc.*	1,109	40,168
SEACOR Holdings, Inc.	1,734	156,823
Tesco Corp.*	2,637	43,695
Tetra Technologies, Inc.*	6,615	82,886
TGC Industries, Inc.	1,377	10,865
Vantage Drilling Co.*	15,538	26,881
Willbros Group, Inc.*	3,210	29,468
		2,518,368

Food & Staples Retailing - 1.3%
Andersons, Inc.	1,610	112,539
Arden Group, Inc.	92	11,960
Casey's General Stores, Inc.	3,305	242,917
Fairway Group Holdings Corp.*	1,354	34,608
Harris Teeter Supermarkets, Inc.	4,266	209,845
Ingles Markets, Inc.	1,087	31,229
Nash Finch Co.	1,093	28,866
Natural Grocers by Vitamin Cottage, Inc.*	764	30,331
Pantry, Inc.*	1,987	22,016
Pricesmart, Inc.	1,637	155,908
Rite Aid Corp.*	62,967	299,723
Roundy's, Inc.	2,172	18,679
Spartan Stores, Inc.	1,970	43,458
SUPERVALU, Inc.*	17,506	144,074
Susser Holdings Corp.*	1,556	82,701
The Chefs' Warehouse, Inc.*	1,207	27,882
United Natural Foods, Inc.*	4,253	285,887
Village Super Market, Inc.	640	24,333
Weis Markets, Inc.	958	46,885
		1,853,841

Food Products - 1.6%
Alico, Inc.	267	10,992
Annie's, Inc.*	1,181	57,987
B&G Foods, Inc.	4,678	161,625
Boulder Brands, Inc.*	5,245	84,130
Calavo Growers, Inc.	1,019	30,815
Cal-Maine Foods, Inc.	1,233	59,307
Chiquita Brands International, Inc.*	3,926	49,703
Darling International, Inc.*	10,193	215,684
Diamond Foods, Inc.*	1,809	42,656
Dole Food Co., Inc.*	4,428	60,309
Farmer Bros Co.*	538	8,102
Fresh Del Monte Produce, Inc.	3,265	96,905
Griffin Land & Nurseries, Inc.	267	8,571
Hain Celestial Group, Inc.*	3,312	255,421
Inventure Foods, Inc.*	1,177	12,359
J&J Snack Foods Corp.	1,333	107,600
John B Sanfilippo & Son, Inc.	716	16,604
Lancaster Colony Corp.	1,596	124,951
Lifeway Foods, Inc.	385	5,201
Limoneira Co.	753	19,337
Omega Protein Corp.*	1,591	16,181
Pilgrim's Pride Corp.*	5,197	87,258
Post Holdings, Inc.*	2,817	113,722
Sanderson Farms, Inc.	1,985	129,501
Seaboard Corp.	26	71,448
Seneca Foods Corp.*	794	23,892
Snyders-Lance, Inc.	4,100	118,285
Tootsie Roll Industries, Inc.	1,688	52,024
TreeHouse Foods, Inc.*	3,125	208,844
		2,249,414

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	827	43,409
Delta Natural Gas Co., Inc.	612	13,519
Laclede Group, Inc.	2,777	124,965
New Jersey Resources Corp.	3,603	158,712
Northwest Natural Gas Co.	2,413	101,298
Piedmont Natural Gas Co., Inc.	6,512	214,115
South Jersey Industries, Inc.	2,831	165,840
Southwest Gas Corp.	3,995	199,750
WGL Holdings, Inc.	4,459	190,444
		1,212,052

Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	1,932	81,337
Abiomed, Inc.*	3,340	63,694
Accuray, Inc.*	6,420	47,444
Align Technology, Inc.*	6,307	303,493
Alphatec Holdings, Inc.*	4,714	9,287
Analogic Corp.	1,056	87,268
Angiodynamics, Inc.*	2,155	28,446
Anika Therapeutics, Inc.*	1,061	25,422
Antares Pharma, Inc.*	9,495	38,550
ArthroCare Corp.*	2,356	83,826
AtriCure, Inc.*	1,805	19,819
Atrion Corp.	136	35,194
Biolase, Inc.*	2,750	5,252
Cantel Medical Corp.	2,686	85,549
Cardiovascular Systems, Inc.*	1,804	36,170
Cerus Corp.*	6,176	41,441
Conmed Corp.	2,391	81,270
CryoLife, Inc.	2,974	20,818
Cutera, Inc.*	1,265	11,259
Cyberonics, Inc.*	2,431	123,349
Cynosure, Inc.*	1,668	38,047
Derma Sciences, Inc.*	1,182	14,633
DexCom, Inc.*	6,097	172,118
Endologix, Inc.*	5,415	87,344
Exactech, Inc.*	863	17,389
GenMark Diagnostics, Inc.*	3,096	37,616
Globus Medical, Inc.*	4,711	82,254
Greatbatch, Inc.*	2,031	69,115
Haemonetics Corp.*	4,405	175,671
HeartWare International, Inc.*	1,443	105,642
ICU Medical, Inc.*	1,127	76,557
Insulet Corp.*	4,642	168,226
Integra LifeSciences Holdings Corp.*	1,666	67,057
Invacare Corp.	2,865	49,479
MAKO Surgical Corp.*	3,627	107,033
Masimo Corp.	4,317	115,005
Medical Action Industries, Inc.*	1,255	8,333
Meridian Bioscience, Inc.	3,556	84,099
Merit Medical Systems, Inc.*	3,534	42,867
Natus Medical, Inc.*	2,492	35,337
Navidea Biopharmaceuticals, Inc.*	10,313	27,329
Neogen Corp.*	2,121	128,787
NuVasive, Inc.*	3,888	95,217
NxStage Medical, Inc.*	5,151	67,787
OraSure Technologies, Inc.*	4,811	28,914
Orthofix International NV*	1,686	35,170
PhotoMedex, Inc.*	1,180	18,762
Quidel Corp.*	2,538	72,079
Rochester Medical Corp.*	955	19,062
Rockwell Medical, Inc.*	3,471	39,604
RTI Surgical, Inc.*	5,680	21,243
Solta Medical, Inc.*	5,509	11,459
Spectranetics Corp.*	3,602	60,442
Staar Surgical Co.*	3,235	43,802
STERIS Corp.	5,083	218,366
SurModics, Inc.*	1,145	27,228
Symmetry Medical, Inc.*	3,142	25,639
TearLab Corp.*	2,205	24,387
Thoratec Corp.*	4,944	184,362
Tornier NV*	2,243	43,357
Unilife Corp.*	6,679	22,174
Utah Medical Products, Inc.	296	17,594
Vascular Solutions, Inc.*	1,424	23,923
Volcano Corp.*	4,799	114,792
West Pharmaceutical Services, Inc.	5,964	245,419
Wright Medical Group, Inc.*	3,483	90,837
Zeltiq Aesthetics, Inc.*	1,524	13,823
		4,504,268

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	3,054	120,419
Accretive Health, Inc.*	5,072	46,257
Addus HomeCare Corp.*	471	13,645
Air Methods Corp.	3,465	147,609
Alliance HealthCare Services, Inc.*	430	11,907
Almost Family, Inc.	759	14,747
Amedisys, Inc.*	2,499	43,033
AMN Healthcare Services, Inc.*	3,946	54,297
AmSurg Corp.*	2,705	107,389
Bio-Reference Laboratories, Inc.*	2,096	62,628
BioScrip, Inc.*	5,028	44,146
Capital Senior Living Corp.*	2,506	53,002
Centene Corp.*	4,634	296,391
Chemed Corp.	1,627	116,331
Chindex International, Inc.*	1,272	21,688
Corvel Corp.*	1,018	37,635
Cross Country Healthcare, Inc.*	2,877	17,435
Emeritus Corp.*	3,476	64,410
Ensign Group, Inc.	1,566	64,378
ExamWorks Group, Inc.*	2,633	68,432
Five Star Quality Care, Inc.*	3,773	19,506
Gentiva Health Services, Inc.*	2,612	31,448
Hanger, Inc.*	3,072	103,711
Healthsouth Corp.	7,522	259,359
Healthways, Inc.*	2,984	55,234
IPC The Hospitalist Co., Inc.*	1,420	72,434
Kindred Healthcare, Inc.	4,477	60,126
Landauer, Inc.	822	42,128
LHC Group, Inc.*	1,040	24,398
Magellan Health Services, Inc.*	2,407	144,324
Molina Healthcare, Inc.*	2,444	87,006
MWI Veterinary Supply, Inc.*	1,104	164,893
National Healthcare Corp.	949	44,859
National Research Corp.*	681	12,823
Owens & Minor, Inc.	5,461	188,896
PharMerica Corp.*	2,681	35,577
Providence Service Corp.*	915	26,251
Select Medical Holdings Corp.	4,196	33,862
Skilled Healthcare Group, Inc.*	1,394	6,078
Team Health Holdings, Inc.*	5,923	224,719
Triple-S Management Corp., Class B*	2,042	37,552
U.S. Physical Therapy, Inc.	1,051	32,665
Universal American Corp.	3,383	25,778
USMD Holdings, Inc.*	93	2,465
Vanguard Health Systems, Inc.*	2,924	61,433
WellCare Health Plans, Inc.*	3,748	261,386
		3,464,690

Health Care Technology - 0.8%
athenahealth, Inc.*	3,168	343,918
Computer Programs & Systems, Inc.	938	54,873
Greenway Medical Technologies*	1,246	25,730
HealthStream, Inc.*	1,758	66,593
HMS Holdings Corp.*	7,740	166,487
MedAssets, Inc.*	5,251	133,480
Medidata Solutions, Inc.*	2,293	226,847
Merge Healthcare, Inc.*	4,792	12,507
Omnicell, Inc.*	2,844	67,346
Quality Systems, Inc.	3,561	77,381
Vocera Communications, Inc.*	1,818	33,815
		1,208,977

Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc.*	2,162	94,241
Biglari Holdings, Inc.*	125	51,584
BJ's Restaurants, Inc.*	2,209	63,442
Bloomin' Brands, Inc.*	4,770	112,620
Bob Evans Farms, Inc.	2,404	137,677
Boyd Gaming Corp.*	5,992	84,787
Bravo Brio Restaurant Group, Inc.*	1,583	23,903
Buffalo Wild Wings, Inc.*	1,618	179,954
Caesars Entertainment Corp.*	3,317	65,378
Carrols Restaurant Group, Inc.*	2,041	12,450
CEC Entertainment, Inc.	1,631	74,798
Churchill Downs, Inc.	1,172	101,401
Chuy's Holdings, Inc.*	1,400	50,246
Cracker Barrel Old Country Store, Inc.	1,732	178,812
Del Frisco's Restaurant Group, Inc.*	922	18,597
Denny's Corp.*	7,914	48,434
DineEquity, Inc.	1,377	95,013
Diversified Restaurant Holdings, Inc.*	925	6,068
Einstein Noah Restaurant Group, Inc.	351	6,079
Fiesta Restaurant Group, Inc.*	1,709	64,361
Ignite Restaurant Group, Inc.*	597	9,265
International Speedway Corp.	2,420	78,166
Interval Leisure Group, Inc.	3,495	82,587
Isle of Capri Casinos, Inc.*	1,930	14,591
Jack in the Box, Inc.*	3,836	153,440
Jamba, Inc.*	1,460	19,535
Krispy Kreme Doughnuts, Inc.*	5,647	109,213
Life Time Fitness, Inc.*	3,712	191,057
Luby's, Inc.*	1,545	11,093
Marcus Corp.	1,890	27,462
Marriott Vacations Worldwide Corp.*	2,514	110,616
Monarch Casino & Resort, Inc.*	917	17,405
Morgans Hotel Group Co.*	2,245	17,264
Multimedia Games Holding Co., Inc.*	2,465	85,166
Nathan's Famous, Inc.*	240	12,667
Orient-Express Hotels Ltd.*	8,261	107,228
Papa John's International, Inc.	1,381	96,504
Pinnacle Entertainment, Inc.*	5,035	126,127
Red Robin Gourmet Burgers, Inc.*	1,221	86,813
Ruby Tuesday, Inc.*	5,637	42,277
Ruth's Hospitality Group, Inc.	3,111	36,896
Scientific Games Corp.*	4,117	66,572
SHFL Entertainment, Inc.*	4,687	107,801
Sonic Corp.*	4,843	85,963
Speedway Motorsports, Inc.	1,049	18,777
Texas Roadhouse, Inc.	5,551	145,880
The Cheesecake Factory, Inc.	4,598	202,082
Town Sports International Holdings, Inc.	2,088	27,102
Vail Resorts, Inc.	3,157	219,033
WMS Industries, Inc.*	4,723	122,562
		3,900,989

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	1,014	16,417
Beazer Homes USA, Inc.*	2,186	39,348
Blyth, Inc.	938	12,973
Cavco Industries, Inc.*	679	38,669
CSS Industries, Inc.	772	18,536
Ethan Allen Interiors, Inc.	2,160	60,199
EveryWare Global, Inc.*	843	9,610
Flexsteel Industries, Inc.	405	10,113
Helen of Troy Ltd.*	2,854	126,147
Hooker Furniture Corp.	972	14,531
Hovnanian Enterprises, Inc.*	9,758	51,034
iRobot Corp.*	2,473	93,158
KB Home	7,345	132,357
La-Z-Boy, Inc.	4,509	102,399
Libbey, Inc.*	1,811	43,066
Lifetime Brands, Inc.	858	13,119
M/I Homes, Inc.*	2,148	44,292
MDC Holdings, Inc.	3,443	103,324
Meritage Homes Corp.*	3,117	133,875
NACCO Industries, Inc.	427	23,664
Skullcandy, Inc.*	1,457	9,004
Standard Pacific Corp.*	12,781	101,098
The Ryland Group, Inc.	3,977	161,228
TRI Pointe Homes, Inc.*	1,390	20,405
Universal Electronics, Inc.*	1,267	45,650
William Lyon Homes*	1,186	24,100
Zagg, Inc.*	2,293	10,318
		1,458,634

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	23,578
Harbinger Group, Inc.*	2,847	29,523
Oil-Dri Corp. of America	406	13,699
Orchids Paper Products Co.	518	14,333
Spectrum Brands Holdings, Inc.	1,854	122,067
WD-40 Co.	1,334	86,577
		289,777

Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp.	10,236	44,117
Dynegy, Inc.*	8,623	166,596
Genie Energy Ltd.*	1,313	12,868
Ormat Technologies, Inc.	1,475	39,486
		263,067

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,264	106,765

Insurance - 2.2%
Ambac Financial Group, Inc.*	3,881	70,401
American Equity Investment Life Holding Co.	5,597	118,768
American Safety Insurance Holdings Ltd.*	750	22,650
Amerisafe, Inc.	1,651	58,627
Amtrust Financial Services, Inc.	2,657	103,782
Argo Group International Holdings Ltd.	2,344	100,511
Baldwin & Lyons, Inc., Class B	853	20,796
Citizens, Inc.*	3,380	29,203
CNO Financial Group, Inc.	19,159	275,890
Crawford & Co., Class B	2,478	24,037
Donegal Group, Inc.	916	12,815
Eastern Insurance Holdings, Inc.	597	14,573
eHealth, Inc.*	1,593	51,390
EMC Insurance Group, Inc.	497	14,999
Employers Holdings, Inc.	2,669	79,376
Enstar Group Ltd.*	821	112,149
FBL Financial Group, Inc.	766	34,393
First American Financial Corp.	9,329	227,161
Fortegra Financial Corp.*	652	5,549
Global Indemnity plc*	810	20,623
Greenlight Capital Re Ltd.*	2,477	70,446
Hallmark Financial Services, Inc.*	1,205	10,688
HCI Group, Inc.	801	32,713
Health Insurance Innovations, Inc.*	391	4,672
Hilltop Holdings, Inc.*	5,351	98,994
Horace Mann Educators Corp.	3,435	97,485
Independence Holding Co.	665	9,496
Infinity Property & Casualty Corp.	994	64,212
Investors Title Co.	111	8,336
Kansas City Life Insurance Co.	365	16,140
Maiden Holdings Ltd.	4,341	51,267
Meadowbrook Insurance Group, Inc.	4,743	30,830
Montpelier Re Holdings Ltd.	3,990	103,940
National Interstate Corp.	681	18,939
National Western Life Insurance Co.	193	38,942
OneBeacon Insurance Group Ltd.	1,823	26,907
Platinum Underwriters Holdings Ltd.	2,539	151,654
Primerica, Inc.	4,914	198,231
RLI Corp.	1,835	160,416
Safety Insurance Group, Inc.	1,103	58,426
Selective Insurance Group, Inc.	4,935	120,909
State Auto Financial Corp.	1,338	28,018
Stewart Information Services Corp.	1,793	57,358
Symetra Financial Corp.	6,970	124,205
The Navigators Group, Inc.*	925	53,437
The Phoenix Co.'s, Inc.*	538	20,804
Tower Group International Ltd.	4,953	34,671
United Fire Group, Inc.	1,786	54,419
Universal Insurance Holdings, Inc.	2,530	17,836
		3,162,084

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	10,259
Blue Nile, Inc.*	1,104	45,187
HSN, Inc.	2,917	156,410
NutriSystem, Inc.	2,351	33,807
Orbitz Worldwide, Inc.*	2,514	24,210
Overstock.com, Inc.*	951	28,216
PetMed Express, Inc.	1,778	28,964
Shutterfly, Inc.*	3,275	183,007
Valuevision Media, Inc.*	3,387	14,733
Vitacost.com, Inc.*	1,988	16,898
		541,691

Internet Software & Services - 2.9%
Active Network, Inc.*	4,655	66,613
Angie's List, Inc.*	3,643	81,969
Bankrate, Inc.*	4,159	85,551
Bazaarvoice, Inc.*	4,145	37,637
Blucora, Inc.*	3,325	76,408
Brightcove, Inc.*	2,425	27,281
Carbonite, Inc.*	1,044	15,660
ChannelAdvisor Corp.*	517	18,938
comScore, Inc.*	3,182	92,183
Constant Contact, Inc.*	2,738	64,863
Cornerstone OnDemand, Inc.*	3,481	179,063
CoStar Group, Inc.*	2,461	413,202
Dealertrack Technologies, Inc.*	3,821	163,692
Demand Media, Inc.*	2,697	17,045
Demandware, Inc.*	1,387	64,260
Dice Holdings, Inc.*	3,501	29,794
Digital River, Inc.*	3,259	58,238
E2open, Inc.*	1,273	28,515
Earthlink, Inc.	9,440	46,728
eGain Corp.*	1,127	17,006
Envestnet, Inc.*	1,838	56,978
Global Eagle Entertainment, Inc.*	1,851	17,288
Internap Network Services Corp.*	4,533	31,504
IntraLinks Holdings, Inc.*	3,311	29,137
j2 Global, Inc.	3,961	196,149
Limelight Networks, Inc.*	4,616	8,909
Liquidity Services, Inc.*	2,122	71,214
LivePerson, Inc.*	4,955	46,775
LogMeIn, Inc.*	1,987	61,696
Marchex, Inc., Class B	1,359	9,894
Marin Software, Inc.*	791	9,927
Marketo, Inc.*	601	19,160
Millennial Media, Inc.*	3,043	21,514
Monster Worldwide, Inc.*	10,917	48,253
Move, Inc.*	3,426	58,071
Net Element International, Inc.*	193	888
NIC, Inc.	5,804	134,130
OpenTable, Inc.*	1,965	137,511
Perficient, Inc.*	2,876	52,803
QuinStreet, Inc.*	2,943	27,811
RealNetworks, Inc.*	1,733	14,834
Reis, Inc.*	719	11,626
Responsys, Inc.*	3,217	53,080
SciQuest, Inc.*	1,964	44,111
Shutterstock, Inc.*	639	46,468
Spark Networks, Inc.*	1,033	8,595
SPS Commerce, Inc.*	1,295	86,661
Stamps.com, Inc.*	1,126	51,717
support.com, Inc.*	4,845	26,405
TechTarget, Inc.*	1,109	5,534
Travelzoo, Inc.*	642	17,039
Trulia, Inc.*	2,376	111,743
United Online, Inc.	7,634	60,919
Unwired Planet, Inc.*	8,707	15,063
ValueClick, Inc.*	6,675	139,174
VistaPrint NV*	2,815	159,104
Vocus, Inc.*	1,857	17,289
Web.com Group, Inc.*	3,615	116,909
WebMD Health Corp.*	3,027	86,572
XO Group, Inc.*	2,474	31,964
Xoom Corp.*	642	20,422
Yelp, Inc.*	2,567	169,884
Zillow, Inc.*	2,014	169,921
Zix Corp.*	5,001	24,455
		4,113,747

IT Services - 2.0%
Acxiom Corp.*	6,374	180,958
Blackhawk Network Holdings, Inc.*	992	23,838
CACI International, Inc.*	2,028	140,155
Cardtronics, Inc.*	3,972	147,361
Cass Information Systems, Inc.	943	50,328
Ciber, Inc.*	6,559	21,645
Computer Task Group, Inc.	1,181	19,085
Convergys Corp.	9,060	169,875
CSG Systems International, Inc.	2,979	74,624
EPAM Systems, Inc.*	1,885	65,032
Euronet Worldwide, Inc.*	4,298	171,060
EVERTEC, Inc.	2,544	56,502
ExlService Holdings, Inc.*	2,814	80,143
Forrester Research, Inc.	1,083	39,811
Global Cash Access Holdings, Inc.*	5,479	42,791
Heartland Payment Systems, Inc.	3,133	124,443
Higher One Holdings, Inc.*	2,895	22,205
iGate Corp.*	2,894	80,337
Lionbridge Technologies, Inc.*	6,186	22,826
Mantech International Corp.	1,948	56,024
MAXIMUS, Inc.	5,890	265,286
ModusLink Global Solutions, Inc.*	2,151	5,894
MoneyGram International, Inc.*	1,932	37,829
Planet Payment, Inc.*	3,665	9,309
PRGX Global, Inc.*	2,488	15,575
Sapient Corp.*	9,516	148,164
ServiceSource International, Inc.*	5,266	63,613
SYKES Enterprises, Inc.*	3,603	64,530
Syntel, Inc.	1,390	111,339
TeleTech Holdings, Inc.*	1,717	43,080
The Hackett Group, Inc.	1,931	13,768
Unisys Corp.*	3,725	93,833
Virtusa Corp.*	1,651	47,978
WEX, Inc.*	3,346	293,611
		2,802,852

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	1,125	64,181
Black Diamond, Inc.*	1,890	22,982
Brunswick Corp.	7,800	311,298
Callaway Golf Co.	5,633	40,107
Jakks Pacific, Inc.	1,960	8,800
Johnson Outdoors, Inc.*	405	10,862
Leapfrog Enterprises, Inc.*	5,496	51,772
Marine Products Corp.	813	7,382
Nautilus, Inc.*	2,675	19,315
Smith & Wesson Holding Corp.*	5,544	60,929
Sturm Ruger & Co., Inc.	1,672	104,717
		702,345

Life Sciences - Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	896	12,015
Affymetrix, Inc.*	6,207	38,483
Albany Molecular Research, Inc.*	2,006	25,857
Cambrex Corp.*	2,637	34,808
Fluidigm Corp.*	2,157	47,325
Furiex Pharmaceuticals, Inc.*	656	28,857
Harvard Bioscience, Inc.*	1,892	9,952
Luminex Corp.*	3,221	64,420
NeoGenomics, Inc.*	2,836	8,508
Pacific Biosciences of California, Inc.*	4,118	22,773
PAREXEL International Corp.*	4,902	246,228
Sequenom, Inc.*	10,313	27,536
		566,762

Machinery - 3.2%
Accuride Corp.*	4,261	21,902
Actuant Corp.	6,311	245,119
Alamo Group, Inc.	670	32,770
Albany International Corp.	2,370	85,012
Altra Holdings, Inc.	2,349	63,212
American Railcar Industries, Inc.	842	33,032
Ampco-Pittsburgh Corp.	791	14,175
Astec Industries, Inc.	1,736	62,427
Barnes Group, Inc.	4,635	161,854
Blount International, Inc.*	4,185	50,680
Briggs & Stratton Corp.	4,154	83,578
Chart Industries, Inc.*	2,615	321,750
CIRCOR International, Inc.	1,493	92,835
CLARCOR, Inc.	4,285	237,946
Columbus McKinnon Corp.*	1,673	40,202
Commercial Vehicle Group, Inc.*	2,272	18,085
Douglas Dynamics, Inc.	1,993	29,357
Dynamic Materials Corp.	1,203	27,886
Energy Recovery, Inc.*	4,261	30,892
EnPro Industries, Inc.*	1,799	108,318
ESCO Technologies, Inc.	2,314	76,894
Federal Signal Corp.*	5,446	70,090
Flow International Corp.*	4,867	19,419
FreightCar America, Inc.	1,042	21,549
Gerber Scientific, Inc. (b)*	2,334	—
Global Brass & Copper Holdings, Inc.*	694	12,173
Gorman-Rupp Co.	1,275	51,153
Graham Corp.	863	31,180
Greenbrier Co.'s, Inc.*	2,057	50,870
Hardinge, Inc.	1,051	16,238
Hurco Co.'s, Inc.	529	13,680
Hyster-Yale Materials Handling, Inc.	908	81,420
John Bean Technologies Corp.	2,463	61,279
Kadant, Inc.	966	32,448
Kaydon Corp.	2,885	102,475
LB Foster Co.	815	37,278
Lindsay Corp.	1,094	89,292
Lydall, Inc.*	1,583	27,180
Manitex International, Inc.*	1,060	11,586
Meritor, Inc.*	8,688	68,288
Miller Industries, Inc.	1,050	17,829
Mueller Industries, Inc.	2,425	135,000
Mueller Water Products, Inc.	13,480	107,705
NN, Inc.	1,381	21,488
Omega Flex, Inc.	248	4,685
PMFG, Inc.*	1,648	12,195
Proto Labs, Inc.*	1,472	112,446
RBC Bearings, Inc.*	1,997	131,582
Rexnord Corp.*	2,593	53,934
Standex International Corp.	1,092	64,865
Sun Hydraulics Corp.	1,860	67,425
Tecumseh Products Co.*	1,594	14,266
Tennant Co.	1,652	102,424
The ExOne Co.*	538	22,919
The Middleby Corp.*	1,621	338,643
Titan International, Inc.	4,726	69,189
Trimas Corp.*	3,423	127,678
Twin Disc, Inc.	694	18,134
Wabash National Corp.*	5,981	69,738
Watts Water Technologies, Inc.	2,460	138,670
Woodward, Inc.	5,929	242,081
Xerium Technologies, Inc.*	941	10,906
		4,519,326

Marine - 0.1%
International Shipholding Corp.	583	15,997
Matson, Inc.	3,681	96,553
Ultrapetrol Bahamas Ltd.*	1,843	6,893
		119,443

Media - 1.3%
AH Belo Corp.	1,629	12,788
Beasley Broadcasting Group, Inc.	396	3,441
Belo Corp.	8,949	122,601
Carmike Cinemas, Inc.*	1,988	43,895
Central European Media Enterprises Ltd.*	6,603	34,798
Crown Media Holdings, Inc.*	3,539	10,900
Cumulus Media, Inc.*	6,493	34,413
Daily Journal Corp.*	88	12,935
Dex Media, Inc.*	1,477	12,008
Digital Generation, Inc.*	2,184	28,239
Entercom Communications Corp.*	2,183	19,167
Entravision Communications Corp.	4,508	26,597
EW Scripps Co.*	2,937	53,894
Global Sources Ltd.*	1,547	11,479
Gray Television, Inc.*	4,337	34,045
Harte-Hanks, Inc.	4,010	35,408
Hemisphere Media Group, Inc.*	742	8,719
Journal Communications, Inc.*	3,822	32,678
Live Nation Entertainment, Inc.*	12,136	225,123
Loral Space & Communications, Inc.	1,123	76,061
Martha Stewart Living Omnimedia, Inc.*	2,756	6,339
McClatchy Co.*	5,532	16,596
MDC Partners, Inc.	2,060	57,639
Media General, Inc.*	1,690	24,099
Meredith Corp.	3,080	146,670
National CineMedia, Inc.	5,048	95,205
New York Times Co.*	11,125	139,841
Nexstar Broadcasting Group, Inc.	2,532	112,687
ReachLocal, Inc.*	820	9,766
Reading International, Inc.*	1,506	9,894
Rentrak Corp.*	971	31,674
Saga Communications, Inc.	394	17,486
Salem Communications Corp.	911	7,543
Scholastic Corp.	2,251	64,491
Sinclair Broadcast Group, Inc.	5,900	197,768
Valassis Communications, Inc.	3,348	96,690
World Wrestling Entertainment, Inc.	2,503	25,456
		1,899,033

Metals & Mining - 1.2%
AK Steel Holding Corp.*	12,084	45,315
Allied Nevada Gold Corp.*	8,959	37,449
AM Castle & Co.*	1,549	24,939
AMCOL International Corp.	2,271	74,216
Century Aluminum Co.*	4,238	34,116
Coeur Mining, Inc.*	9,023	108,727
Commercial Metals Co.	10,079	170,839
General Moly, Inc.*	6,675	11,014
Globe Specialty Metals, Inc.	5,366	82,690
Gold Resource Corp.	2,687	17,815
Handy & Harman Ltd.*	480	11,458
Haynes International, Inc.	1,062	48,140
Hecla Mining Co.	28,701	90,121
Horsehead Holding Corp.*	3,786	47,174
Kaiser Aluminum Corp.	1,630	116,137
Materion Corp.	1,774	56,874
Midway Gold Corp.*	10,276	9,814
Molycorp, Inc.*	10,694	70,153
Noranda Aluminum Holding Corp.	3,000	7,380
Olympic Steel, Inc.	846	23,502
Paramount Gold and Silver Corp.*	11,758	15,168
RTI International Metals, Inc.*	2,632	84,329
Schnitzer Steel Industries, Inc.	2,273	62,598
Stillwater Mining Co.*	10,423	114,757
SunCoke Energy, Inc.*	5,999	101,983
Universal Stainless & Alloy Products, Inc.*	703	22,869
US Silica Holdings, Inc.	1,849	46,040
Walter Energy, Inc.	5,396	75,706
Worthington Industries, Inc.	4,540	156,312
		1,767,635

Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	1,090	11,499
Fred's, Inc.	3,167	49,563
Gordmans Stores, Inc.	571	6,424
Saks, Inc.*	9,003	143,508
Tuesday Morning Corp.*	3,766	57,507
		268,501

Multi-Utilities - 0.3%
Avista Corp.	5,283	139,471
Black Hills Corp.	3,833	191,113
NorthWestern Corp.	3,277	147,203
		477,787

Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp.*	7,685	19,751
Adams Resources & Energy, Inc.	189	10,491
Alon USA Energy, Inc.	2,007	20,492
Alpha Natural Resources, Inc.*	19,041	113,484
Amyris, Inc.*	2,650	6,123
Apco Oil and Gas International, Inc.*	813	11,593
Approach Resources, Inc.*	2,944	77,368
Arch Coal, Inc.	19,111	78,546
Berry Petroleum Co.	4,542	195,897
Bill Barrett Corp.*	4,332	108,777
Bonanza Creek Energy, Inc.*	2,538	122,484
BPZ Resources, Inc.*	8,517	16,608
Callon Petroleum Co.*	3,669	20,069
Carrizo Oil & Gas, Inc.*	3,564	132,973
Clayton Williams Energy, Inc.*	515	27,022
Clean Energy Fuels Corp.*	5,949	76,028
Cloud Peak Energy, Inc.*	5,496	80,626
Comstock Resources, Inc.	4,332	68,922
Contango Oil & Gas Co.	1,149	42,226
Crimson Exploration, Inc.*	1,794	5,400
Crosstex Energy, Inc.	4,105	85,754
Delek US Holdings, Inc.	3,202	67,530
Diamondback Energy, Inc.*	1,685	71,848
Emerald Oil, Inc.*	3,152	22,663
Endeavour International Corp.*	4,135	22,122
Energy XXI Bermuda Ltd.	6,845	206,719
EPL Oil & Gas, Inc.*	2,531	93,925
Equal Energy Ltd.	3,070	14,460
Evolution Petroleum Corp.*	1,370	15,426
EXCO Resources, Inc.	11,704	78,885
Forest Oil Corp.*	10,604	64,684
Frontline Ltd.*	4,236	11,225
FX Energy, Inc.*	4,491	15,449
GasLog Ltd.	2,117	31,607
Gastar Exploration Ltd.*	4,045	15,978
Goodrich Petroleum Corp.*	2,138	51,932
Green Plains Renewable Energy, Inc.	2,245	36,032
Halcon Resources Corp.*	19,991	88,560
Hallador Energy Co.	353	2,577
Isramco, Inc.*	85	10,536
KiOR, Inc.*	3,784	10,671
Knightsbridge Tankers Ltd.	1,807	18,377
Kodiak Oil & Gas Corp.*	22,890	276,053
L&L Energy, Inc.*	2,592	3,292
Magnum Hunter Resources Corp.:
Common*	14,824	91,464
Warrants (strike price $10.50/share, expires 10/14/2013)*	871	6
Matador Resources Co.*	4,271	69,745
Midstates Petroleum Co., Inc.*	2,163	11,096
Miller Energy Resources, Inc.*	2,624	19,050
Nordic American Tankers Ltd.	5,541	45,658
Northern Oil And Gas, Inc.*	5,718	82,511
Panhandle Oil and Gas, Inc.	744	21,040
PDC Energy, Inc.*	3,060	182,192
Penn Virginia Corp.*	3,974	26,427
Petroquest Energy, Inc.*	4,829	19,364
Quicksilver Resources, Inc.*	10,574	20,831
Renewable Energy Group, Inc.*	1,824	27,634
Rentech, Inc.	20,009	39,618
Resolute Energy Corp.*	5,313	44,417
REX American Resources Corp.*	472	14,509
Rex Energy Corp.*	3,823	85,253
Rosetta Resources, Inc.*	5,323	289,891
Sanchez Energy Corp.*	2,452	64,757
Scorpio Tankers, Inc.	15,938	155,555
SemGroup Corp.	3,626	206,755
Ship Finance International Ltd.	4,841	73,922
Solazyme, Inc.*	4,124	44,416
Stone Energy Corp.*	4,454	144,443
Swift Energy Co.*	3,858	44,058
Synergy Resources Corp.*	4,393	42,832
Targa Resources Corp.	2,837	206,988
Teekay Tankers Ltd.	5,671	14,858
Triangle Petroleum Corp.*	5,065	49,738
Uranium Energy Corp.*	5,621	12,647
Ur-Energy, Inc.*	10,466	12,141
Vaalco Energy, Inc.*	5,208	29,061
W&T Offshore, Inc.	3,057	54,170
Warren Resources, Inc.*	6,571	19,253
Western Refining, Inc.	4,805	144,342
Westmoreland Coal Co.*	813	10,715
ZaZa Energy Corp.*	2,235	2,570
		4,975,112

Paper & Forest Products - 0.7%
Boise Cascade Co.*	1,195	32,205
Clearwater Paper Corp.*	1,915	91,479
Deltic Timber Corp.	942	61,362
KapStone Paper and Packaging Corp.	3,521	150,699
Louisiana-Pacific Corp.*	12,018	211,397
Neenah Paper, Inc.	1,287	50,592
PH Glatfelter Co.	3,701	100,186
Resolute Forest Products, Inc.*	6,020	79,584
Schweitzer-Mauduit International, Inc.	2,724	164,884
Wausau Paper Corp.	4,288	55,701
		998,089

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,269	83,772
Female Health Co.	1,851	18,270
Inter Parfums, Inc.	1,484	44,505
Lifevantage Corp.*	9,790	23,300
Medifast, Inc.*	1,179	31,703
Nature's Sunshine Products, Inc.	1,018	19,413
Nutraceutical International Corp.	861	20,440
Prestige Brands Holdings, Inc.*	4,469	134,606
Revlon, Inc.*	936	25,993
Star Scientific, Inc.*	13,119	25,057
Synutra International, Inc.*	1,867	9,895
USANA Health Sciences, Inc.*	481	41,746
		478,700

Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc.*	1,801	19,397
Akorn, Inc.*	5,120	100,762
Alimera Sciences, Inc.*	1,462	5,497
Ampio Pharmaceuticals, Inc.*	2,384	17,880
Auxilium Pharmaceuticals, Inc.*	4,356	79,410
AVANIR Pharmaceuticals, Inc.*	12,837	54,429
BioDelivery Sciences International, Inc.*	1,915	10,398
Cadence Pharmaceuticals, Inc.*	5,345	33,727
Cempra, Inc.*	1,279	14,708
Corcept Therapeutics, Inc.*	3,942	6,268
Cornerstone Therapeutics, Inc.*	514	4,837
Depomed, Inc.*	4,576	34,228
Endocyte, Inc.*	2,665	35,524
Forest Laboratories, Inc. (b)*	1,024	—
Hi-Tech Pharmacal Co., Inc.	922	39,784
Horizon Pharma, Inc.*	4,443	15,017
Impax Laboratories, Inc.*	6,033	123,737
Lannett Co., Inc.*	1,413	30,832
Medicines Co.*	5,457	182,919
Nektar Therapeutics*	9,930	103,768
Omeros Corp.*	2,022	19,714
Omthera Pharmaceutical CVR (b)*	508	—
Optimer Pharmaceuticals, Inc.*	4,237	53,386
Pacira Pharmaceuticals, Inc.*	2,377	114,310
Pernix Therapeutics Holdings, Inc.*	1,511	4,125
Pozen, Inc.*	2,758	15,803
Questcor Pharmaceuticals, Inc.	4,474	259,492
Repros Therapeutics, Inc.*	1,982	53,118
Sagent Pharmaceuticals, Inc.*	1,439	29,356
Santarus, Inc.*	4,888	110,322
Sciclone Pharmaceuticals, Inc.*	5,114	25,928
Sucampo Pharmaceuticals, Inc.*	729	4,549
Supernus Pharmaceuticals, Inc.*	1,284	9,412
TherapeuticsMD, Inc.*	6,731	19,722
Trius Therapeutics, Inc. (b)*	3,210	—
Viropharma, Inc.*	5,632	221,338
VIVUS, Inc.*	8,977	83,666
XenoPort, Inc.*	3,819	21,692
Zogenix, Inc.*	6,183	11,500
		1,970,555

Professional Services - 1.3%
Acacia Research Corp.	4,242	97,821
Advisory Board Co.*	3,089	183,734
Barrett Business Services, Inc.	606	40,790
CBIZ, Inc.*	3,612	26,873
CDI Corp.	1,164	17,821
Corporate Executive Board Co.	2,899	210,525
CRA International, Inc.*	1,024	19,067
Exponent, Inc.	1,204	86,495
Franklin Covey Co.*	1,007	18,076
FTI Consulting, Inc.*	3,476	131,393
GP Strategies Corp.*	1,245	32,644
Heidrick & Struggles International, Inc.	1,525	29,067
Huron Consulting Group, Inc.*	2,037	107,167
ICF International, Inc.*	1,793	63,490
Insperity, Inc.	1,904	71,590
Kelly Services, Inc.	2,314	45,054
Kforce, Inc.	2,335	41,306
Korn/Ferry International*	4,020	86,028
Mistras Group, Inc.*	1,338	22,746
National Technical Systems, Inc.*	591	13,504
Navigant Consulting, Inc.*	4,439	68,627
Odyssey Marine Exploration, Inc.*	5,528	16,639
On Assignment, Inc.*	3,867	127,611
Pendrell Corp.*	12,424	24,103
Resources Connection, Inc.	3,518	47,739
RPX Corp.*	2,794	48,979
TrueBlue, Inc.*	3,417	82,042
VSE Corp.	430	20,188
WageWorks, Inc.*	2,152	108,568
		1,889,687

Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	4,723	116,564
AG Mortgage Investment Trust, Inc.	2,395	39,805
Agree Realty Corp.	1,030	31,085
Alexander's, Inc.	180	51,502
American Assets Trust, Inc.	2,814	85,855
American Capital Mortgage Investment Corp.	5,231	103,365
American Realty Capital Properties, Inc.	13,283	162,053
American Residential Properties, Inc.*	1,182	20,815
AmREIT, Inc.	1,694	29,391
Anworth Mortgage Asset Corp.	12,353	59,665
Apollo Commercial Real Estate Finance, Inc.	3,180	48,559
Apollo Residential Mortgage, Inc.	2,739	39,962
Ares Commercial Real Estate Corp.	1,858	23,095
Armada Hoffler Properties, Inc.	1,639	16,242
ARMOUR Residential REIT, Inc.	32,262	135,500
Ashford Hospitality Trust, Inc.	5,319	65,636
Associated Estates Realty Corp.	4,985	74,326
Aviv REIT, Inc.	992	22,618
Campus Crest Communities, Inc.	5,690	61,452
CapLease, Inc.	7,892	67,003
Capstead Mortgage Corp.	8,425	99,162
Cedar Realty Trust, Inc.	5,667	29,355
Chambers Street Properties	20,468	179,709
Chatham Lodging Trust	1,946	34,756
Chesapeake Lodging Trust	4,308	101,410
Colonial Properties Trust	7,643	171,891
Colony Financial, Inc.	5,746	114,805
Coresite Realty Corp.	1,850	62,789
Cousins Properties, Inc.	14,510	149,308
CubeSmart	11,488	204,946
CyrusOne, Inc.	1,676	31,810
CYS Investments, Inc.	15,057	122,413
DCT Industrial Trust, Inc.	25,069	180,246
DiamondRock Hospitality Co.	16,688	178,061
DuPont Fabros Technology, Inc.	5,521	142,276
Dynex Capital, Inc.	4,570	40,079
EastGroup Properties, Inc.	2,654	157,143
Education Realty Trust, Inc.	10,056	91,510
Ellington Residential Mortgage REIT	556	8,546
EPR Properties	4,056	197,689
Equity One, Inc.	5,192	113,497
Excel Trust, Inc.	3,973	47,676
FelCor Lodging Trust, Inc.*	10,890	67,082
First Industrial Realty Trust, Inc.	9,496	154,500
First Potomac Realty Trust	5,123	64,396
Franklin Street Properties Corp.	7,763	98,901
Getty Realty Corp.	2,309	44,864
Gladstone Commercial Corp.	1,212	21,768
Glimcher Realty Trust	12,556	122,421
Government Properties Income Trust	4,714	112,806
Gramercy Property Trust, Inc.*	5,120	21,248
Healthcare Realty Trust, Inc.	8,302	191,859
Hersha Hospitality Trust	17,467	97,641
Highwoods Properties, Inc.	7,755	273,829
Hudson Pacific Properties, Inc.	3,817	74,241
Inland Real Estate Corp.	7,356	75,252
Invesco Mortgage Capital, Inc.	11,791	181,463
Investors Real Estate Trust	8,714	71,891
iStar Financial, Inc.*	7,508	90,396
JAVELIN Mortgage Investment Corp.	1,156	13,675
Kite Realty Group Trust	7,888	46,776
LaSalle Hotel Properties	8,239	234,976
Lexington Realty Trust	14,553	163,430
LTC Properties, Inc.	3,077	116,864
Medical Properties Trust, Inc.	13,934	169,577
Monmouth Real Estate Investment Corp.	3,342	30,312
MPG Office Trust, Inc.*	4,944	15,475
National Health Investors, Inc.	2,137	121,574
New Residential Investment Corp.	21,820	144,448
New York Mortgage Trust, Inc.	5,646	35,288
NorthStar Realty Finance Corp.	20,688	191,985
One Liberty Properties, Inc.	1,012	20,523
Parkway Properties, Inc.	3,756	66,744
Pebblebrook Hotel Trust	5,402	155,091
Pennsylvania Real Estate Investment Trust	6,022	112,611
Pennymac Mortgage Investment Trust	6,083	137,962
Potlatch Corp.	3,492	138,563
PS Business Parks, Inc.	1,620	120,884
RAIT Financial Trust	6,203	43,917
Ramco-Gershenson Properties Trust	5,265	81,134
Redwood Trust, Inc.	7,082	139,445
Resource Capital Corp.	11,065	65,726
Retail Opportunity Investments Corp.	5,885	81,331
RLJ Lodging Trust	10,843	254,702
Rouse Properties, Inc.	1,994	41,037
Ryman Hospitality Properties, Inc.	3,804	131,276
Sabra Healthcare REIT, Inc.	3,180	73,172
Saul Centers, Inc.	656	30,340
Select Income REIT	1,889	48,736
Silver Bay Realty Trust Corp.	1,310	20,515
Sovran Self Storage, Inc.	2,695	203,958
STAG Industrial, Inc.	3,607	72,573
Strategic Hotels & Resorts, Inc.*	15,634	135,703
Summit Hotel Properties, Inc.	5,686	52,254
Sun Communities, Inc.	3,168	135,020
Sunstone Hotel Investors, Inc.	14,377	183,163
Terreno Realty Corp.	2,161	38,379
The GEO Group, Inc.	6,174	205,287
UMH Properties, Inc.	1,025	10,178
Universal Health Realty Income Trust	985	41,242
Urstadt Biddle Properties, Inc.	2,125	42,245
Washington Real Estate Investment Trust	5,735	144,923
Western Asset Mortgage Capital Corp.	2,096	33,515
Whitestone REIT	1,229	18,103
Winthrop Realty Trust	2,311	25,768
ZAIS Financial Corp.	499	8,658
		9,877,186

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.*	3,712	133,706
Altisource Residential Corp.	2,161	49,660
AV Homes, Inc.*	824	14,387
Consolidated-Tomoka Land Co.	504	19,399
Forestar Group, Inc.*	3,184	68,552
Kennedy-Wilson Holdings, Inc.	4,352	80,773
Tejon Ranch Co.:*	1,147	35,373
Thomas Properties Group, Inc.	2,899	19,481
		421,331

Road & Rail - 0.5%
Arkansas Best Corp.	2,213	56,808
Celadon Group, Inc.	1,805	33,699
Heartland Express, Inc.	3,964	56,249
Knight Transportation, Inc.	5,197	85,854
Marten Transport Ltd.	2,020	34,643
Patriot Transportation Holding, Inc.*	453	15,325
Quality Distribution, Inc.*	1,924	17,778
Roadrunner Transportation Systems, Inc.*	1,521	42,953
Saia, Inc.*	2,163	67,442
Swift Transportation Co.*	7,111	143,571
Universal Truckload Services, Inc.	475	12,664
Werner Enterprises, Inc.	3,982	92,900
YRC Worldwide, Inc.*	810	13,673
		673,559

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	3,385	59,305
Alpha & Omega Semiconductor Ltd.*	1,207	10,151
Ambarella, Inc.*	1,595	31,134
Amkor Technology, Inc.*	5,531	23,728
Anadigics, Inc.*	6,771	13,339
Applied Micro Circuits Corp.*	6,307	81,360
ATMI, Inc.*	2,756	73,089
Axcelis Technologies, Inc.*	9,665	20,393
Brooks Automation, Inc.	5,690	52,974
Cabot Microelectronics Corp.*	2,121	81,701
Cavium, Inc.*	4,476	184,411
Ceva, Inc.*	1,987	34,276
Cirrus Logic, Inc.*	5,465	123,946
Cohu, Inc.	2,037	22,224
Cypress Semiconductor Corp.*	12,680	118,431
Diodes, Inc.*	3,196	78,302
DSP Group, Inc.*	1,705	12,020
Entegris, Inc.*	12,359	125,444
Entropic Communications, Inc.*	7,041	30,840
Exar Corp.*	3,348	44,897
Formfactor, Inc.*	4,374	30,006
GSI Technology, Inc.*	2,002	14,074
GT Advanced Technologies, Inc.*	10,346	88,044
Hittite Microwave Corp.*	2,719	177,687
Inphi Corp.*	2,248	30,191
Integrated Device Technology, Inc.*	11,366	107,068
Integrated Silicon Solution, Inc.*	2,404	26,180
Intermolecular, Inc.*	1,487	8,193
International Rectifier Corp.*	5,989	148,347
Intersil Corp.	11,475	128,864
IXYS Corp.	2,094	20,207
Kopin Corp.*	6,180	24,905
Lattice Semiconductor Corp.*	10,150	45,269
LTX-Credence Corp.*	4,282	28,176
M/A-COM Technology Solutions Holdings, Inc.*	912	15,522
MaxLinear, Inc.*	1,994	16,530
Micrel, Inc.	4,448	40,521
Microsemi Corp.*	8,000	194,000
Mindspeed Technologies, Inc.*	2,963	9,007
MKS Instruments, Inc.	4,730	125,771
Monolithic Power Systems, Inc.	3,171	96,018
MoSys, Inc.*	4,055	15,085
Nanometrics, Inc.*	2,115	34,094
NeoPhotonics Corp.*	1,727	12,763
NVE Corp.*	408	20,824
Omnivision Technologies, Inc.*	4,679	71,635
PDF Solutions, Inc.*	2,096	44,540
Peregrine Semiconductor Corp.*	2,279	20,443
Pericom Semiconductor Corp.*	2,352	18,346
Photronics, Inc.*	5,437	42,572
PLX Technology, Inc.*	3,845	23,147
PMC - Sierra, Inc.*	17,595	116,479
Power Integrations, Inc.	2,555	138,353
Rambus, Inc.*	9,941	93,445
RF Micro Devices, Inc.*	25,044	141,248
Rubicon Technology, Inc.*	1,417	17,160
Rudolph Technologies, Inc.*	2,894	32,992
Semtech Corp.*	5,722	171,603
Sigma Designs, Inc.*	2,722	15,216
Silicon Image, Inc.*	7,111	37,973
Spansion, Inc.*	4,135	41,722
SunEdison, Inc.*	19,990	159,320
SunPower Corp.*	3,580	93,653
Supertex, Inc.	1,019	25,821
Synaptics, Inc.*	2,801	124,028
Tessera Technologies, Inc.	4,394	85,024
TriQuint Semiconductor, Inc.*	14,079	114,462
Ultra Clean Holdings, Inc.*	2,008	13,875
Ultratech, Inc.*	2,360	71,508
Veeco Instruments, Inc.*	3,377	125,726
Volterra Semiconductor Corp.*	2,168	49,864
		4,569,466

Software - 4.1%
Accelrys, Inc.*	4,811	47,436
ACI Worldwide, Inc.*	3,436	185,750
Actuate Corp.*	4,437	32,612
Advent Software, Inc.	2,747	87,217
American Software, Inc.	1,795	15,329
Aspen Technology, Inc.*	8,081	279,199
AVG Technologies NV*	2,064	49,412
Blackbaud, Inc.	4,064	158,659
Bottomline Technologies, Inc.*	3,347	93,314
BroadSoft, Inc.*	2,474	89,138
Callidus Software, Inc.*	3,294	30,206
Commvault Systems, Inc.*	4,022	353,252
Comverse, Inc.*	1,972	63,005
Cyan, Inc.*	690	6,935
Digimarc Corp.	626	12,645
Ebix, Inc.	2,498	24,830
Ellie Mae, Inc.*	2,233	71,478
EPIQ Systems, Inc.	2,837	37,505
ePlus, Inc.	291	15,039
Fair Isaac Corp.	3,024	167,167
FleetMatics Group plc*	1,409	52,908
Glu Mobile, Inc.*	4,867	13,579
Guidance Software, Inc.*	1,234	11,192
Guidewire Software, Inc.*	3,616	170,350
Imperva, Inc.*	1,741	73,157
Infoblox, Inc.*	4,318	180,579
Interactive Intelligence Group, Inc.*	1,336	84,823
Jive Software, Inc.*	3,414	42,675
Manhattan Associates, Inc.*	1,678	160,165
Mentor Graphics Corp.	8,386	195,981
MicroStrategy, Inc.*	767	79,584
Mitek Systems, Inc.*	1,917	9,930
Model N, Inc.*	700	6,930
Monotype Imaging Holdings, Inc.	3,293	94,377
Netscout Systems, Inc.*	3,122	79,830
Pegasystems, Inc.	1,548	61,626
Progress Software Corp.*	4,755	123,059
Proofpoint, Inc.*	1,881	60,418
PROS Holdings, Inc.*	1,967	67,252
PTC, Inc.*	10,316	293,284
QAD, Inc.	409	5,579
QLIK Technologies, Inc.*	7,504	256,937
Qualys, Inc.*	1,284	27,465
Rally Software Development Corp.*	595	17,826
RealPage, Inc.*	4,014	92,964
Rosetta Stone, Inc.*	971	15,759
Sapiens International Corp. NV	1,230	7,443
Seachange International, Inc.*	2,824	32,391
Silver Spring Networks, Inc.*	511	8,856
Sourcefire, Inc.*	2,761	209,615
SS&C Technologies Holdings, Inc.*	5,024	191,414
Synchronoss Technologies, Inc.*	2,488	94,693
Take-Two Interactive Software, Inc.*	7,040	127,846
Tangoe, Inc.*	2,685	64,064
TeleCommunication Systems, Inc.*	4,102	10,091
TeleNav, Inc.*	1,354	7,907
The Ultimate Software Group, Inc.*	2,384	351,402
TiVo, Inc.*	11,227	139,664
Tyler Technologies, Inc.*	2,711	237,131
VASCO Data Security International, Inc.*	2,346	18,510
Verint Systems, Inc.*	4,544	168,401
VirnetX Holding Corp.*	3,778	77,071
Vringo, Inc.*	5,782	16,652
		5,861,508

Specialty Retail - 3.2%
Aeropostale, Inc.*	7,078	66,533
America's Car-Mart, Inc.*	726	32,750
ANN, Inc.*	4,068	147,343
Asbury Automotive Group, Inc.*	2,688	143,002
Barnes & Noble, Inc.*	3,484	45,083
Bebe Stores, Inc.	3,035	18,483
Big 5 Sporting Goods Corp.	1,497	24,072
Body Central Corp.*	1,439	8,778
Brown Shoe Co., Inc.	3,799	89,163
Cato Corp.	2,436	68,159
Christopher & Banks Corp.*	3,132	22,582
Citi Trends, Inc.*	1,298	22,689
Conn's, Inc.*	1,935	96,827
Destination Maternity Corp.	1,034	32,881
Destination XL Group, Inc.*	3,868	25,026
Express, Inc.*	7,361	173,646
Finish Line, Inc.	4,246	105,598
Five Below, Inc.*	2,828	123,725
Francesca's Holdings Corp.*	3,796	70,757
Genesco, Inc.*	2,071	135,816
Group 1 Automotive, Inc.	1,876	145,728
Haverty Furniture Co.'s, Inc.	1,689	41,431
hhgregg, Inc.*	1,366	24,465
Hibbett Sports, Inc.*	2,241	125,832
Jos A Bank Clothiers, Inc.*	2,506	110,164
Kirkland's, Inc.*	1,302	24,009
Lithia Motors, Inc.	1,914	139,645
Lumber Liquidators Holdings, Inc.*	2,369	252,654
MarineMax, Inc.*	2,047	24,973
Mattress Firm Holding Corp.*	1,158	36,824
Men's Wearhouse, Inc.	4,335	147,607
Monro Muffler, Inc.	2,782	129,335
New York & Co., Inc.*	1,850	10,693
Office Depot, Inc.*	21,220	102,493
OfficeMax, Inc.	7,420	94,902
Pacific Sunwear of California, Inc.*	3,981	11,943
Penske Automotive Group, Inc.	3,643	155,665
Pier 1 Imports, Inc.	8,174	159,557
RadioShack Corp.*	8,952	30,526
Rent-A-Center, Inc.	4,627	176,289
Restoration Hardware Holdings, Inc.*	1,525	96,609
Rue21, Inc.*	1,285	51,837
Sears Hometown and Outlet Stores, Inc.*	746	23,687
Select Comfort Corp.*	4,799	116,856
Shoe Carnival, Inc.	1,423	38,435
Sonic Automotive, Inc.	3,358	79,920
Stage Stores, Inc.	2,907	55,814
Stein Mart, Inc.	2,386	32,736
Systemax, Inc.	1,000	9,270
The Buckle, Inc.	2,409	130,206
The Childrens Place Retail Stores, Inc.*	1,993	115,315
The Pep Boys-Manny, Moe & Jack*	4,589	57,225
Tile Shop Holdings, Inc.*	1,592	46,948
Tilly's, Inc.*	827	12,000
Trans World Entertainment Corp.	913	4,227
Vitamin Shoppe, Inc.*	2,651	115,981
West Marine, Inc.*	1,507	18,385
Wet Seal, Inc.*	7,596	29,852
Winmark Corp.	223	16,437
Zale Corp.*	2,800	42,560
Zumiez, Inc.*	1,972	54,299
		4,546,247

Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc.*	4,998	6,497
Columbia Sportswear Co.	1,104	66,494
CROCS, Inc.*	7,599	103,422
Culp, Inc.	785	14,687
Fifth & Pacific Co.'s, Inc.*	10,344	259,945
G-III Apparel Group Ltd.*	1,447	78,992
Iconix Brand Group, Inc.*	5,056	167,960
Jones Group, Inc.	6,907	103,674
Maidenform Brands, Inc.*	2,005	47,097
Movado Group, Inc.	1,614	70,613
Oxford Industries, Inc.	1,160	78,857
Perry Ellis International, Inc.	933	17,578
Quiksilver, Inc.*	11,336	79,692
RG Barry Corp.	783	14,807
Skechers U.S.A., Inc.*	3,408	106,023
Steven Madden Ltd.*	3,536	190,343
Tumi Holdings, Inc.*	4,129	83,199
Unifi, Inc.*	1,199	28,009
Vera Bradley, Inc.*	1,814	37,296
Wolverine World Wide, Inc.	4,349	253,242
		1,808,427

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	7,553	93,959
Banc of California, Inc.	1,409	19,486
Bank Mutual Corp.	4,721	29,601
BankFinancial Corp.	1,984	17,697
BBX Capital Corp.*	622	8,938
Beneficial Mutual Bancorp, Inc.*	2,733	27,248
Berkshire Hills Bancorp, Inc.	2,163	54,313
BofI Holding, Inc.*	1,051	68,168
Brookline Bancorp, Inc.	6,306	59,339
Capitol Federal Financial, Inc.	12,845	159,663
Charter Financial Corp.	1,962	21,190
Clifton Savings Bancorp, Inc.	836	10,358
Dime Community Bancshares, Inc.	2,830	47,120
Doral Financial Corp.*	523	9,979
ESB Financial Corp.	1,045	13,324
ESSA Bancorp, Inc.	931	9,701
EverBank Financial Corp.	6,941	103,976
Federal Agricultural Mortgage Corp., Class C	895	29,875
First Defiance Financial Corp.	799	18,689
First Federal Bancshares of Arkansas, Inc.*	313	2,927
First Financial Northwest, Inc.	1,441	15,030
Flagstar Bancorp, Inc.*	1,712	25,269
Fox Chase Bancorp, Inc.	1,196	20,810
Franklin Financial Corp.	1,141	21,633
Hingham Institution for Savings	115	8,040
Home Bancorp, Inc.*	615	11,107
Home Loan Servicing Solutions, Ltd.	6,153	135,428
HomeStreet, Inc.	1,117	21,558
Kearny Financial Corp.*	1,413	14,441
Meridian Interstate Bancorp, Inc.*	838	18,260
Meta Financial Group, Inc.	474	18,012
MGIC Investment Corp.*	27,840	202,675
NASB Financial, Inc.*	378	10,369
Northfield Bancorp, Inc.	5,019	60,931
Northwest Bancshares, Inc.	8,083	106,857
OceanFirst Financial Corp.	1,187	20,072
Oritani Financial Corp.	3,882	63,898
PennyMac Financial Services, Inc.*	1,102	20,707
Provident Financial Holdings, Inc.	876	14,550
Provident Financial Services, Inc.	5,242	84,973
Provident New York Bancorp	3,407	37,102
Radian Group, Inc.	14,907	207,655
Rockville Financial, Inc.	2,425	31,525
Roma Financial Corp.*	676	12,567
Territorial Bancorp, Inc.	940	20,652
Tree.com, Inc.	543	14,259
Trustco Bank Corp. NY	7,825	46,637
United Community Financial Corp.*	3,416	13,288
United Financial Bancorp, Inc.	1,552	25,096
Walker & Dunlop, Inc.*	1,420	22,592
Waterstone Financial, Inc.*	658	6,679
Westfield Financial, Inc.	1,965	13,873
WSFS Financial Corp.	686	41,332
		2,193,428

Tobacco - 0.1%
Alliance One International, Inc.*	7,793	22,678
Universal Corp.	2,013	102,522
Vector Group Ltd.	5,252	84,559
		209,759

Trading Companies & Distributors - 0.9%
Aceto Corp.	2,638	41,206
Aircastle Ltd.	5,904	102,789
Applied Industrial Technologies, Inc.	3,712	191,168
Beacon Roofing Supply, Inc.*	4,219	155,555
BlueLinx Holdings, Inc.*	2,953	5,758
CAI International, Inc.*	1,481	34,463
DXP Enterprises, Inc.*	857	67,677
Edgen Group, Inc.*	1,349	10,252
H&E Equipment Services, Inc.*	2,568	68,206
Houston Wire & Cable Co.	1,646	22,172
Kaman Corp.	2,263	85,677
Rush Enterprises, Inc.*	2,992	79,318
TAL International Group, Inc.	2,919	136,405
Textainer Group Holdings Ltd.	1,837	69,567
Titan Machinery, Inc.*	1,521	24,442
Watsco, Inc.	2,215	208,808
		1,303,463

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	3,551	74,322

Water Utilities - 0.2%
American States Water Co.	3,246	89,460
Artesian Resources Corp.	490	10,902
California Water Service Group	4,144	84,206
Connecticut Water Service, Inc.	883	28,397
Consolidated Water Co., Inc.	1,510	22,605
Middlesex Water Co.	1,560	33,368
Pure Cycle Corp.*	1,485	6,861
SJW Corp.	1,344	37,659
York Water Co.	1,309	26,272
		339,730

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	1,422	9,954
Leap Wireless International, Inc.*	4,674	73,803
NII Holdings, Inc.*	14,834	90,042
NTELOS Holdings Corp.	1,286	24,177
Shenandoah Telecommunications Co.	2,077	50,056
USA Mobility, Inc.	1,934	27,385
		275,417

Total Equity Securities (Cost $99,869,367)		133,606,154

CLOSED-END FUNDS - 0.0%
Firsthand Technology Value Fund, Inc.*	770	18,850

Total Closed-End Funds (Cost $14,653)		18,850

EXCHANGE TRADED PRODUCTS - 3.9%
iShares Russell 2000 ETF	52,900	5,640,198

Total Exchange Traded Products (Cost $4,277,303)		5,640,198

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.075%, 11/14/13^	$400,000	399,963

Total U.S. Treasury Obligations (Cost $399,963)		399,963

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.083%, 10/1/13	4,061,801	4,061,801

Total Time Deposit (Cost $4,061,801)		4,061,801

TOTAL INVESTMENTS (Cost $108,623,087) - 100.2%		143,726,966
Other assets and liabilities, net - (0.2%)		(309,269)
NET ASSETS - 100%		$143,417,697

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	43	12/13	$4,607,020	$84,762

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange-Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Australia - 7.8%
AGL Energy Ltd.	6,822	$98,268
ALS Ltd.	4,663	45,737
Alumina Ltd.*	32,052	30,690
Amcor Ltd.	14,964	146,216
AMP Ltd.	36,340	156,496
APA Group	10,412	58,066
Asciano Ltd.	12,340	67,205
ASX Ltd.	2,408	77,673
Aurizon Holdings Ltd.	25,179	110,078
Australia & New Zealand Banking Group Ltd.	34,139	981,603
Bendigo and Adelaide Bank Ltd.	5,162	48,317
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	39,959	1,334,092
Boral Ltd.	9,782	43,862
Brambles Ltd.	19,304	164,279
Caltex Australia Ltd.	1,674	28,914
CFS Retail Property Trust Group	25,769	48,144
Coca-Cola Amatil Ltd.	7,088	81,177
Cochlear Ltd.	725	40,961
Commonwealth Bank of Australia	20,055	1,334,075
Computershare Ltd.	5,857	54,275
Crown Ltd.	4,968	72,165
CSL Ltd.	6,118	365,768
Dexus Property Group	60,009	56,338
Echo Entertainment Group Ltd.	9,759	25,344
Federation Centres Ltd.	17,648	37,588
Flight Centre Ltd.	716	32,306
Fortescue Metals Group Ltd.	19,307	85,669
Goodman Group	21,246	96,853
GPT Group	21,934	71,304
Harvey Norman Holdings Ltd.	6,976	20,723
Iluka Resources Ltd.	5,192	55,582
Incitec Pivot Ltd.	20,606	51,780
Insurance Australia Group Ltd.	25,782	141,375
Leighton Holdings Ltd.	2,090	37,583
Lend Lease Group	6,766	64,216
Macquarie Group Ltd.	3,789	169,577
Metcash Ltd.	10,921	32,646
Mirvac Group	45,570	74,070
National Australia Bank Ltd.	29,151	934,582
Newcrest Mining Ltd.	9,498	103,809
Orica Ltd.	4,548	85,225
Origin Energy Ltd.	13,567	178,698
Qantas Airways Ltd.*	13,661	18,823
QBE Insurance Group Ltd.	14,841	203,381
Ramsay Health Care Ltd.	1,628	55,068
Rio Tinto Ltd.	5,403	311,615
Santos Ltd.	11,923	167,959
Seek Ltd.	3,980	44,169
Sonic Healthcare Ltd.	4,667	70,583
SP AusNet	21,532	24,137
Stockland	28,687	103,708
Suncorp Group Ltd.	15,955	194,800
Sydney Airport	2,422	8,892
TABCORP Holdings Ltd.	9,362	28,685
Tatts Group Ltd.	17,611	50,999
Telstra Corp. Ltd.	54,008	250,744
Toll Holdings Ltd.	8,619	46,940
Transurban Group	17,454	110,872
Treasury Wine Estates Ltd.	8,026	33,139
Wesfarmers Ltd. PPS	12,483	479,617
Westfield Group	25,934	266,731
Westfield Retail Trust	37,875	105,081
Westpac Banking Corp.	38,615	1,180,643
Whitehaven Coal Ltd.*	6,917	12,988
Woodside Petroleum Ltd.	8,173	292,489
Woolworths Ltd.	15,498	506,711
WorleyParsons Ltd.	2,613	59,364
		12,371,467

Austria - 0.3%
Andritz AG	921	54,168
Erste Group Bank AG	3,207	101,394
IMMOFINANZ AG*	11,770	51,406
OMV AG	1,826	90,206
Raiffeisen Bank International AG	641	20,986
Telekom Austria AG	2,882	24,176
Verbund AG	894	20,243
Vienna Insurance Group AG Wiener Versicherung Gruppe	476	24,449
Voestalpine AG	1,398	66,877
		453,905

Belgium - 1.2%
Ageas SA/NV	2,864	116,056
Anheuser-Busch InBev NV	9,997	995,569
Belgacom SA	1,886	50,159
Colruyt SA	959	53,262
Delhaize Group	1,263	79,641
Groupe Bruxelles Lambert SA	1,000	85,091
KBC Groep NV	2,843	139,735
Solvay SA	735	110,272
Telenet Group Holding NV	652	32,479
UCB SA	1,364	83,056
Umicore SA	1,413	68,675
		1,813,995

China - 0.0%
AAC Technologies Holdings, Inc.	9,137	41,530

Denmark - 1.1%
AP Moeller - Maersk A/S:
Series A	6	51,912
Series B	16	146,764
Carlsberg A/S, Series B	1,326	136,669
Coloplast A/S	1,377	78,434
Danske Bank A/S*	8,130	175,113
DSV A/S	2,239	63,543
Novo Nordisk A/S, Series B	4,955	841,583
Novozymes A/S, Series B	2,812	107,614
TDC A/S	9,207	77,938
Tryg A/S	304	27,995
William Demant Holding A/S*	332	30,694
		1,738,259

Finland - 0.9%
Elisa Oyj	1,762	42,020
Fortum Oyj	5,508	124,197
Kesko Oyj, Series B	827	24,826
Kone Oyj, Series B	1,930	172,272
Metso Oyj	1,584	62,258
Neste Oil Oyj	1,589	35,163
Nokia Oyj*	46,441	305,352
Nokian Renkaat Oyj	1,394	70,827
Orion Oyj, Class B	1,261	31,779
Pohjola Bank plc	1,718	28,554
Sampo Oyj	5,197	223,396
Stora Enso Oyj, Series R	6,972	59,118
UPM-Kymmene Oyj	6,530	90,413
Wartsila Oyj Abp	2,201	99,437
		1,369,612

France - 9.1%
Accor SA	1,972	82,045
Aeroports de Paris	375	39,279
Air Liquide SA	3,873	539,655
Alstom SA	2,674	95,292
Arkema SA	778	86,713
Atos SA	695	54,304
AXA SA	22,315	517,213
BNP Paribas SA	12,364	836,702
Bouygues	2,405	87,805
Bureau Veritas SA	2,736	86,281
Cap Gemini SA	1,783	106,108
Carrefour SA	7,475	256,720
Casino Guichard-Perrachon SA	698	71,958
Christian Dior SA	676	132,619
Cie de Saint-Gobain	4,939	244,693
Cie Generale de Geophysique - Veritas*	2,008	46,296
Cie Generale des Etablissements Michelin	2,263	251,062
CNP Assurances SA	2,135	38,475
Credit Agricole SA*	12,391	136,697
Danone SA	7,113	535,651
Dassault Systemes SA	772	103,107
Edenred	2,521	81,889
Electricite de France SA	2,980	94,298
Essilor International SA	2,529	272,118
Eurazeo SA	368	23,638
Eutelsat Communications SA	1,774	56,112
Fonciere Des Regions	358	29,707
GDF Suez	16,457	413,623
Gecina SA	272	34,800
Groupe Eurotunnel SA	6,820	62,186
Icade SA	442	40,386
Iliad SA	288	67,239
Imerys SA	420	29,338
JC Decaux SA	873	32,156
Kering SA	938	210,299
Klepierre SA	1,236	53,615
Lafarge SA	2,315	161,330
Lagardere SCA	1,382	44,901
Legrand SA	3,295	182,911
L'Oreal SA	3,008	516,836
LVMH Moet Hennessy Louis Vuitton SA	3,159	622,520
Natixis	11,713	56,088
Orange SA	22,994	288,463
Pernod-Ricard SA	2,632	326,982
Publicis Groupe	2,213	176,177
Remy Cointreau SA	316	33,689
Renault SA	2,383	190,065
Rexel SA	2,641	67,200
Safran SA	3,102	191,174
Sanofi SA	14,826	1,504,366
Schneider Electric SA	6,564	555,341
SCOR SE	1,904	63,071
Societe BIC SA	364	42,344
Societe Generale SA	8,708	434,072
Sodexo	1,169	109,123
Suez Environnement SA	3,550	57,609
Technip SA	1,261	148,124
Thales SA	1,151	63,302
Total SA	26,613	1,545,050
Unibail-Rodamco SE	1,202	298,364
Vallourec SA	1,316	78,851
Veolia Environnement SA	4,208	71,903
Vinci SA	5,750	334,407
Vivendi	14,772	339,984
Wendel SA	399	54,111
Zodiac Aerospace	431	68,630
		14,477,067

Germany - 8.5%
adidas AG	2,594	281,500
Allianz SE	5,672	892,040
Axel Springer AG	519	28,877
BASF SE	11,427	1,096,530
Bayer AG	10,288	1,213,641
Bayerische Motoren Werke AG:
Common	4,105	441,528
Preferred	664	54,191
Beiersdorf AG	1,250	111,051
Brenntag AG	638	106,254
Celesio AG	1,054	23,738
Commerzbank AG*	11,997	138,180
Continental AG	1,390	235,726
Daimler AG	11,968	933,333
Deutsche Bank AG	12,684	582,653
Deutsche Boerse AG	2,393	180,110
Deutsche Lufthansa AG*	2,851	55,623
Deutsche Post AG	11,244	373,302
Deutsche Telekom AG	34,833	505,155
E.ON SE	22,333	397,480
Fraport AG Frankfurt Airport Services Worldwide	457	32,089
Fresenius Medical Care AG & Co. KGaA	2,678	174,304
Fresenius SE & Co. KGaA	1,547	192,251
Fuchs Petrolub SE, Preferred	440	36,863
GEA Group AG	2,267	93,137
Hannover Rueck SE	747	54,959
HeidelbergCement AG	1,743	134,490
Henkel AG & Co. KGaA:
Common	1,610	142,663
Preferred	2,209	227,731
Hochtief AG	389	33,975
Hugo Boss AG	392	50,731
Infineon Technologies AG	13,400	134,117
K+S AG	2,136	55,391
Kabel Deutschland Holding AG	1,097	139,565
Lanxess AG	1,031	66,952
Linde AG	2,297	455,139
MAN SE	437	52,131
Merck KGAA	801	125,052
Metro AG	1,607	63,727
Muenchener Rueckversicherungs AG	2,224	434,805
OSRAM Licht AG*	1,042	48,937
Porsche Automobil Holding SE, Preferred	1,898	165,947
RWE AG:
Common	6,068	206,468
Preferred	512	16,804
SAP AG	11,463	848,183
Siemens AG	9,865	1,189,109
Suedzucker AG	1,038	30,598
ThyssenKrupp AG*	4,785	114,500
United Internet AG	1,323	50,137
Volkswagen AG:
Common	365	82,821
Preferred	1,793	422,858
		13,527,346

Greece - 0.0%
Hellenic Telecommunications Organization SA*	3,039	31,671
OPAP SA	2,769	30,919
		62,590

Hong Kong - 3.0%
AIA Group Ltd.	149,848	704,287
ASM Pacific Technology Ltd.	2,970	30,063
Bank of East Asia Ltd.	15,190	64,342
BOC Hong Kong Holdings Ltd.	45,890	147,339
Cathay Pacific Airways Ltd.	14,635	28,571
Cheung Kong Holdings Ltd.	17,233	261,763
Cheung Kong Infrastructure Holdings Ltd.	7,737	53,673
CLP Holdings Ltd.	21,931	178,863
First Pacific Co. Ltd.	29,483	32,580
Galaxy Entertainment Group Ltd.*	26,081	182,947
Genting Singapore plc	75,742	86,612
Hang Lung Properties Ltd.	27,759	94,853
Hang Seng Bank Ltd.	9,483	154,437
Henderson Land Development Co. Ltd.	13,175	81,374
HKT Trust / HKT Ltd.	27,851	26,144
Hong Kong & China Gas Co. Ltd.	71,130	170,412
Hong Kong Exchanges and Clearing Ltd.	13,546	217,287
Hopewell Holdings	7,052	23,642
Hutchison Whampoa Ltd.	26,435	317,174
Hysan Development Co. Ltd.	7,909	35,286
Kerry Properties Ltd.	8,035	34,190
Li & Fung Ltd.	72,575	105,560
Link REIT	28,374	139,212
MGM China Holdings Ltd.	12,017	40,210
MTR Corp. Ltd.	17,965	71,116
New World Development Co. Ltd.	47,169	70,796
New World Hotels Investments Co., Rights (b)*	590	—
Noble Group Ltd.	50,628	37,520
NWS Holdings Ltd.	17,805	27,504
Orient Overseas International Ltd.	2,876	16,892
PCCW Ltd.	49,601	21,937
Power Assets Holdings Ltd.	17,203	153,723
Sands China Ltd.	29,969	185,488
Shangri-La Asia Ltd.	19,804	32,737
Sino Land Co.	37,631	55,316
SJM Holdings Ltd.	24,079	67,686
Sun Hung Kai Properties Ltd.	19,856	269,345
Swire Pacific Ltd.	8,422	100,886
Swire Properties Ltd.	14,802	41,799
Wharf Holdings Ltd.	18,783	162,634
Wheelock & Co. Ltd.	11,338	60,233
Wynn Macau Ltd.	19,299	65,821
Yue Yuen Industrial Holdings Ltd.	9,201	25,508
		4,677,762

Ireland - 0.4%
Bank of Ireland*	261,574	74,346
CRH plc	9,011	215,319
Elan Corp. plc*	6,007	93,538
James Hardie Industries plc	5,468	54,553
Kerry Group plc	1,851	112,623
Ryanair Holdings plc	2,499	21,278
		571,657

Israel - 0.4%
Bank Hapoalim BM	13,094	66,180
Bank Leumi Le-Israel BM*	15,846	58,876
Bezeq Israeli Telecommunication Corp. Ltd.	23,655	43,476
Delek Group Ltd.	50	16,309
Israel Chemicals Ltd.	5,523	46,587
Israel Corp. Ltd.*	33	17,418
Mizrahi Tefahot Bank Ltd.	1,623	17,861
NICE Systems Ltd.	735	30,269
Teva Pharmaceutical Industries Ltd.	10,533	396,435
		693,411

Italy - 1.9%
Assicurazioni Generali SpA	14,480	289,070
Atlantia SpA	4,103	83,465
Banca Monte dei Paschi di Siena SpA*	81,276	22,551
Enel Green Power SpA	22,140	47,495
Enel SpA	81,628	312,878
ENI SpA	31,651	726,104
Exor SpA	1,225	45,976
Fiat SpA*	10,854	86,526
Finmeccanica SpA*	5,018	30,032
Intesa Sanpaolo SpA	144,177	297,583
Luxottica Group SpA	2,056	109,415
Mediobanca SpA	6,577	45,888
Pirelli & C. SpA	2,949	38,416
Prysmian SpA	2,527	61,905
Saipem SpA	3,283	71,361
Snam SpA	25,161	127,499
Telecom Italia SpA	124,788	103,025
Telecom Italia SpA - RSP	74,730	49,651
Terna Rete Elettrica Nazionale SpA	18,755	84,681
UniCredit SpA	53,825	343,266
Unione di Banche Italiane SCPA	10,623	53,744
		3,030,531

Japan - 21.2%
ABC-Mart, Inc.	346	16,840
Acom Co. Ltd.*	5,190	19,479
Advantest Corp.	1,856	21,351
Aeon Co. Ltd.	7,444	102,292
Aeon Financial Service Co. Ltd.	847	26,578
Aeon Mall Co. Ltd.	1,311	38,857
Air Water, Inc.	1,932	28,435
Aisin Seiki Co. Ltd.	2,375	101,097
Ajinomoto Co., Inc.	7,481	98,159
Alfresa Holdings Corp.	511	26,300
Amada Co. Ltd.	4,425	39,742
ANA Holdings, Inc.	14,390	31,322
Aozora Bank Ltd.	13,655	40,417
Asahi Glass Co. Ltd.	12,509	77,485
Asahi Group Holdings Ltd.	4,797	125,835
Asahi Kasei Corp.	15,654	117,666
Asics Corp.	1,969	33,886
Astellas Pharma, Inc.	5,401	274,678
Bank of Kyoto Ltd.	3,997	35,045
Benesse Holdings, Inc.	889	32,281
Bridgestone Corp.	8,066	293,302
Brother Industries Ltd.	2,925	32,905
Calbee, Inc.	848	24,548
Canon, Inc.	14,059	447,589
Casio Computer Co. Ltd.	2,768	25,564
Central Japan Railway Co.	1,788	228,785
Chiba Bank Ltd.	9,228	67,205
Chiyoda Corp.	2,051	24,617
Chubu Electric Power Co., Inc.	7,990	109,389
Chugai Pharmaceutical Co. Ltd.	2,832	58,014
Chugoku Bank Ltd.	2,030	28,494
Chugoku Electric Power Co., Inc.	3,681	58,408
Citizen Holdings Co. Ltd.	3,451	24,150
Coca-Cola West Co. Ltd.	802	15,997
Cosmo Oil Co. Ltd.*	7,014	13,127
Credit Saison Co. Ltd.	1,954	52,847
Dai Nippon Printing Co. Ltd.	6,949	73,367
Daicel Corp.	3,620	32,586
Daido Steel Co. Ltd.	3,709	21,730
Daihatsu Motor Co. Ltd.	2,383	46,053
Dai-ichi Life Insurance Co. Ltd.	10,500	149,519
Daiichi Sankyo Co. Ltd.	8,352	151,044
Daikin Industries Ltd.	2,907	154,050
Dainippon Sumitomo Pharma Co. Ltd.	1,973	26,811
Daito Trust Construction Co. Ltd.	899	89,703
Daiwa House Industry Co. Ltd.	7,282	136,878
Daiwa Securities Group, Inc.	20,609	184,467
Dena Co. Ltd.	1,309	26,602
Denso Corp.	6,029	280,861
Dentsu, Inc.	2,672	101,374
Don Quijote Co. Ltd.	670	41,911
East Japan Railway Co.	4,174	358,323
Eisai Co. Ltd.	3,126	126,865
Electric Power Development Co. Ltd.	1,445	47,032
FamilyMart Co. Ltd.	741	31,995
FANUC Corp.	2,376	391,751
Fast Retailing Co. Ltd.	657	246,254
Fuji Electric Co. Ltd.	6,942	28,244
Fuji Heavy Industries Ltd.	7,281	200,697
FUJIFILM Holdings Corp.	5,743	137,507
Fujitsu Ltd.*	23,103	86,006
Fukuoka Financial Group, Inc.	9,789	44,108
Furukawa Electric Co. Ltd.	8,353	19,201
Gree, Inc.	1,216	9,462
GungHo Online Entertainment, Inc.*	43	33,371
Gunma Bank Ltd.	4,711	27,505
Hachijuni Bank Ltd.	5,169	32,071
Hakuhodo DY Holdings, Inc.	3,060	22,721
Hamamatsu Photonics KK	882	33,148
Hankyu Hanshin Holdings, Inc.	14,190	78,661
Hino Motors Ltd.	3,206	47,088
Hirose Electric Co. Ltd.	379	58,056
Hisamitsu Pharmaceutical Co., Inc.	782	43,588
Hitachi Chemical Co. Ltd.	1,368	21,971
Hitachi Construction Machinery Co. Ltd.	1,333	29,761
Hitachi High-Technologies Corp.	814	18,215
Hitachi Ltd.	59,940	394,458
Hitachi Metals Ltd.	2,401	29,403
Hokkaido Electric Power Co., Inc.*	2,269	30,533
Hokuhoku Financial Group, Inc.	14,669	30,736
Hokuriku Electric Power Co.	2,086	30,426
Honda Motor Co. Ltd.	20,283	770,554
HOYA Corp.	5,394	127,231
Hulic Co. Ltd.	3,347	49,976
Ibiden Co. Ltd.	1,403	22,876
Idemitsu Kosan Co. Ltd.	272	23,516
IHI Corp.	16,373	68,779
INPEX Corp.	10,800	127,207
Isetan Mitsukoshi Holdings Ltd.	4,494	66,463
Isuzu Motors Ltd.	14,730	96,787
ITOCHU Corp.	18,671	228,272
Itochu Techno-Solutions Corp.	316	11,217
Iyo Bank Ltd.	3,189	33,345
J Front Retailing Co. Ltd.	5,984	48,327
Japan Airlines Co. Ltd.	758	45,797
Japan Exchange Group, Inc.	3,060	67,633
Japan Petroleum Exploration Co.	375	16,096
Japan Prime Realty Investment Corp.	9	31,582
Japan Real Estate Investment Corp.	7	81,737
Japan Retail Fund Investment Corp.	25	51,416
Japan Steel Works Ltd.	3,915	22,658
Japan Tobacco, Inc.	13,685	491,360
JFE Holdings, Inc.	6,095	157,652
JGC Corp.	2,570	92,537
Joyo Bank Ltd.	8,252	44,233
JSR Corp.	2,266	41,971
JTEKT Corp.	2,546	34,753
JX Holdings, Inc.	27,852	144,196
Kajima Corp.	10,489	42,568
Kamigumi Co. Ltd.	2,949	25,016
Kaneka Corp.	3,472	22,602
Kansai Electric Power Co., Inc.*	8,731	111,896
Kansai Paint Co. Ltd.	2,864	37,928
Kao Corp.	6,525	203,087
Kawasaki Heavy Industries Ltd.	17,623	76,181
KDDI Corp.	6,674	342,135
Keikyu Corp.	5,931	55,983
Keio Corp.	7,318	52,402
Keisei Electric Railway Co. Ltd.	3,420	35,551
Keyence Corp.	565	214,070
Kikkoman Corp.	1,956	35,712
Kinden Corp.	1,747	18,747
Kintetsu Corp.	22,207	82,671
Kirin Holdings Co. Ltd.	10,770	156,541
Kobe Steel Ltd.*	31,528	58,364
Koito Manufacturing Co. Ltd.	1,196	22,676
Komatsu Ltd.	11,582	287,326
Konami Corp.	1,245	28,695
Konica Minolta, Inc.	6,091	51,050
Kubota Corp.	13,287	191,504
Kuraray Co. Ltd.	4,273	51,068
Kurita Water Industries Ltd.	1,399	29,641
Kyocera Corp.	4,032	213,668
Kyowa Hakko Kirin Co. Ltd.	2,859	29,313
Kyushu Electric Power Co., Inc.*	5,292	75,412
Lawson, Inc.	808	63,200
LIXIL Group Corp.	3,299	67,748
M3, Inc.	8	22,109
Mabuchi Motor Co. Ltd.	314	16,512
Makita Corp.	1,389	80,530
Marubeni Corp.	20,474	160,768
Marui Group Co. Ltd.	2,766	25,855
Maruichi Steel Tube Ltd.	617	15,300
Mazda Motor Corp.*	33,476	148,797
McDonald’s Holdings Company (Japan), Ltd.	824	22,696
Medipal Holdings Corp.	1,667	20,533
MEIJI Holdings Co. Ltd.	772	42,167
Miraca Holdings, Inc.	690	30,740
Mitsubishi Chemical Holdings Corp.	16,811	78,314
Mitsubishi Corp.	17,429	352,072
Mitsubishi Electric Corp.	23,965	251,070
Mitsubishi Estate Co. Ltd.	15,518	457,103
Mitsubishi Gas Chemical Co., Inc.	4,796	40,196
Mitsubishi Heavy Industries Ltd.	37,653	215,620
Mitsubishi Logistics Corp.	1,501	22,611
Mitsubishi Materials Corp.	14,140	58,248
Mitsubishi Motors Corp.*	5,366	59,164
Mitsubishi Tanabe Pharma Corp.	2,841	39,791
Mitsubishi UFJ Financial Group, Inc.	158,542	1,011,095
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,221	38,119
Mitsui & Co. Ltd.	21,549	312,555
Mitsui Chemicals, Inc.	10,139	27,741
Mitsui Fudosan Co. Ltd.	10,384	348,017
Mitsui OSK Lines Ltd.*	13,733	61,880
Mizuho Financial Group, Inc.	285,722	619,018
MS&AD Insurance Group Holdings	6,282	163,575
Murata Manufacturing Co. Ltd.	2,514	191,526
Nabtesco Corp.	1,356	32,991
Namco Bandai Holdings, Inc.	2,246	41,920
NEC Corp.	32,954	76,088
Nexon Co. Ltd.	1,396	16,982
NGK Insulators Ltd.	3,348	50,672
NGK Spark Plug Co. Ltd.	2,262	49,904
NHK Spring Co. Ltd.	1,967	20,087
Nidec Corp.	1,259	103,727
Nikon Corp.	4,225	73,615
Nintendo Co. Ltd.	1,317	149,094
Nippon Building Fund, Inc.	8	99,273
Nippon Electric Glass Co. Ltd.	4,721	25,210
Nippon Express Co. Ltd.	9,880	49,443
Nippon Meat Packers, Inc.	2,124	30,354
Nippon Prologis REIT, Inc.	3	29,934
Nippon Steel & Sumitomo Metal Corp.	94,280	319,333
Nippon Telegraph & Telephone Corp.	5,415	279,797
Nippon Yusen KK	20,034	63,170
Nishi-Nippon City Bank Ltd.	8,895	24,157
Nissan Motor Co. Ltd.	30,834	308,607
Nisshin Seifun Group, Inc.	2,572	25,899
Nissin Foods Holdings Co. Ltd.	728	29,841
Nitori Holdings Co. Ltd.	434	39,729
Nitto Denko Corp.	2,047	133,045
NKSJ Holdings, Inc.	4,120	105,645
NOK Corp.	1,180	18,339
Nomura Holdings, Inc.	45,034	350,415
Nomura Real Estate Holdings, Inc.	1,535	37,706
Nomura Real Estate Office Fund, Inc.	4	20,546
Nomura Research Institute Ltd.	1,255	43,529
NSK Ltd.	5,810	59,155
NTT Data Corp.	1,500	50,425
NTT DoCoMo, Inc.	19,000	307,664
NTT Urban Development Corp.	1,500	19,636
Obayashi Corp.	8,215	48,965
Odakyu Electric Railway Co. Ltd.	7,768	77,036
Oji Holdings Corp.	10,098	47,247
Olympus Corp.*	2,972	90,174
Omron Corp.	2,534	91,370
Ono Pharmaceutical Co. Ltd.	1,023	62,744
Oracle Corp. Japan	500	18,614
Oriental Land Co. Ltd.	620	102,288
ORIX Corp.	15,541	252,127
Osaka Gas Co. Ltd.	23,252	98,859
Otsuka Corp.	207	26,361
Otsuka Holdings Co. Ltd.	4,496	130,149
Panasonic Corp.	27,378	263,992
Park24 Co. Ltd.	1,271	22,559
Rakuten, Inc.	9,008	136,061
Resona Holdings, Inc.	23,391	119,435
Ricoh Co. Ltd.	8,313	95,631
Rinnai Corp.	438	32,433
Rohm Co. Ltd.	1,219	49,968
Sankyo Co. Ltd.	665	32,433
Sanrio Co. Ltd.	552	33,856
Santen Pharmaceutical Co. Ltd.	936	45,365
SBI Holdings, Inc.	2,505	32,257
Secom Co. Ltd.	2,603	162,563
Sega Sammy Holdings, Inc.	2,311	66,499
Sekisui Chemical Co. Ltd.	5,282	53,618
Sekisui House Ltd.	6,715	90,021
Seven & I Holdings Co. Ltd.	9,343	340,212
Seven Bank Ltd.	7,384	24,635
Sharp Corp.*	13,175	48,243
Shikoku Electric Power Co., Inc.*	2,164	36,692
Shimadzu Corp.	2,937	27,782
Shimamura Co. Ltd.	274	27,229
Shimano, Inc.	977	87,151
Shimizu Corp.	7,333	35,727
Shin-Etsu Chemical Co. Ltd.	5,090	310,634
Shinsei Bank Ltd.	20,464	49,539
Shionogi & Co. Ltd.	3,701	77,585
Shiseido Co. Ltd.	4,464	80,095
Shizuoka Bank Ltd.	7,011	79,584
Showa Denko KK	17,992	24,339
Showa Shell Sekiyu KK	2,474	27,630
SMC Corp.	642	152,411
Softbank Corp.	11,950	825,312
Sojitz Corp.	15,520	30,309
Sony Corp.	12,549	267,790
Sony Financial Holdings, Inc.	2,157	39,448
Stanley Electric Co. Ltd.	1,775	37,643
Sumco Corp.	1,523	12,346
Sumitomo Chemical Co. Ltd.	18,849	71,703
Sumitomo Corp.	13,958	187,687
Sumitomo Electric Industries Ltd.	9,353	135,279
Sumitomo Heavy Industries Ltd.	6,858	31,111
Sumitomo Metal Mining Co. Ltd.	6,491	91,507
Sumitomo Mitsui Financial Group, Inc.	15,834	764,200
Sumitomo Mitsui Trust Holdings, Inc.	41,281	203,644
Sumitomo Realty & Development Co. Ltd.	4,428	209,656
Sumitomo Rubber Industries, Inc.	2,120	32,582
Suntory Beverage & Food Ltd.*	1,531	51,622
Suruga Bank Ltd.	2,240	38,436
Suzuken Co. Ltd.	873	28,681
Suzuki Motor Corp.	4,522	108,180
Sysmex Corp.	913	58,133
T&D Holdings, Inc.	7,183	88,696
Taiheiyo Cement Corp.	14,632	63,698
Taisei Corp.	12,019	59,047
Taisho Pharmaceutical Holdings Co. Ltd.	391	25,731
Taiyo Nippon Sanso Corp.	3,147	21,062
Takashimaya Co. Ltd.	3,282	30,679
Takeda Pharmaceutical Co. Ltd.	9,792	461,638
TDK Corp.	1,557	60,972
Teijin Ltd.	11,601	26,668
Terumo Corp.	1,883	96,338
The Bank of Yokohama Ltd.	14,621	83,430
The Hiroshima Bank Ltd.	6,510	27,678
THK Co. Ltd.	1,410	31,179
Tobu Railway Co. Ltd.	12,671	66,761
Toho Co. Ltd.	1,406	29,260
Toho Gas Co. Ltd.	5,077	26,543
Tohoku Electric Power Co., Inc.*	5,612	68,841
Tokio Marine Holdings, Inc.	8,588	279,963
Tokyo Electric Power Co., Inc.*	17,936	111,467
Tokyo Electron Ltd.	2,127	113,798
Tokyo Gas Co. Ltd.	30,370	166,191
Tokyo Tatemono Co. Ltd.	5,101	46,592
Tokyu Corp.	14,102	100,406
Tokyu Land Corp. (b)	5,291	53,732
TonenGeneral Sekiyu KK	3,504	32,326
Toppan Printing Co. Ltd.	7,078	56,947
Toray Industries, Inc.	18,209	119,461
Toshiba Corp.	49,923	223,426
TOTO Ltd.	3,687	51,528
Toyo Seikan Group Holdings Ltd.	1,991	38,963
Toyo Suisan Kaisha Ltd.	1,100	32,201
Toyoda Gosei Co. Ltd.	853	20,962
Toyota Boshoku Corp.	862	11,512
Toyota Industries Corp.	2,020	86,910
Toyota Motor Corp.	34,319	2,188,681
Toyota Tsusho Corp.	2,634	68,693
Trend Micro, Inc.	1,304	48,478
Tsumura & Co.	745	21,809
Ube Industries Ltd.	12,514	23,548
Unicharm Corp.	1,411	82,236
United Urban Investment Corp.	28	42,720
USS Co. Ltd.	2,710	39,169
West Japan Railway Co.	2,089	89,348
Yahoo! Japan Corp.	18,000	101,978
Yakult Honsha Co. Ltd.	1,090	54,492
Yamada Denki Co. Ltd.	11,320	33,391
Yamaguchi Financial Group, Inc.	2,622	25,709
Yamaha Corp.	1,956	27,853
Yamaha Motor Co. Ltd.	3,540	51,634
Yamato Holdings Co. Ltd.	4,576	102,956
Yamato Kogyo Co. Ltd.	551	20,400
Yamazaki Baking Co. Ltd.	1,393	15,019
Yaskawa Electric Corp.	2,659	37,296
Yokogawa Electric Corp.	2,665	37,895
Yokohama Rubber Co. Ltd.	2,549	25,097
		33,589,769

Luxembourg - 0.3%
ArcelorMittal	12,391	170,389
Millicom International Cellular SA (SDR)	822	72,764
ProSiebenSat.1 Media AG	1,361	57,840
SES SA (FDR)	3,767	107,832
		408,825

Netherlands - 4.9%
Aegon NV	22,009	162,941
Akzo Nobel NV	2,983	196,114
ASML Holding NV	4,432	437,890
CNH Industrial NV*	10,612	136,159
Corio NV	834	35,946
DE Master Blenders 1753 NV*	6,270	105,525
Delta Lloyd NV	2,353	50,095
European Aeronautic Defence and Space Co. NV	7,214	459,825
Fugro NV (CVA)	875	53,399
Gemalto NV	990	106,349
Heineken Holding NV	1,250	79,101
Heineken NV	2,857	202,582
ING Groep NV (CVA)*	47,664	538,730
Koninklijke Ahold NV	12,499	216,619
Koninklijke Boskalis Westminster NV	942	41,742
Koninklijke DSM NV	1,912	144,347
Koninklijke KPN NV*	39,943	127,313
Koninklijke Philips NV	11,869	382,807
Koninklijke Vopak NV	889	50,962
OCI NV*	1,124	38,032
QIAGEN NV*	2,990	64,486
Randstad Holding NV	1,543	86,960
Reed Elsevier NV	8,552	172,058
Royal Dutch Shell plc:
Series A	47,253	1,559,497
Series B	31,840	1,099,498
Tenaris SA	5,856	137,433
TNT Express NV	4,402	40,204
Unilever NV (CVA)	20,267	788,760
Wolters Kluwer NV	3,743	96,532
Ziggo NV	1,866	75,615
		7,687,521

New Zealand - 0.1%
Auckland International Airport Ltd.	13,122	36,198
Contact Energy Ltd.	4,748	21,375
Fletcher Building Ltd.	8,492	67,133
SKYCITY Entertainment Group Ltd.	7,154	23,872
Telecom Corp. of New Zealand Ltd.	22,491	43,514
		192,092

Norway - 0.7%
Aker Solutions ASA	2,092	29,391
DnB ASA	12,119	184,070
Gjensidige Forsikring ASA	2,530	38,217
Norsk Hydro ASA	11,546	47,885
Orkla ASA	9,476	69,047
Seadrill Ltd.	4,655	208,933
StatoilHydro ASA	13,840	314,279
Telenor ASA	8,705	198,976
Yara International ASA	2,290	94,593
		1,185,391

Portugal - 0.2%
Banco Espirito Santo SA*	22,422	23,883
Energias de Portugal SA	24,889	90,952
Galp Energia SGPS SA, B Shares	4,317	71,838
Jeronimo Martins SGPS SA	3,121	64,122
Portugal Telecom SGPS SA	7,938	35,787
		286,582

Singapore - 1.4%
Ascendas Real Estate Investment Trust	25,287	45,943
CapitaCommercial Trust	24,697	28,537
CapitaLand Ltd.	31,777	78,246
CapitaMall Trust	30,331	47,373
CapitaMalls Asia Ltd.	16,896	26,322
City Developments Ltd.	5,074	41,444
ComfortDelgro Corp. Ltd.	25,032	39,296
DBS Group Holdings Ltd.	21,208	277,500
Global Logistic Properties Ltd.	38,346	88,310
Golden Agri-Resources Ltd.	87,847	36,402
Hutchison Port Holdings Trust	64,800	50,544
Jardine Cycle & Carriage Ltd.	1,350	41,041
Keppel Corp. Ltd.	17,893	148,574
Keppel Land Ltd.	8,625	24,331
Olam International Ltd.	18,173	22,157
Oversea-Chinese Banking Corp. Ltd.	32,005	262,691
SembCorp Industries Ltd.	12,447	52,470
SembCorp Marine Ltd.	10,360	37,398
Singapore Airlines Ltd.	6,831	56,830
Singapore Exchange Ltd.	10,631	61,504
Singapore Press Holdings Ltd.	19,805	64,865
Singapore Technologies Engineering Ltd.	19,151	63,638
Singapore Telecommunications Ltd.	98,859	293,843
StarHub Ltd.	7,459	25,499
United Overseas Bank Ltd.	15,779	259,903
UOL Group Ltd.	5,727	28,067
Wilmar International Ltd.	23,795	60,108
Yangzijiang Shipbuilding Holdings Ltd.	25,200	21,989
		2,284,825

Spain - 3.2%
Abertis Infraestructuras SA:
Common	4,546	88,385
Rights*	4,546	4,424
Acciona SA	335	19,068
ACS Actividades de Construccion y Servicios SA	1,859	59,127
Amadeus IT Holding SA	4,717	167,267
Banco Bilbao Vizcaya Argentaria SA:
Common	68,830	769,484
Rights	68,830	9,409
Banco de Sabadell SA	33,031	83,197
Banco Popular Espanol SA*	15,988	85,885
Banco Santander SA	142,628	1,163,644
Bankia SA*	50,153	54,643
CaixaBank	14,996	65,841
Distribuidora Internacional de Alimentacion SA	7,735	67,095
Enagas SA	2,416	59,235
Ferrovial SA	5,003	89,991
Gas Natural SDG SA	4,343	90,698
Grifols SA	1,849	75,952
Iberdrola SA	59,112	343,622
Inditex SA	2,705	416,997
International Consolidated Airlines Group SA, OTC*	11,736	64,172
Mapfre SA	9,547	34,190
Red Electrica de Espana SA	1,342	76,413
Repsol SA	10,644	263,992
Telefonica Deutschland Holding AG	3,462	27,341
Telefonica SA*	50,960	793,865
Zardoya Otis SA	2,004	32,548
		5,006,485

Sweden - 3.1%
Alfa Laval AB	3,901	94,378
Assa Abloy AB, Series B	4,143	190,642
Atlas Copco AB:
Series A	8,327	244,450
Series B	4,839	128,166
Boliden AB	3,460	51,974
Electrolux AB, Series B	2,983	77,659
Elekta AB, Series B	4,570	73,709
Getinge AB, Series B	2,482	88,929
Hennes & Mauritz AB, B Shares	11,774	512,584
Hexagon AB, B Shares	2,936	88,755
Husqvarna AB, Series B	5,093	33,151
Industrivarden AB, C Shares	1,460	26,941
Investment AB Kinnevik, Series B	2,782	96,554
Investor AB, Series B	5,648	171,795
Lundin Petroleum AB*	2,759	59,648
Nordea Bank AB	35,272	426,396
Ratos AB, Series B	2,516	23,489
Sandvik AB	13,222	183,143
Scania AB, Series B	3,968	85,229
Securitas AB, Series B	3,883	44,457
Skandinaviska Enskilda Banken AB	18,837	200,097
Skanska AB, Series B	4,711	90,826
SKF AB, Series B	4,862	135,677
Svenska Cellulosa AB SCA, Series B	7,229	182,673
Svenska Handelsbanken AB	6,206	266,114
Swedbank AB	11,230	262,230
Swedish Match AB	2,554	90,353
Tele2 AB, B Shares	4,046	51,877
Telefonaktiebolaget LM Ericsson, Series B	37,740	503,326
TeliaSonera AB	29,533	226,833
Volvo AB, Series B	18,832	282,734
		4,994,789

Switzerland - 9.4%
ABB Ltd.*	27,359	647,248
Actelion Ltd.*	1,336	94,864
Adecco SA*	1,642	116,955
Aryzta AG*	1,103	73,745
Baloise Holding AG	589	65,144
Banque Cantonale Vaudoise	39	21,492
Barry Callebaut AG*	27	27,115
Cie Financiere Richemont SA	6,494	650,729
Coca-Cola HBC AG*	2,406	72,010
Credit Suisse Group AG*	18,641	569,446
EMS-Chemie Holding AG	101	35,746
Geberit AG	481	129,912
Givaudan SA*	103	150,487
Glencore Xstrata plc*	132,016	719,109
Holcim Ltd.*	2,839	211,320
Julius Baer Group Ltd.*	2,758	128,726
Kuehne + Nagel International AG	669	87,681
Lindt & Spruengli AG:
Participation Certificate	10	41,044
Registered Shares	1	47,558
Lonza Group AG*	660	54,018
Nestle SA	40,122	2,806,743
Novartis AG	28,619	2,199,879
Pargesa Holding SA	335	25,139
Partners Group Holding AG	215	52,719
Roche Holding AG	8,741	2,357,938
Schindler Holding AG:
Participation Certificates	602	90,418
Registered Shares	267	38,803
SGS SA	68	162,376
Sika AG	26	75,802
Sonova Holding AG*	625	77,697
STMicroelectronics NV	7,904	72,926
Sulzer AG	297	45,988
Swatch Group AG:
Bearer Shares	382	245,893
Registered Shares	538	60,693
Swiss Life Holding AG*	397	75,172
Swiss Prime Site AG*	685	52,995
Swiss Re AG*	4,367	361,280
Swisscom AG	289	138,914
Syngenta AG	1,158	473,113
Transocean Ltd.	4,458	198,062
UBS AG*	45,351	927,936
Zurich Insurance Group AG*	1,845	475,254
		14,960,089

United Kingdom - 19.3%
3i Group plc	12,046	70,897
Aberdeen Asset Management plc	11,889	72,820
Admiral Group plc	2,374	47,355
Aggreko plc	3,330	86,412
AMEC plc	3,684	64,010
Anglo American plc	17,278	424,317
Antofagasta plc	4,890	64,752
ARM Holdings plc	17,318	276,248
Associated British Foods plc	4,417	134,056
AstraZeneca plc	15,578	810,374
Aviva plc	36,535	234,534
Babcock International Group plc	4,467	86,432
BAE Systems plc	40,275	296,073
Barclays plc:
Common	189,859	815,494
Rights*	38,016	49,663
BG Group plc	42,348	808,768
BHP Billiton plc	26,277	773,699
BP plc	236,243	1,655,283
British American Tobacco plc	23,865	1,265,018
British Land Co. plc	11,621	108,573
British Sky Broadcasting Group plc	12,896	181,509
BT Group plc	98,048	543,122
Bunzl plc	4,119	89,161
Burberry Group plc	5,482	144,916
Capita plc	8,126	130,937
Carnival plc	2,275	77,070
Centrica plc	64,449	385,470
Cobham plc	13,645	63,421
Compass Group plc	22,692	312,045
Croda International plc	1,677	72,031
Diageo plc	31,232	992,859
Direct Line Insurance Group plc	10,230	35,285
easyJet plc	1,966	40,648
Experian plc	12,526	238,514
Fresnillo plc	2,223	34,993
G4S plc	17,493	71,967
GKN plc	20,247	112,024
GlaxoSmithKline plc	61,286	1,544,239
Hammerson plc	8,839	71,642
Hargreaves Lansdown plc	2,646	41,929
HSBC Holdings plc	231,743	2,509,675
ICAP plc	6,811	41,243
IMI plc	3,987	93,850
Imperial Tobacco Group plc	12,161	449,946
Inmarsat plc	5,554	63,705
InterContinental Hotels Group plc	3,327	96,991
Intertek Group plc	1,994	106,616
Intu Properties plc	8,285	43,039
Invensys plc	8,091	65,186
Investec plc	7,055	45,700
ITV plc	46,091	130,714
J Sainsbury plc	15,225	96,430
Johnson Matthey plc	2,541	115,432
Kingfisher plc	29,420	183,672
Land Securities Group plc	9,692	144,097
Legal & General Group plc	73,327	232,749
Lloyds TSB Group plc*	575,149	684,645
London Stock Exchange Group plc	2,229	55,425
Marks & Spencer Group plc	20,009	160,752
Meggitt plc	9,735	86,464
Melrose Industries plc	15,707	76,182
National Grid plc	45,630	539,257
Next plc	1,999	166,874
Old Mutual plc	60,683	184,173
Pearson plc	10,137	206,144
Persimmon plc*	3,756	65,990
Petrofac Ltd.	3,217	73,123
Prudential plc	31,841	592,908
Randgold Resources Ltd.	1,085	78,129
Reckitt Benckiser Group plc	8,048	588,507
Reed Elsevier plc	14,805	199,516
Resolution Ltd.	17,717	91,090
Rexam plc	9,807	76,410
Rio Tinto plc	15,815	773,450
Rolls-Royce Holdings plc*	23,316	419,454
Royal Bank of Scotland Group plc*	26,380	153,597
RSA Insurance Group plc	45,220	88,447
SABMiller plc	11,962	608,334
Sage Group plc	14,004	74,718
Schroders plc	1,261	52,552
Segro plc	9,202	46,150
Serco Group plc	6,306	55,753
Severn Trent plc	2,955	84,282
Shire plc	6,910	277,016
Smith & Nephew plc	11,224	140,000
Smiths Group plc	4,878	110,404
SSE plc	11,998	286,109
Standard Chartered plc	30,118	721,616
Standard Life plc	29,242	163,401
Subsea 7 SA	3,271	68,020
Tate & Lyle plc	5,782	68,893
Tesco plc	100,523	583,828
The Weir Group plc	2,635	99,326
Travis Perkins plc	3,037	81,069
TUI Travel plc	5,657	33,652
Tullow Oil plc	11,257	186,487
Unilever plc	15,968	630,326
United Utilities Group plc	8,456	94,530
Vedanta Resources plc	1,156	20,235
Vodafone Group plc	605,628	2,116,337
Whitbread plc	2,223	106,596
William Hill plc	10,699	69,755
William Morrison Supermarkets plc	27,373	123,995
Wolseley plc	3,397	175,697
WPP plc	16,387	336,688
		30,523,911

Total Equity Securities (Cost $123,489,415)		155,949,411

EXCHANGE TRADED PRODUCTS - 1.6%
iShares MSCI EAFE ETF	39,260	2,504,395

Total Exchange Traded Products (Cost $2,363,176)		2,504,395

TIME DEPOSIT - 0.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$730,190	730,190

Total Time Deposit (Cost $730,190)		730,190

TOTAL INVESTMENTS (Cost $126,582,781) - 100.5%		159,183,996
Other assets and liabilities, net - (0.5%)		(750,253)
NET ASSETS - 100%		$158,433,743

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen
ETF: Exchange-Traded Fund
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 95.6%	SHARES	VALUE
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,168	$188,686
Expeditors International of Washington, Inc.	4,056	178,707
		367,393

Automobiles - 0.6%
Tesla Motors, Inc.*	2,390	462,274

Beverages - 0.2%
Monster Beverage Corp.*	3,256	170,126

Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc.*	3,834	445,357
Amgen, Inc.	14,826	1,659,623
Biogen Idec, Inc.*	4,678	1,126,275
Celgene Corp.*	8,091	1,245,448
Gilead Sciences, Inc.*	30,129	1,893,306
Regeneron Pharmaceuticals, Inc.*	1,903	595,392
Vertex Pharmaceuticals, Inc.*	4,582	347,407
		7,312,808

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,366	201,820

Commercial Services & Supplies - 0.3%
Stericycle, Inc.*	1,691	195,141

Communications Equipment - 6.6%
Cisco Systems, Inc.	105,156	2,462,754
F5 Networks, Inc.*	1,544	132,413
QUALCOMM, Inc.	33,738	2,272,592
		4,867,759

Computers & Peripherals - 13.7%
Apple, Inc.	17,867	8,518,092
Dell, Inc.	34,637	476,951
NetApp, Inc.	6,690	285,128
SanDisk Corp.	4,750	282,673
Seagate Technology plc	7,049	308,323
Western Digital Corp.	4,647	294,620
		10,165,787

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	8,595	989,456
Whole Foods Market, Inc.	7,280	425,880
		1,415,336

Food Products - 2.6%
Green Mountain Coffee Roasters, Inc.*	2,968	223,580
Kraft Foods Group, Inc.	11,723	614,754
Mondelez International, Inc.	35,036	1,100,831
		1,939,165

Health Care Equipment & Supplies - 0.6%
DENTSPLY International, Inc.	2,806	121,809
Intuitive Surgical, Inc.*	782	294,243
		416,052

Health Care Providers & Services - 1.8%
Catamaran Corp.*	4,035	185,408
Express Scripts Holding Co.*	16,020	989,716
Henry Schein, Inc.*	1,720	178,364
		1,353,488

Health Care Technology - 0.5%
Cerner Corp.*	6,766	355,553

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	14,788	1,138,232
Wynn Resorts Ltd.	1,982	313,176
		1,451,408

Household Durables - 0.2%
Garmin Ltd.	3,842	173,620

Internet & Catalog Retail - 6.1%
Amazon.com, Inc.*	8,993	2,811,572
Expedia, Inc.	2,408	124,710
Liberty Interactive Corp.*	9,656	226,626
Netflix, Inc.*	1,160	358,684
priceline.com, Inc.*	1,013	1,024,092
		4,545,684

Internet Software & Services - 13.2%
Akamai Technologies, Inc.*	3,486	180,226
Baidu, Inc. (ADR)*	5,394	837,041
eBay, Inc.*	25,464	1,420,637
Equinix, Inc.*	959	176,120
Facebook, Inc.*	35,759	1,796,532
Google, Inc.*	5,388	4,719,403
Yahoo!, Inc.*	20,075	665,687
		9,795,646

IT Services - 2.3%
Automatic Data Processing, Inc.	9,526	689,492
Cognizant Technology Solutions Corp.*	5,928	486,807
Fiserv, Inc.*	2,561	258,789
Paychex, Inc.	7,144	290,332
		1,725,420

Leisure Equipment & Products - 0.4%
Mattel, Inc.	6,767	283,267

Machinery - 0.5%
PACCAR, Inc.	6,943	386,447

Media - 7.9%
Charter Communications, Inc.*	1,980	266,825
Comcast Corp.	41,960	1,894,494
DIRECTV*	10,805	645,599
Discovery Communications, Inc.*	2,897	244,565
Liberty Global plc*	4,395	348,743
Liberty Media Corp.*	2,167	318,874
Sirius XM Radio, Inc.	121,759	471,207
Twenty-First Century Fox, Inc.	29,868	1,000,578
Viacom, Inc., Class B	8,378	700,233
		5,891,118

Metals & Mining - 0.1%
Randgold Resources Ltd. (ADR)	976	69,813

Multiline Retail - 0.5%
Dollar Tree, Inc.*	4,398	251,390
Sears Holdings Corp.*	2,090	124,648
		376,038

Pharmaceuticals - 0.4%
Mylan, Inc.*	7,499	286,237

Professional Services - 0.3%
Verisk Analytics, Inc.*	3,303	214,563

Semiconductors & Semiconductor Equipment - 8.1%
Altera Corp.	6,280	233,365
Analog Devices, Inc.	6,111	287,523
Applied Materials, Inc.	23,569	413,400
Avago Technologies Ltd.	4,838	208,615
Broadcom Corp.	10,412	270,816
Intel Corp.	97,928	2,244,510
KLA-Tencor Corp.	3,264	198,614
Linear Technology Corp.	4,568	181,167
Maxim Integrated Products, Inc.	5,599	166,850
Microchip Technology, Inc.	3,837	154,593
Micron Technology, Inc.*	20,441	357,104
NVIDIA Corp.	11,373	176,964
Texas Instruments, Inc.	21,686	873,295
Xilinx, Inc.	5,241	245,593
		6,012,409

Software - 10.9%
Activision Blizzard, Inc.	22,035	367,324
Adobe Systems, Inc.*	9,880	513,167
Autodesk, Inc.*	4,392	180,819
CA, Inc.	8,955	265,695
Check Point Software Technologies Ltd.*	3,863	218,491
Citrix Systems, Inc.*	3,661	258,503
Intuit, Inc.	5,817	385,725
Microsoft Corp.	163,785	5,455,679
Nuance Communications, Inc.*	6,212	116,133
Symantec Corp.	13,671	338,357
		8,099,893

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.*	4,297	332,416
O'Reilly Automotive, Inc.*	2,138	272,788
Ross Stores, Inc.	4,318	314,350
Staples, Inc.	13,036	190,977
		1,110,531

Textiles, Apparel & Luxury Goods - 0.2%
Fossil Group, Inc.*	1,112	129,259

Trading Companies & Distributors - 0.4%
Fastenal Co.	5,826	292,756

Wireless Telecommunication Services - 1.2%
SBA Communications Corp.*	2,494	200,667
Vodafone Group plc (ADR)	19,830	697,620
		898,287

Total Equity Securities (Cost $43,945,922)		70,965,098

EXCHANGE TRADED PRODUCTS - 2.0%
Powershares QQQ Trust, Series 1	19,200	1,513,920

Total Exchange Traded Products (Cost $1,413,350)		1,513,920

TIME DEPOSIT - 2.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$1,944,266	1,944,266

Total Time Deposit (Cost $1,944,266)		1,944,266

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.075%, 11/14/13^	200,000	199,982

Total U.S. Treasury Obligations (Cost $199,982)		199,982

TOTAL INVESTMENTS (Cost $47,503,520) - 100.5%		74,623,266
Other assets and liabilities, net - (0.5%)		(391,795)
NET ASSETS - 100%		$74,231,471

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	33	12/13	$2,117,940	$25,674

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$104,688

Total Asset-Backed Securities (Cost $106,228)		104,688

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Banc of America Commercial Mortgage Trust, 5.793%, 4/10/49 (r)	550,000	615,617
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	523,704
3.742%, 11/10/46 (e)	881,379	927,622
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	528,188

Total Commercial Mortgage-Backed Securities (Cost $2,403,735)		2,595,131

CORPORATE BONDS - 21.2%
Alcoa, Inc., 5.72%, 2/23/19	149,000	155,364
American Express Credit Corp., 2.75%, 9/15/15	200,000	207,552
Amgen, Inc., 4.10%, 6/15/21	700,000	723,278
Apache Corp., 5.625%, 1/15/17	100,000	112,960
AstraZeneca plc, 6.45%, 9/15/37	350,000	426,996
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	876,640
Bank of America Corp.:
5.65%, 5/1/18	250,000	282,131
3.30%, 1/11/23	950,000	889,922
Bank of New York Mellon Corp., 1.30%, 1/25/18	850,000	831,414
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000,000	906,421
BorgWarner, Inc., 5.75%, 11/1/16	500,000	560,723
BP Capital Markets plc:
4.50%, 10/1/20	400,000	432,169
2.50%, 11/6/22	500,000	452,316
2.75%, 5/10/23	1,000,000	913,335
British Telecommunications plc, 1.625%, 6/28/16	300,000	301,620
CA, Inc., 5.375%, 12/1/19	100,000	110,951
Caterpillar Financial Services Corp., 1.25%, 11/6/17	650,000	637,987
Cigna Corp., 4.00%, 2/15/22	300,000	306,319
Cintas Corp. No. 2, 3.25%, 6/1/22	200,000	194,574
Citigroup, Inc.:
1.75%, 5/1/18	450,000	436,442
6.125%, 5/15/18	200,000	231,329
3.375%, 3/1/23	750,000	713,676
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	120,248
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	231,687
Deere & Co., 6.55%, 10/1/28	250,000	308,014
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,057,285
Discovery Communications LLC, 5.05%, 6/1/20	200,000	221,433
Emerson Electric Co., 4.75%, 10/15/15	200,000	215,797
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	216,031
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	719,515
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,026,711
Ensco plc, 4.70%, 3/15/21	700,000	742,993
EOG Resources, Inc., 2.625%, 3/15/23	750,000	690,874
Equifax, Inc., 3.30%, 12/15/22	350,000	328,264
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	600,000	597,222
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,000,000	992,131
GATX Corp., 4.85%, 6/1/21	700,000	721,764
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	218,048
5.375%, 3/15/20	150,000	165,226
GTE Corp., 6.94%, 4/15/28	80,000	91,708
HCP, Inc., 2.625%, 2/1/20	700,000	664,168
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	854,898
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,000,000	925,646
Intel Corp., 1.35%, 12/15/17	750,000	740,311
John Deere Capital Corp., 1.20%, 10/10/17	250,000	246,126
JPMorgan Chase & Co.:
4.50%, 1/24/22	400,000	417,241
3.375%, 5/1/23	700,000	634,805
Kennametal, Inc., 2.65%, 11/1/19	950,000	917,779
Kimco Realty Corp., 4.30%, 2/1/18	300,000	323,936
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	631,612
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	217,330
4.75%, 7/15/20	800,000	837,848
Liberty Property LP, 3.375%, 6/15/23	250,000	231,106
Lockheed Martin Corp., 4.85%, 9/15/41	1,000,000	992,118
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	523,014
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	206,368
Morgan Stanley:
5.95%, 12/28/17	950,000	1,074,809
4.10%, 5/22/23	500,000	466,359
Northern Trust Corp., 3.45%, 11/4/20	100,000	103,257
NYSE Euronext, 2.00%, 10/5/17	450,000	450,524
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	522,931
Oracle Corp.:
5.75%, 4/15/18	250,000	291,148
2.375%, 1/15/19	900,000	904,236
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	265,518
PNC Bank NA, 2.70%, 11/1/22	850,000	774,637
Post Apartment Homes LP, 3.375%, 12/1/22	950,000	882,823
Precision Castparts Corp., 1.25%, 1/15/18	750,000	731,254
Public Service Co. of Colorado, 2.25%, 9/15/22	250,000	229,117
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	908,734
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	409,674
3.75%, 9/20/21	400,000	394,380
Stanley Black & Decker, Inc., 2.90%, 11/1/22	500,000	469,489
TCI Communications, Inc., 8.75%, 8/1/15	100,000	114,030
Teck Resources Ltd., 4.75%, 1/15/22	400,000	401,408
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	363,414
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	491,994
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	101,252
Time Warner, Inc., 4.875%, 3/15/20	100,000	108,795
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	307,194
US Bank, 4.95%, 10/30/14	100,000	104,812
VF Corp., 3.50%, 9/1/21	400,000	402,218
Wal-Mart Stores, Inc.:
6.50%, 8/15/37	250,000	310,313
4.00%, 4/11/43	500,000	445,743
WellPoint, Inc., 3.70%, 8/15/21	800,000	803,314
Williams Partners LP, 3.80%, 2/15/15	100,000	103,798
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	991,909

Total Corporate Bonds (Cost $42,604,736)		42,662,460

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.2%
Fannie Mae:
2.625%, 11/20/14	600,000	616,827
2.375%, 7/28/15	1,000,000	1,036,542
4.875%, 12/15/16	1,000,000	1,126,516
6.25%, 5/15/29	1,600,000	2,047,805
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,137,945
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,118,616
2.00%, 8/25/16	1,000,000	1,036,178
5.00%, 2/16/17	1,000,000	1,133,816
5.125%, 11/17/17	1,000,000	1,154,330
4.875%, 6/13/18	4,000,000	4,598,916
3.75%, 3/27/19	3,200,000	3,521,347
2.375%, 1/13/22	1,500,000	1,459,944
6.75%, 3/15/31	500,000	677,726

Total U.S. Government Agencies and Instrumentalities (Cost $20,218,885)		20,666,508

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.2%
Fannie Mae:
5.00%, 12/1/16	154,054	163,492
5.00%, 11/1/17	25,183	26,798
5.50%, 8/1/18	93,568	100,215
4.61%, 12/1/19	474,113	521,701
5.00%, 6/1/20	46,636	49,542
6.50%, 4/1/23	49,932	55,186
3.50%, 5/1/26	973,419	1,027,551
2.50%, 12/1/27	856,614	849,954
4.50%, 5/1/31	851,195	925,058
6.50%, 8/1/32	100,908	113,031
5.50%, 7/1/33	246,267	272,385
5.50%, 7/1/33	112,825	123,261
6.00%, 8/1/33	57,506	63,673
5.50%, 11/1/33	136,919	149,691
5.50%, 3/1/34	254,341	277,949
6.00%, 6/1/34	185,692	203,507
5.00%, 7/1/34	260,552	282,866
5.00%, 10/1/34	224,278	243,534
5.50%, 3/1/35	319,986	349,957
5.50%, 6/1/35	246,123	267,776
5.50%, 9/1/35	160,347	174,779
5.50%, 2/1/36	75,671	82,328
5.50%, 4/1/36	434,938	459,566
5.00%, 7/1/36	1,105,601	1,201,650
6.50%, 9/1/36	245,745	271,603
5.50%, 11/1/36	111,998	121,994
6.00%, 8/1/37	1,266,019	1,387,772
6.00%, 5/1/38	130,908	142,862
5.50%, 6/1/38	161,558	175,771
6.00%, 7/1/38	740,560	817,706
3.12%, 9/1/38 (r)	691,263	734,770
4.00%, 3/1/39	219,456	230,137
4.50%, 5/1/40	928,013	996,858
4.50%, 7/1/40	443,338	473,792
4.50%, 10/1/40	1,686,734	1,803,280
3.50%, 2/1/41	985,004	1,003,443
4.00%, 2/1/41	1,342,136	1,408,762
3.50%, 3/1/41	1,026,014	1,045,220
4.00%, 3/1/41	596,702	628,920
3.50%, 3/1/42	1,738,673	1,772,340
4.00%, 7/1/42	1,058,864	1,111,264
4.00%, 8/1/42	1,336,337	1,392,480
3.50%, 12/1/42	1,855,190	1,891,175
3.00%, 5/1/43	2,767,390	2,705,901
3.00%, 8/1/43	2,088,340	2,042,075
3.50%, 8/1/43	1,893,946	1,907,046
Freddie Mac:
4.50%, 9/1/18	104,028	109,849
5.00%, 11/1/20	109,386	116,144
4.00%, 3/1/25	921,607	975,617
3.50%, 11/1/25	815,223	858,632
3.50%, 7/1/26	598,026	629,655
2.50%, 3/1/28	288,186	290,100
5.00%, 2/1/33	57,182	61,600
5.00%, 4/1/35	125,652	135,870
5.00%, 12/1/35	290,557	313,640
6.00%, 8/1/36	100,534	109,412
5.00%, 10/1/36	563,063	606,773
6.50%, 10/1/37	81,859	89,839
5.00%, 1/1/38	1,196,815	1,287,706
5.00%, 7/1/39	367,210	399,523
4.00%, 11/1/39	846,797	885,205
4.50%, 1/1/40	407,385	433,281
5.00%, 1/1/40	1,453,289	1,579,526
4.50%, 4/1/40	974,266	1,037,238
6.00%, 4/1/40	231,001	251,400
4.50%, 5/1/40	370,082	396,281
4.50%, 5/1/40	786,872	837,558
4.00%, 2/1/41	563,661	589,419
4.50%, 6/1/41	575,187	612,856
3.50%, 10/1/41	1,179,091	1,197,605
3.50%, 7/1/42	1,392,957	1,414,871
3.00%, 1/1/43	1,812,170	1,765,386
Ginnie Mae:
4.50%, 7/20/33	431,667	469,567
5.50%, 7/20/34	206,114	228,528
6.00%, 11/20/37	317,429	349,071
6.00%, 10/15/38	1,297,769	1,432,560
5.00%, 12/15/38	606,302	659,431
5.00%, 5/15/39	776,037	854,469
4.50%, 10/15/39	546,462	589,432
5.00%, 10/15/39	879,512	968,876
4.50%, 8/15/40	1,570,417	1,710,301
4.00%, 12/20/40	1,545,990	1,646,748
4.00%, 11/20/41	1,247,242	1,322,677
4.00%, 8/20/42	1,477,304	1,566,634

Total U.S. Government Agency Mortgage-Backed Securities (Cost $60,467,752)		60,833,901

U.S. TREASURY OBLIGATIONS - 36.1%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,426,562
8.00%, 11/15/21	1,000,000	1,431,172
6.25%, 8/15/23	1,650,000	2,183,673
5.50%, 8/15/28	1,000,000	1,279,688
5.375%, 2/15/31	1,000,000	1,275,312
4.50%, 2/15/36	2,000,000	2,311,250
4.375%, 11/15/39	1,000,000	1,132,188
3.875%, 8/15/40	1,000,000	1,042,031
4.375%, 5/15/41	1,000,000	1,130,625
3.125%, 11/15/41	2,000,000	1,803,438
3.00%, 5/15/42	1,000,000	876,250
2.75%, 11/15/42	1,000,000	827,656
United States Treasury Notes:
1.25%, 4/15/14	1,000,000	1,006,289
2.25%, 5/31/14	1,000,000	1,014,258
2.625%, 6/30/14	2,000,000	2,037,734
4.25%, 8/15/14	1,000,000	1,035,938
2.375%, 10/31/14	1,000,000	1,024,023
2.125%, 11/30/14	2,000,000	2,045,782
2.25%, 1/31/15	1,000,000	1,027,422
2.375%, 2/28/15	2,000,000	2,061,094
2.50%, 4/30/15	1,000,000	1,035,586
2.125%, 5/31/15	2,000,000	2,061,796
1.75%, 7/31/15	1,000,000	1,026,445
1.25%, 8/31/15	2,000,000	2,035,782
1.25%, 10/31/15	1,000,000	1,018,516
4.50%, 11/15/15	1,000,000	1,087,422
2.00%, 1/31/16	2,000,000	2,073,438
2.375%, 3/31/16	1,000,000	1,047,500
2.00%, 4/30/16	2,000,000	2,077,344
1.50%, 7/31/16	1,000,000	1,025,312
4.875%, 8/15/16	1,800,000	2,018,671
2.75%, 11/30/16	1,000,000	1,063,125
0.875%, 1/31/17	1,000,000	1,002,422
3.00%, 2/28/17	1,000,000	1,073,438
4.50%, 5/15/17	1,400,000	1,579,047
2.375%, 7/31/17	1,000,000	1,051,562
1.875%, 9/30/17	2,000,000	2,063,750
4.25%, 11/15/17	1,000,000	1,127,578
2.625%, 1/31/18	1,000,000	1,061,172
3.50%, 2/15/18	2,000,000	2,197,032
2.375%, 5/31/18	1,000,000	1,049,375
4.00%, 8/15/18	2,000,000	2,255,312
3.75%, 11/15/18	1,000,000	1,115,703
3.125%, 5/15/19	1,000,000	1,083,516
3.625%, 8/15/19	1,000,000	1,110,000
3.375%, 11/15/19	2,000,000	2,193,750
3.625%, 2/15/20	1,000,000	1,110,938
2.625%, 11/15/20	1,000,000	1,040,000
3.625%, 2/15/21	2,000,000	2,212,968
3.125%, 5/15/21	1,000,000	1,068,750
1.75%, 5/15/22	1,000,000	947,109
1.625%, 11/15/22	1,000,000	925,859

Total U.S. Treasury Obligations (Cost $72,325,473)		72,812,603

TIME DEPOSIT - 1.2%
State Street Bank Time Deposit, 0.083%, 10/1/13	2,447,997	2,447,997

Total Time Deposit (Cost $2,447,997)		2,447,997

TOTAL INVESTMENTS (Cost $200,574,806) - 100.3%		202,123,288
Other assets and liabilities, net - (0.3%)		(570,408)
NET ASSETS - 100%		$201,552,880

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EXCHANGE TRADED PRODUCTS - 94.2%	SHARES	VALUE
iShares Core Total US Bond Market ETF	11,200	$1,200,640
iShares North American Natural Resources ETF	2,600	107,744
iShares S&P 500 Growth ETF	3,300	294,888
iShares S&P 500 Value ETF	4,400	344,608
iShares TIPS Bond ETF	5,600	630,448
Powershares QQQ Trust, Series 1	3,600	283,860
SPDR Barclays High Yield Bond ETF	5,700	227,088
Vanguard FTSE Developed Markets ETF	13,000	514,540
Vanguard REIT ETF	7,700	509,432
Vanguard S&P 500 ETF	6,600	508,200
Vanguard Total Bond Market ETF	8,600	695,568
Vanguard Total International Stock ETF	3,400	170,510

Total Exchange Traded Products (Cost $5,505,773)		5,487,526

TIME DEPOSIT - 4.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$244,506	244,506

Total Time Deposit (Cost $244,506)		244,506

TOTAL INVESTMENTS (Cost $5,750,279) - 98.4%		5,732,032
Other assets and liabilities, net - 1.6%		95,162
NET ASSETS - 100%		$5,827,194

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	4	12/13	$334,860	($1,549)

Abbreviations:
ETF: Exchange-Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EXCHANGE TRADED PRODUCTS - 88.9%	SHARES	VALUE
iShares Core S&P Mid-Cap ETF	4,300	$533,802
iShares Core Total US Bond Market ETF	16,600	1,779,520
iShares North American Natural Resources ETF	4,300	178,192
iShares Russell 2000 ETF	1,700	181,254
iShares S&P 500 Growth ETF	5,000	446,800
iShares S&P 500 Value ETF	6,900	540,408
iShares S&P Mid-Cap 400 Growth ETF	600	83,466
iShares S&P Mid-Cap 400 Value ETF	800	86,416
iShares TIPS Bond ETF	6,300	709,254
Powershares QQQ Trust, Series 1	3,400	268,090
SPDR Barclays High Yield Bond ETF	11,100	442,224
Vanguard FTSE Developed Markets ETF	24,700	977,626
Vanguard REIT ETF	13,400	886,544
Vanguard S&P 500 ETF	14,000	1,078,000
Vanguard Total International Stock ETF	7,100	356,065

Total Exchange Traded Products (Cost $8,482,258)		8,547,661

TIME DEPOSIT - 4.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$446,748	446,748

Total Time Deposit (Cost $446,748)		446,748

TOTAL INVESTMENTS (Cost $8,929,006) - 93.5%		8,994,409
Other assets and liabilities, net - 6.5%		624,993
NET ASSETS - 100%		$9,619,402

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	4	12/13	$334,860	($1,549)

Abbreviations:
ETF: Exchange-Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EXCHANGE TRADED PRODUCTS - 95.7%	SHARES	VALUE
iShares Core S&P Mid-Cap ETF	7,300	$906,222
iShares Core Total US Bond Market ETF	15,500	1,661,600
iShares North American Natural Resources ETF	7,200	298,368
iShares Russell 2000 ETF	5,650	602,403
iShares S&P 500 Growth ETF	10,100	902,536
iShares S&P 500 Value ETF	13,400	1,049,488
iShares S&P Mid-Cap 400 Growth ETF	2,200	306,042
iShares S&P Mid-Cap 400 Value ETF	2,800	302,456
iShares TIPS Bond ETF	4,050	455,949
Powershares QQQ Trust, Series 1	9,600	756,960
SPDR Barclays High Yield Bond ETF	15,100	601,584
Vanguard FTSE Developed Markets ETF	49,800	1,971,084
Vanguard FTSE Emerging Markets ETF	11,100	445,221
Vanguard REIT ETF	16,000	1,058,560
Vanguard S&P 500 ETF	33,400	2,571,800
Vanguard Total International Stock ETF	12,000	601,800

Total Exchange Traded Products (Cost $14,210,403)		14,492,073

TIME DEPOSIT - 7.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$1,096,464	1,096,464

Total Time Deposit (Cost $1,096,464)		1,096,464

TOTAL INVESTMENTS (Cost $15,306,867) - 102.9%		15,588,537
Other assets and liabilities, net - (2.9%)		(443,168)
NET ASSETS - 100%		$15,145,369

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
MSCI EAFE Mini Index	1	12/13	$90,760	$53

Abbreviations:
ETF: Exchange-Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund is comprised of twelve separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index Portfolios, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios.  Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP NASDAQ 100 Index, and Calvert VP Barclays Capital Aggregate Bond Index Portfolios offer only one class of shares which is not subject to Distribution Plan expenses.  Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios offer only one class of shares (Class F) which is subject to Distribution Plan expenses.  Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert VP EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of September 30, 2013:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$10	0.0%
Calvert VP Russell 2000 Small Cap Index	$18	0.0%
Calvert VP EAFE International Index	$53,732	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$142,114,193	-	-	$142,114,193
Other debt obligations	-	$2,625,659	-	2,625,659
TOTAL	$142,114,193	$2,625,659	-	$141,739,852

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$67,403,470	-	-	$67,403,470
Other debt obligations	-	$817,232	-	817,232
TOTAL	$67,403,470	$817,232	-	$68,220,702

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$41,819,880	-	$41,819,880
Corporate debt	-	42,800,342	-	42,800,342
Other debt obligations	-	565,451	-	565,451
TOTAL	-	$85,185,673	-	$85,185,673

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$317,064,463	-	-	$317,064,463
Exchange traded funds	2,454,260	-	-	2,454,260
U.S. government obligations	-	$1,499,942	-	1,499,942
Other debt obligations	-	7,591,602	-	7,591,602
TOTAL	$319,518,723	$9,091,544	-	$328,610,267

Other financial instruments**	($54,140)	-	-	($54,140)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$70,965,098	-	-	$70,965,098
Exchange traded funds	1,513,920	-	-	1,513,920
U.S. government obligations	-	$199,982	-	199,982
Other debt obligations	-	1,944,266	-	1,944,266
TOTAL	$72,479,018	$2,144,248	-	$74,623,266

Other financial instruments**	$25,674	-	-	$25,674

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Investment Grade Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$104,688	-	$104,688
Commercial mortgage-backed securities	-	2,595,131	-	2,595,131
Corporate bonds	-	42,662,460	-	42,662,460
Other debt obligations	-	2,447,997	-	2,447,997
U.S. government obligations	-	154,313,012	-	154,313,012
TOTAL	-	$202,123,288	-	$202,123,288

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$223,839,672	-	$10	$223,839,682
Exchange traded funds	5,205,590	-	-	5,205,590
U.S. government obligations	-	$499,954	-	499,954
Other debt obligations	-	8,045,048	-	8,045,048
TOTAL	$229,045,262	$8,545,002	$10***	$237,590,274

Other financial instruments**	$94,659	-	-	$94,659

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$133,606,136	-	$18	$133,606,154
Exchanged traded funds	5,640,198	-	-	5,640,198
Closed-end funds	18,850	-	-	18,850
U.S. government obligations	-	$399,963	-	399,963
Other debt obligations	-	4,061,801	-	4,061,801
TOTAL	$139,265,184	$4,461,764	$18***	$143,726,966

Other financial instruments**	$84,762	-	-	$84,762

`

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$155,895,679	$53,732	-	$155,949,411
Exchange traded funds	2,504,395	-	-	2,504,395
Other debt obligations	-	730,190	-	730,190
TOTAL	$158,400,074	$783,922	-	$159,183,996

*  For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Volatility Managed Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$5,487,526	-	-	$5,487,526
Other debt obligations	-	$244,506	-	244,506
TOTAL	$5,487,526	$244,506	-	$5,732,032

Other financial instruments**	($1,549)	-	-	($1,549)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Volatility Managed Moderate Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$8,547,661	-	-	$8,547,661
Other debt obligations	-	$446,748	-	446,748
TOTAL	$8,547,661	$446,748	-	$8,994,409

Other financial instruments**	($1,549)	-	-	($1,549)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Volatility Managed Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$14,492,073	-	-	$14,492,073
Other debt obligations	-	$1,096,464	-	1,096,464
TOTAL	$14,492,073	$1,096,464	-	$15,588,537

Other financial instruments**	$53	-	-	$53

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.

During the nine month period ended September 30, 2013, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 42 contracts and $2,568,002 weighted average notional value.

During the nine month period ended September 30, 2013, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 11 contracts and $951,494 weighted average notional value.

During the nine month period ended September 30, 2013, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 5 contracts and $356,463 weighted average notional value.

During the nine month period ended September 30, 2013, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 11 contracts and $409,280 weighted average notional value.

During the period from inception of the portfolio (April 30, 2013) through September 30, 2013, Calvert VP Volatility Managed Moderate Portfolio invested in E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 9 contracts and $581,216 weighted average notional value.

During the period from inception of the portfolio (April 30, 2013) through September 30, 2013, Calvert VP Volatility Managed Moderate Growth Portfolio invested in E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 13 contracts and $705,593 weighted average notional value.

During the period from inception of the portfolio (April 30, 2013) through September 30, 2013, Calvert VP Volatility Managed Growth Portfolio invested in E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 20 contracts and $698,095 weighted average notional value.

Treasury Inflation-Protected Securities: The Calvert VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a specific class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2013, and net realized capital loss carryforwards as of December 31, 2012 with expiration dates, where applicable:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$118,308,074	$232,477,935	$172,933,530
Unrealized appreciation	$26,875,702	$108,956,069	$71,465,762
Unrealized (depreciation)	(443,924)	(12,823,737)	(6,809,018)
Net appreciation (depreciation)	$26,431,778	$96,132,332	$64,656,744

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 47,672,136	$200,814,229	$84,673,985
Unrealized appreciation	$27,332,725	$4,355,169	$2,083,710
Unrealized (depreciation)	(381,595)	(3,046,110)	(1,572,022)
Net appreciation (depreciation)	$26,951,130	$1,309,059	$511,688

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$69,557,033	$129,862,991	$108,719,082
Unrealized appreciation	$2,446,634	$37,641,492	$44,280,995
Unrealized (depreciation)	(3,782,965)	(8,320,487)	(9,273,111)
Net appreciation (depreciation)	($1,336,331)	$29,321,005	$35,007,884

	CALVERT VP VOLATILITY MANAGED MODERATE	CALVERT VP VOLATILITY MANAGED MODERATE GROWTH	CALVERT VP VOLATILITY MANAGED GROWTH
Federal income tax cost	$5,759,218	$8,932,541	$15,310,820
Unrealized appreciation	$76,122	$150,765	$336,411
Unrealized (depreciation)	(103,308)	(88,897)	(58,694)
Net appreciation (depreciation)	($27,186)	$61,868	$277,717

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX **
EXPIRATION DATE
31-Dec-13	-	($1,605,580)
31-Dec-15	($953,081)	(2,330,473)
31-Dec-16	-	(280,386)
31-Dec-17	(28,385,593)	(2,509,534)
31-Dec-18	(8,033,097)	(2,611,900)

NO EXPIRATION DATE
Short-term	-	-
Long-term	($6,297,289)	-

	CALVERT VP EAFE INTERNATIONAL INDEX***	CALVERT VP S&P MIDCAP 400 INDEX****
EXPIRATION DATE
31-Dec-15	($186,055)	($6,028,554)
31-Dec-16	(15,302,273)	(4,284,740)
31-Dec-17	(15,978)	-

NO EXPIRATION DATE
Short-term	-	-
Long-term	($2,540,842)	-

* Calvert VP SRI Large Cap Value Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Income & Growth Portfolio may be limited under certain tax provisions.

** Calvert VP S&P 500 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Index 500 Portfolio may be limited under certain tax provisions.

*** Calvert VP EAFE International Index Portfolio’s use of capital loss carryforwards acquired from CVS Calvert Social International Equity Portfolio may be limited under certain tax provisions.

**** Calvert VP S&P MidCap 400 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas MidCap Growth and CVP MidCap Value Portfolios may be limited under certain tax provisions.

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and retain their character as either short-term or long-term capital losses.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:          /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson -- Principal Executive Officer

Date:       November 26, 2013

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Chairperson -- Principal Executive Officer

Date:       November 26, 2013

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       November 26, 2013